UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs International Equity Insights Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Trend Driven Allocation Fund, and Goldman Sachs Government Money Market Fund is filed herewith.

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Institutional Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	23.6%
Industrials	18.4%
Information Technology	13.5%
Health Care	10.1%
Consumer Discretionary	9.1%
Consumer Staples	7.6%
Materials	5.6%
Communication Services	3.4%
Energy	3.2%
Other	3.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$136,648,439
  # of Portfolio Holdings as of Period End333
  Portfolio Turnover Rate for the Period76%
  Total Net Advisory Fees Paid for the Period$512,626

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

380987701-SAR-0626     Institutional Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Service Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	23.6%
Industrials	18.4%
Information Technology	13.5%
Health Care	10.1%
Consumer Discretionary	9.1%
Consumer Staples	7.6%
Materials	5.6%
Communication Services	3.4%
Energy	3.2%
Other	3.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$55	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$136,648,439
  # of Portfolio Holdings as of Period End333
  Portfolio Turnover Rate for the Period76%
  Total Net Advisory Fees Paid for the Period$512,626

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

380987776-SAR-0626     Service Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Institutional Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	19.5%
Financials	19.0%
Industrials	13.6%
Health Care	11.8%
Consumer Discretionary	11.3%
Consumer Staples	8.1%
Materials	4.3%
Energy	4.1%
Utilities	4.0%
Other	4.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$38	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$282,668,467
  # of Portfolio Holdings as of Period End61
  Portfolio Turnover Rate for the Period68%
  Total Net Advisory Fees Paid for the Period$912,851

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

380987107-SAR-0626     Institutional Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Service Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	19.5%
Financials	19.0%
Industrials	13.6%
Health Care	11.8%
Consumer Discretionary	11.3%
Consumer Staples	8.1%
Materials	4.3%
Energy	4.1%
Utilities	4.0%
Other	4.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$50	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$282,668,467
  # of Portfolio Holdings as of Period End61
  Portfolio Turnover Rate for the Period68%
  Total Net Advisory Fees Paid for the Period$912,851

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

380987677-SAR-0626     Service Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Institutional Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	29.4%
Industrials	18.3%
Health Care	17.5%
Consumer Discretionary	12.3%
Financials	5.6%
Materials	4.2%
Communication Services	3.9%
Utilities	2.8%
Other	6.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$73,553,052
  # of Portfolio Holdings as of Period End65
  Portfolio Turnover Rate for the Period78%
  Total Net Advisory Fees Paid for the Period$259,200

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

380987636-SAR-0626     Institutional Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Service Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	29.4%
Industrials	18.3%
Health Care	17.5%
Consumer Discretionary	12.3%
Financials	5.6%
Materials	4.2%
Communication Services	3.9%
Utilities	2.8%
Other	6.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$53	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$73,553,052
  # of Portfolio Holdings as of Period End65
  Portfolio Turnover Rate for the Period78%
  Total Net Advisory Fees Paid for the Period$259,200

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

380987719-SAR-0626     Service Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Institutional Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	18.1%
Financials	16.7%
Information Technology	9.8%
Consumer Discretionary	9.1%
Health Care	8.7%
Utilities	8.7%
Materials	7.5%
Energy	7.0%
Real Estate	6.3%
Other	7.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$489,633,683
  # of Portfolio Holdings as of Period End84
  Portfolio Turnover Rate for the Period87%
  Total Net Advisory Fees Paid for the Period$1,784,622

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

380987602-SAR-0626     Institutional Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Service Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	18.1%
Financials	16.7%
Information Technology	9.8%
Consumer Discretionary	9.1%
Health Care	8.7%
Utilities	8.7%
Materials	7.5%
Energy	7.0%
Real Estate	6.3%
Other	7.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$57	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$489,633,683
  # of Portfolio Holdings as of Period End84
  Portfolio Turnover Rate for the Period87%
  Total Net Advisory Fees Paid for the Period$1,784,622

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

380987743-SAR-0626     Service Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Institutional Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Health Care	19.5%
Financials	18.1%
Industrials	14.2%
Information Technology	13.5%
Consumer Discretionary	12.9%
Energy	6.5%
Real Estate	5.6%
Materials	5.3%
Communication Services	3.7%
Other	1.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$228,501,781
  # of Portfolio Holdings as of Period End580
  Portfolio Turnover Rate for the Period90%
  Total Net Advisory Fees Paid for the Period$698,507

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

380987404-SAR-0626     Institutional Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Service Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Health Care	19.5%
Financials	18.1%
Industrials	14.2%
Information Technology	13.5%
Consumer Discretionary	12.9%
Energy	6.5%
Real Estate	5.6%
Materials	5.3%
Communication Services	3.7%
Other	1.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$59	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$228,501,781
  # of Portfolio Holdings as of Period End580
  Portfolio Turnover Rate for the Period90%
  Total Net Advisory Fees Paid for the Period$698,507

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

380987669-SAR-0626     Service Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Institutional Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	46.8%
Communication Services	17.7%
Industrials	11.9%
Health Care	8.1%
Consumer Discretionary	6.2%
Financials	5.0%
Materials	1.2%
Energy	1.2%
Consumer Staples	1.2%
Other	2.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$501,931,759
  # of Portfolio Holdings as of Period End58
  Portfolio Turnover Rate for the Period37%
  Total Net Advisory Fees Paid for the Period$1,539,268

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

380987503-SAR-0626     Institutional Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Service Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	46.8%
Communication Services	17.7%
Industrials	11.9%
Health Care	8.1%
Consumer Discretionary	6.2%
Financials	5.0%
Materials	1.2%
Energy	1.2%
Consumer Staples	1.2%
Other	2.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$501,931,759
  # of Portfolio Holdings as of Period End58
  Portfolio Turnover Rate for the Period37%
  Total Net Advisory Fees Paid for the Period$1,539,268

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

380987750-SAR-0626     Service Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Institutional Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	36.1%
Consumer Discretionary	11.8%
Financials	11.6%
Health Care	10.9%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	5.5%
Energy	2.7%
Real Estate	1.9%
Other	1.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$376,997,720
  # of Portfolio Holdings as of Period End148
  Portfolio Turnover Rate for the Period112%
  Total Net Advisory Fees Paid for the Period$992,740

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

380987206-SAR-0626     Institutional Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Service Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	36.1%
Consumer Discretionary	11.8%
Financials	11.6%
Health Care	10.9%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	5.5%
Energy	2.7%
Real Estate	1.9%
Other	1.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$376,997,720
  # of Portfolio Holdings as of Period End148
  Portfolio Turnover Rate for the Period112%
  Total Net Advisory Fees Paid for the Period$992,740

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

380987768-SAR-0626     Service Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Institutional Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Mortgage-Backed Securities	32.8%
U.S. Treasury Obligations	27.3%
Corporate Bond	25.2%
Asset- Backed Securities	12.6%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	3.6%
Foreign Bond	3.0%
Foreign Government Securities	1.3%
Other	4.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$238,052,088
  # of Portfolio Holdings as of Period End689
  Portfolio Turnover Rate for the Period228%
  Total Net Advisory Fees Paid for the Period$441,274

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

380987628-SAR-0626     Institutional Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Service Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Mortgage-Backed Securities	32.8%
U.S. Treasury Obligations	27.3%
Corporate Bond	25.2%
Asset- Backed Securities	12.6%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	3.6%
Foreign Bond	3.0%
Foreign Government Securities	1.3%
Other	4.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$238,052,088
  # of Portfolio Holdings as of Period End689
  Portfolio Turnover Rate for the Period228%
  Total Net Advisory Fees Paid for the Period$441,274

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

380987727-SAR-0626     Service Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Institutional Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Trend Driven Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Long-Term Fixed Income	33.2	33.2	-	33.2
US Equity	55.1	55.1	-	55.1
Cash and Short-Term Investments	277.2	175.0	102.2	72.9
Developed markets ex US Equity	14.3	14.3	-	14.3

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. Short-term Investments include investment companies.

Key Fund Statistics

  Total Net Assets as of Period End$151,609,730
  # of Portfolio Holdings as of Period End12
  Portfolio Turnover Rate for the Period6%
  Total Net Advisory Fees Paid for the Period$418,392

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

380987610-SAR-0626     Institutional Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Service Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Trend Driven Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Long-Term Fixed Income	33.2	33.2	-	33.2
US Equity	55.1	55.1	-	55.1
Cash and Short-Term Investments	277.2	175.0	102.2	72.9
Developed markets ex US Equity	14.3	14.3	-	14.3

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. Short-term Investments include investment companies.

Key Fund Statistics

  Total Net Assets as of Period End$151,609,730
  # of Portfolio Holdings as of Period End12
  Portfolio Turnover Rate for the Period6%
  Total Net Advisory Fees Paid for the Period$418,392

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

380987651-SAR-0626     Service Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

Institutional Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Money Market Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	69.4%
U.S. Government Agency Obligations	20.5%
U.S. Treasury Obligations	16.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,615,034,814
  # of Portfolio Holdings as of Period End369
  Total Net Advisory Fees Paid for the Period$3,069,793

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

380987594-SAR-0626     Institutional Shares

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

Service Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Money Market Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	69.4%
U.S. Government Agency Obligations	20.5%
U.S. Treasury Obligations	16.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,615,034,814
  # of Portfolio Holdings as of Period End369
  Total Net Advisory Fees Paid for the Period$3,069,793

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

380987693-SAR-0626     Service Shares

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund Semi-Annual Financial Statements June 30, 2026

Goldman Sachs Government Money Market Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations - 20.5%

Federal Farm Credit Banks Funding Corp.
$691,000	3.605%		07/27/26	$689,263
Federal Farm Credit Banks Funding Corp. (3M USD T-Bill + 0.105%)
718,000	3.881	(a)	02/17/28	718,000
Federal Farm Credit Banks Funding Corp. (3M USD T-Bill + 0.190%)
905,000	3.966	(a)	11/24/27	905,000
Federal Farm Credit Banks Funding Corp. (3M USD T-Bill + 0.200%)
2,307,000	3.976	(a)	11/05/27	2,307,000
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.000%)
1,138,000	3.750	(a)	10/29/27	1,138,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.020%)
255,000	3.640	(a)	11/04/26	255,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.035%)
966,000	3.655	(a)	11/19/26	966,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.040%)
61,000	3.660	(a)	03/04/27	61,000
910,000	3.660	(a)	05/21/27	910,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.045%)
2,433,000	3.665	(a)	06/22/27	2,433,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.050%)
529,000	3.670	(a)	05/06/27	529,000
2,475,000	3.670	(a)	05/20/27	2,475,000
1,935,000	3.670	(a)	06/11/27	1,935,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.055%)
25,000,000	3.675	(a)	06/04/27	25,000,000
3,453,000	3.675	(a)	06/28/27	3,453,000
3,480,000	3.675	(a)	07/13/27	3,480,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.060%)
589,000	3.680	(a)	07/28/27	589,000
2,834,000	3.680	(a)	10/19/27	2,834,000
3,506,000	3.680	(a)	10/22/27	3,506,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.065%)
759,000	3.685	(a)	09/03/27	759,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.070%)
2,255,000	3.690	(a)	12/07/26	2,255,000
1,365,000	3.690	(a)	10/12/27	1,365,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.075%)
1,804,000	3.695	(a)	11/16/26	1,804,000
966,000	3.695	(a)	04/19/27	966,000
1,134,000	3.695	(a)	11/05/27	1,134,000
243,000	3.695	(a)	01/11/28	243,000
1,723,000	3.695	(a)	02/11/28	1,723,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.080%)
2,118,000	3.700	(a)	03/11/27	2,118,000
728,000	3.700	(a)	03/11/27	728,000
748,000	3.700	(a)	02/09/28	748,000
676,000	3.701	(a)	05/10/28	675,878
Federal Farm Credit Banks Funding Corp. (SOFR + 0.085%)
6,250,000	3.705	(a)	02/26/27	6,250,000
1,261,000	3.705	(a)	01/03/28	1,261,000
1,348,000	3.705	(a)	01/18/28	1,348,000
1,547,000	3.705	(a)	01/21/28	1,547,000
1,263,000	3.705	(a)	02/25/28	1,263,000
565,000	3.705	(a)	03/02/28	565,000
718,000	3.705	(a)	03/24/28	718,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.090%)
1,031,000	3.710	(a)	02/24/27	1,031,000
1,789,000	3.710	(a)	02/02/28	1,789,000
1,378,000	3.710	(a)	02/09/28	1,378,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations– (continued)

$882,000	3.710	%(a)	02/11/28	$882,000
1,688,000	3.710	(a)	02/17/28	1,688,000
2,145,000	3.710	(a)	05/15/28	2,145,000
2,004,000	3.710	(a)	06/16/28	2,004,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.095%)
3,327,000	3.715	(a)	07/17/26	3,327,000
619,000	3.715	(a)	02/12/27	619,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.100%)
1,285,000	3.720	(a)	02/09/27	1,285,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.105%)
5,284,000	3.725	(a)	02/01/27	5,284,000
7,500,000	3.725	(a)	03/05/27	7,500,000
7,881,000	3.725	(a)	05/18/28	7,881,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.115%)
15,395,000	3.735	(a)	01/28/27	15,395,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.120%)
1,427,000	3.740	(a)	07/15/26	1,427,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.125%)
4,049,000	3.745	(a)	08/06/26	4,049,000
1,036,000	3.745	(a)	09/21/26	1,036,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.130%)
2,015,000	3.750	(a)	08/28/26	2,015,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.135%)
2,012,000	3.755	(a)	12/18/26	2,011,989
2,704,000	3.755	(a)	01/08/27	2,704,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.140%)
539,000	3.760	(a)	08/26/26	539,000
1,909,000	3.756	(a)	09/03/26	1,909,240
2,046,000	3.760	(a)	09/04/26	2,046,000
1,210,000	3.760	(a)	09/09/26	1,210,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.240%)
2,012,000	3.849	(a)	01/28/28	2,017,092
Federal Farm Credit Banks Funding Corp. (SOFR + 0.250%)
1,395,000	3.860	(a)	11/12/27	1,398,362
Federal Home Loan Bank System
6,025,000	3.658		07/09/26	6,020,180
14,251,000	3.649		07/21/26	14,222,973
5,053,000	3.598		07/22/26	5,042,488
2,908,000	3.655		07/22/26	2,901,951
8,656,000	3.696		07/24/26	8,636,025
3,819,000	3.641		07/27/26	3,809,250
771,000	3.659		07/29/26	768,838
5,028,000	3.698		07/29/26	5,013,903
2,850,000	3.653		07/31/26	2,841,470
1,432,000	3.660		07/31/26	1,427,714
3,492,000	3.669		07/31/26	3,481,548
2,528,000	3.672		07/31/26	2,520,433
5,044,000	3.709		07/31/26	5,028,903
7,340,000	3.709		07/31/26	7,318,030
3,659,000	3.663		08/27/26	3,638,127
7,156,000	3.705		08/27/26	7,115,177
7,122,000	3.660		09/09/26	7,072,908
2,195,000	3.660		09/09/26	2,179,870
8,445,000	3.732		09/11/26	8,383,402
7,512,000	3.613		09/21/26	7,451,941
15,024,000	3.643		09/21/26	14,903,883
1,503,000	3.716		09/24/26	1,490,207
7,512,000	3.600		09/28/26	7,447,465
7,512,000	3.601		09/29/26	7,446,740

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations– (continued)

$7,421,000	3.722%		09/30/26	$7,353,239
6,200,000	3.728		09/30/26	6,143,387
15,484,000	3.682		10/01/26	15,343,130
3,086,000	3.603		10/08/26	3,056,509
5,400,000	3.609		10/13/26	5,344,122
19,397,000	3.717		10/13/26	19,196,285
8,639,000	3.723		10/13/26	8,549,606
5,708,000	3.751		12/04/26	5,618,708
9,810,000	3.752		12/07/26	9,653,588
4,617,000	3.712		12/24/26	4,536,329
6,080,000	3.716		12/24/26	5,973,766
1,073,000	3.726		12/24/26	1,054,252
14,143,000	3.721		12/31/26	13,885,392
24,663,000	3.726		12/31/26	24,213,776
7,474,000	3.762		02/19/27	7,299,614
5,995,000	3.792		03/01/27	5,848,108
2,667,000	4.000		03/31/27	2,589,539
Federal Home Loan Bank System (SOFR + 0.005%)
1,650,000	3.625	(a)	08/06/26	1,650,000
820,000	3.625	(a)	08/06/26	820,000
1,525,000	3.625	(a)	08/10/26	1,525,000
Federal Home Loan Bank System (SOFR + 0.010%)
3,015,000	3.630	(a)	08/21/26	3,015,000
Federal Home Loan Bank System (SOFR + 0.040%)
700,000	3.660	(a)	05/27/27	700,000
Federal Home Loan Bank System (SOFR + 0.050%)
3,205,000	3.670	(a)	05/06/27	3,205,000
Federal Home Loan Bank System (SOFR + 0.060%)
3,995,000	3.680	(a)	07/28/27	3,995,000
3,570,000	3.680	(a)	07/30/27	3,570,000
630,000	3.740	(a)	08/20/27	630,000
1,575,000	3.680	(a)	10/20/27	1,575,000
Federal Home Loan Bank System (SOFR + 0.065%)
1,965,000	3.685	(a)	11/19/27	1,965,000
Federal Home Loan Bank System (SOFR + 0.070%)
45,000,000	3.690	(a)	10/29/27	45,000,000
Federal Home Loan Bank System (SOFR + 0.085%)
3,880,000	3.705	(a)	02/26/27	3,880,000
6,515,000	3.705	(a)	02/18/28	6,515,000
13,025,000	3.705	(a)	02/25/28	13,025,000
4,895,000	3.705	(a)	05/26/28	4,895,000
Federal Home Loan Bank System (SOFR + 0.090%)
6,565,000	3.710	(a)	02/19/27	6,565,000
6,500,000	3.710	(a)	02/11/28	6,500,000
2,500,000	3.710	(a)	02/11/28	2,500,000
11,355,000	3.710	(a)	06/09/28	11,355,000
Federal Home Loan Bank System (SOFR + 0.095%)
4,645,000	3.715	(a)	04/09/27	4,645,000
Federal Home Loan Bank System (SOFR + 0.100%)
3,815,000	3.720	(a)	10/21/26	3,815,000
6,590,000	3.720	(a)	06/15/28	6,590,000
Federal Home Loan Bank System (SOFR + 0.115%)
2,155,000	3.735	(a)	01/25/27	2,155,000
Federal Home Loan Bank System (SOFR + 0.135%)
9,420,000	3.755	(a)	01/06/27	9,420,000
Federal Home Loan Bank System (SOFR + 0.140%)
4,960,000	3.760	(a)	09/09/26	4,960,000
2,970,000	3.756	(a)	10/29/26	2,970,653

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations– (continued)

Federal Home Loan Mortgage Corp.
$3,824,000	3.599%		07/21/26	$3,816,480
9,649,000	3.598		08/31/26	9,591,367
Federal Home Loan Mortgage Corp. (SOFR + 0.080%)
3,960,000	3.700	(a)	01/08/27	3,960,000
Federal Home Loan Mortgage Corp. (SOFR + 0.095%)
9,179,000	3.715	(a)	05/05/27	9,179,000
Federal Home Loan Mortgage Corp. (SOFR + 0.140%)
5,343,000	3.760	(a)	09/04/26	5,343,000
2,350,000	3.758	(a)	10/29/26	2,350,297
15,966,000	3.760	(a)	09/22/27	15,966,000
402,000	3.760	(a)	10/06/27	402,000
16,074,000	3.760	(a)	10/06/27	16,074,000
Federal National Mortgage Association (SOFR + 0.085%)
9,031,000	3.705	(a)	03/06/28	9,031,000
30,975,000	3.705	(a)	06/08/28	30,975,000
Federal National Mortgage Association (SOFR + 0.090%)
9,007,000	3.710	(a)	02/02/28	9,007,000
Federal National Mortgage Association (SOFR + 0.120%)
1,184,000	3.740	(a)	07/29/26	1,184,000
Federal National Mortgage Association (SOFR + 0.135%)
9,624,000	3.755	(a)	08/21/26	9,623,988
2,101,000	3.755	(a)	08/21/26	2,100,997
Federal National Mortgage Association (SOFR + 0.140%)
11,281,000	3.760	(a)	09/11/26	11,281,000
U.S. International Development Finance Corp. (3 Mo. U.S. Treasury Bill Yield + 0.000%)
1,413,655	3.860	(a)(b)	07/07/26	1,413,655
1,125,000	3.860	(a)(b)	07/07/26	1,125,000
955,945	3.860	(a)(b)	07/07/26	955,945

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$738,867,982

U.S. Treasury Obligations - 16.1%

United States Treasury Bills
51,000	3.624		07/02/26	50,995
1,773,800	3.684		07/09/26	1,772,373
1,909,500	3.686		07/09/26	1,907,964
358,400	3.704		07/09/26	358,112
1,451,200	3.715		07/09/26	1,450,033
2,756,800	3.715		07/09/26	2,754,583
1,741,600	3.717		07/09/26	1,740,199
883,400	3.712		09/03/26	877,699
926,100	3.686		09/17/26	918,828
2,329,500	3.686		09/17/26	2,311,209
438,700	3.691		09/17/26	435,255
976,900	3.691		09/17/26	969,229
14,672,700	3.720		09/17/26	14,557,489
1,932,600	3.723		09/17/26	1,917,425
1,159,600	3.723		09/17/26	1,150,495
8,999,800	3.725		09/17/26	8,929,133
433,600	3.823	(c)	10/01/26	429,506
563,900	3.824	(c)	10/01/26	558,575
3,573,200	3.761		10/13/26	3,535,368
3,092,700	3.712		10/15/26	3,059,930
7,907,800	3.718		10/15/26	7,824,010
763,500	3.761		10/20/26	754,872
734,400	3.850		10/27/26	725,347
5,777,600	3.855		10/27/26	5,706,383
1,232,300	3.860		10/27/26	1,217,110

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$1,398,700	3.860%	10/27/26	$1,381,459
1,218,700	3.860	10/27/26	1,203,678
3,515,500	3.865	10/27/26	3,472,166
1,740,800	3.865	10/27/26	1,719,342
2,069,500	3.871	10/27/26	2,043,990
6,662,300	3.712	11/05/26	6,577,787
1,351,400	3.718	11/05/26	1,334,257
4,686,500	3.733	11/12/26	4,623,439
182,600	3.759	12/03/26	179,730
2,571,900	3.759	12/03/26	2,531,475
556,900	3.770	12/03/26	548,147
2,052,100	3.786	12/03/26	2,019,845
United States Treasury Floating Rate Note
220,300	3.868	02/28/27	217,441
1,835,800	3.874	02/28/27	1,811,972
1,300,700	3.877	02/28/27	1,302,762
734,300	3.888	02/28/27	735,464
720,600	3.611	03/15/27	722,922
609,400	3.683	03/15/27	611,364
1,652,100	3.856	03/15/27	1,657,423
734,300	3.861	03/15/27	736,666
899,000	3.558	03/31/27	900,698
1,637,100	3.583	03/31/27	1,640,193
1,884,000	3.591	03/31/27	1,887,559
1,759,200	3.594	03/31/27	1,762,523
6,108,200	3.599	03/31/27	6,119,738
3,010,800	3.599	03/31/27	3,016,487
3,054,100	3.604	03/31/27	3,059,869
1,505,400	3.609	03/31/27	1,508,244
4,030,700	3.623	03/31/27	4,038,314
3,037,100	3.654	03/31/27	3,042,837
1,523,500	3.658	03/31/27	1,526,378
1,523,500	3.662	03/31/27	1,526,378
1,523,500	3.680	03/31/27	1,526,378
876,600	3.797	03/31/27	868,183
1,922,000	3.819	03/31/27	1,903,545
3,203,400	3.829	03/31/27	3,172,641
2,140,500	3.879	04/15/27	2,150,440
1,468,500	3.900	04/15/27	1,475,319
716,900	3.900	04/15/27	720,229
3,584,800	3.905	04/15/27	3,601,447
1,811,600	3.739	04/30/27	1,763,871
1,583,000	3.739	04/30/27	1,582,967
3,623,100	3.739	04/30/27	3,623,024
2,717,400	3.740	04/30/27	2,695,388
1,811,600	3.740	04/30/27	1,811,562
2,717,400	3.740	04/30/27	2,717,343
1,845,300	3.740	04/30/27	1,830,353
3,690,500	3.740	04/30/27	3,690,423
3,088,900	3.746	04/30/27	3,088,836
1,840,700	3.746	04/30/27	1,840,662
727,200	3.749	04/30/27	708,041
1,839,000	3.750	04/30/27	1,838,962
1,090,700	3.751	04/30/27	1,090,677
2,577,000	3.751	04/30/27	2,576,946
1,104,400	3.751	04/30/27	1,095,454
1,892,800	3.751	04/30/27	1,877,468
1,810,800	3.754	04/30/27	1,810,762
599,500	3.754	04/30/27	583,705

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$2,206,600	3.761%		04/30/27	$2,206,554
1,196,700	3.765		04/30/27	1,165,171
1,540,800	3.768		04/30/27	1,540,768
1,495,800	3.781		04/30/27	1,456,391
1,495,800	3.782		04/30/27	1,495,769
2,094,100	3.790		04/30/27	2,038,928
897,500	3.791		04/30/27	890,230
897,500	3.794		04/30/27	890,230
897,500	3.795		04/30/27	897,481
2,094,100	3.795		04/30/27	2,094,056
1,406,700	3.758		05/15/27	1,390,178
2,229,100	3.764		05/15/27	2,202,919
704,400	3.888		05/15/27	708,050
3,599,200	3.781		05/31/27	3,601,287
1,363,500	3.784		05/31/27	1,364,290
1,215,200	3.789		05/31/27	1,202,464
3,681,400	3.789		05/31/27	3,683,534
3,555,900	3.808		05/31/27	3,518,632
5,689,400	3.808		05/31/27	5,692,698
1,922,800	3.809		05/31/27	1,902,648
1,070,700	3.810		05/31/27	1,071,321
2,466,200	3.901		05/31/27	2,467,630
United States Treasury Floating Rate Note (3M USD T-Bill + 0.098%)
115,900	3.877	(a)	01/31/27	115,852
546,800	3.877	(a)	01/31/27	546,575
United States Treasury Floating Rate Note (3M USD T-Bill + 0.099%)
5,658,000	3.872	(a)	01/31/28	5,659,672
4,365,800	3.872	(a)	01/31/28	4,367,090
2,689,300	3.872	(a)	01/31/28	2,690,095
290,900	3.872	(a)(c)	01/31/28	290,986
4,365,700	3.872	(a)	01/31/28	4,366,990
3,508,400	3.872	(a)	01/31/28	3,509,437
417,700	3.872	(a)	01/31/28	417,824
248,000	3.872	(a)	01/31/28	248,073
492,100	3.872	(a)	01/31/28	492,245
2,512,300	3.872	(a)	01/31/28	2,513,042
151,100	3.873	(a)	01/31/28	151,145
1,958,000	3.873	(a)	01/31/28	1,958,579
487,000	3.874	(a)	01/31/28	487,144
586,700	3.874	(a)	01/31/28	586,873
6,932,200	3.874	(a)	01/31/28	6,934,249
402,600	3.875	(a)	01/31/28	402,719
2,640,000	3.875	(a)	01/31/28	2,640,780
15,960,900	3.875	(a)	01/31/28	15,965,616
5,686,200	3.876	(a)	01/31/28	5,687,880
United States Treasury Floating Rate Note (3M USD T-Bill + 0.103%)
1,386,000	3.877	(a)	04/30/28	1,386,444
5,077,900	3.877	(a)	04/30/28	5,079,529
31,171,900	3.877	(a)	04/30/28	31,181,897
3,435,100	3.877	(a)	04/30/28	3,436,202
934,300	3.877	(a)	04/30/28	934,600
1,386,100	3.877	(a)	04/30/28	1,386,544
42,897,200	3.878	(a)	04/30/28	42,910,958
United States Treasury Floating Rate Note (3M USD T-Bill + 0.159%)
215,100	3.937	(a)	07/31/27	215,008
7,424,600	3.937	(a)	07/31/27	7,421,426
430,300	3.937	(a)	07/31/27	430,116
15,053,600	3.938	(a)	07/31/27	15,047,164

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

United States Treasury Floating Rate Note (3M USD T-Bill + 0.160%)
$6,282,200	3.931	%(a)	04/30/27	$6,283,236
2,804,600	3.931	(a)	04/30/27	2,805,063
2,337,100	3.931	(a)	04/30/27	2,337,486
1,654,700	3.931	(a)	04/30/27	1,654,973
972,500	3.934	(a)	04/30/27	972,660
2,428,200	3.934	(a)	04/30/27	2,428,601
974,900	3.934	(a)	04/30/27	975,061
2,437,200	3.934	(a)	04/30/27	2,437,602
1,949,800	3.934	(a)	04/30/27	1,950,122
485,800	3.935		04/30/27	485,880
86,360,200	3.935	(a)	04/30/27	86,374,448
1,943,100	3.935	(a)	04/30/27	1,943,421
2,965,000	3.935	(a)	04/30/27	2,965,489
2,428,000	3.935	(a)	04/30/27	2,428,401
1,942,400	3.935	(a)	04/30/27	1,942,720
2,428,000	3.935	(a)	04/30/27	2,428,401
2,992,600	3.935	(a)	04/30/27	2,993,094
1,377,900	3.936	(a)	04/30/27	1,378,127
18,473,600	3.936	(a)	04/30/27	18,476,648
983,600	3.936	(a)	04/30/27	983,762
United States Treasury Floating Rate Note (3M USD T-Bill + 0.182%)
145,200	3.957	(a)	07/31/26	145,219
3,900	3.963	(a)	07/31/26	3,900
United States Treasury Floating Rate Note (3M USD T-Bill + 0.190%)
4,709,700	3.966	(a)	10/31/27	4,709,700
1,606,200	3.966	(a)	10/31/27	1,606,200
United States Treasury Floating Rate Note (3M USD T-Bill + 0.205%)
12,965,800	3.978	(a)	10/31/26	12,966,366
1,053,400	3.980	(a)	10/31/26	1,053,446
2,925,100	3.980	(a)	10/31/26	2,925,228
718,000	3.980	(a)	10/31/26	718,031
2,308,300	3.980	(a)	10/31/26	2,308,401
588,500	3.980	(a)	10/31/26	588,526
718,000	3.980	(a)	10/31/26	718,031
1,498,900	3.981	(a)	10/31/26	1,498,965
12,746,800	3.981	(a)	10/31/26	12,747,356

TOTAL U.S. TREASURY OBLIGATIONS				$582,195,842

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$1,321,063,824

Repurchase Agreements(d) - 69.4%

Bank of Montreal
6,000,000	3.650	(e)	07/07/26	$6,000,000
Maturity Value: $6,485,450
Settlement Date: 08/06/24
Collateralized by Government National Mortgage Association, 6.000%, due 03/20/54. The market value of the collateral, including accrued interest, was $6,180,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)

Barclays Bank PLC
$26,000,000	3.620	%(e)	07/07/26	$26,000,000
Maturity Value: $26,078,433
Settlement Date: 06/22/26

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.000%, due 06/01/41 to 03/01/46, Federal National Mortgage Association, 4.000% to 6.000%, due 08/01/39 to 06/01/41 and Government National Mortgage Association, 2.000% to 7.000%, due 11/20/32 to 04/20/56. The aggregate market value of the collateral, including accrued interest, was $26,785,386.

BNP Paribas
10,000,000	3.560	(e)	07/07/26	$10,000,000
Maturity Value: $10,269,967
Settlement Date: 12/11/25

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 8.000%, due 07/01/32 to 06/01/56, Federal National Mortgage Association, 3.000% to 7.000%, due 10/01/40 to 06/01/56, Government National Mortgage Association, 3.000% to 8.000%, due 03/20/46 to 01/20/56, a U.S. Treasury Bond, 4.000%, due 05/15/43 and a U.S. Treasury Floating Rate Note, 4.000%, due 01/31/27. The aggregate market value of the collateral, including accrued interest, was $10,258,676.

25,000,000	3.650	(e)	07/07/26	$25,000,000
Maturity Value: $25,466,389
Settlement Date: 03/16/26

Collateralized by U.S. Treasury Bonds, 3.000% to 4.000%, due 08/15/45 to 08/15/54, U.S. Treasury Inflation-Indexed Notes, 1.000% to 2.000%, due 07/15/32 to 01/15/34, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/36 to 05/15/49, U.S. Treasury Notes, 1.000% to 5.000%, due 07/31/27 to 05/15/35 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/43 to 05/15/44. The aggregate market value of the collateral, including accrued interest, was $25,500,003.

35,000,000	3.650	(e)	07/07/26	$35,000,000
Maturity Value: $35,642,298
Settlement Date: 02/17/26

Collateralized by Federal Farm Credit Bank, 2.000%, due 08/12/36, Federal Home Loan Mortgage Corp., 2.000% to 8.000%, due 12/01/32 to 06/01/56, Federal National Mortgage Association, 2.000% to 8.000%, due 02/01/36 to 06/01/56, Government National Mortgage Association, 2.000% to 8.000%, due 01/20/33 to 06/20/56 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/36. The aggregate market value of the collateral, including accrued interest, was $35,997,281.

BofA Securities, Inc.
13,000,000	3.660	(e)	07/07/26	$13,000,000
Maturity Value: $13,240,544
Settlement Date: 01/29/26

Collateralized by Federal Farm Credit Bank, 4.000%, due 03/16/28, Federal Home Loan Mortgage Corp., 0.000%, due 07/01/26 and Tennessee Valley Authority, 6.000%, due 04/01/36. The aggregate market value of the collateral, including accrued interest, was $13,260,130.

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)

BofA Securities, Inc. – (continued)
$4,000,000	3.730	%(e)	07/07/26	$4,000,000
Maturity Value: $4,151,272
Settlement Date: 07/30/25
Collateralized by Government National Mortgage Association, 4.000% to 6.000%, due 03/20/54 to 04/20/56. The aggregate market value of the collateral, including accrued interest, was $4,120,002.

Citibank, National Association
12,000,000	3.630		07/15/26	$12,000,000
Maturity Value: $12,755,040
Settlement Date: 10/29/24

Collateralized by Federal Farm Credit Bank, 2.000% to 5.000%, due 07/10/26 to 04/13/46, Federal Home Loan Bank, 1.000% to 6.000%, due 01/15/27 to 07/15/50, Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 03/15/31 to 07/13/40, Federal National Mortgage Association, 4.000% to 8.000%, due 07/01/30 to 02/10/31, Government National Mortgage Association, 5.000%, due 03/15/33, Tennessee Valley Authority, 0.000% to 5.000%, due 09/15/26 to 03/15/65 and a U.S. Treasury Note, 4.000%, due 06/30/29. The aggregate market value of the collateral, including accrued interest, was $12,240,001.

Citigroup Global Markets, Inc.
303,000,000	3.650		07/01/26	$303,000,000
Maturity Value: $303,030,721

Collateralized by Government National Mortgage Association, 4.000% to 6.000%, due 10/20/40 to 06/20/56 and a U.S. Treasury Note, 5.000%, due 10/31/28. The aggregate market value of the collateral, including accrued interest, was $309,060,001.

12,000,000	3.620	(e)	07/07/26	$12,000,000
Maturity Value: $12,283,567
Settlement Date: 03/23/26
Collateralized by a U.S. Treasury Bond, 4.000%, due 08/15/44 and a U.S. Treasury Note, 5.000%, due 11/15/26. The aggregate market value of the collateral, including accrued interest, was $12,240,044.
33,000,000	3.620	(e)	07/07/26	$33,000,000
Maturity Value: $33,600,619
Settlement Date: 02/18/26

Collateralized by a U.S. Treasury Bond, 4.000%, due 11/15/52 and U.S. Treasury Notes, 3.000% to 5.000%, due 07/31/27 to 05/31/33. The aggregate market value of the collateral, including accrued interest, was $33,660,008.

6,000,000	3.630	(e)	07/07/26	$6,000,000
Maturity Value: $6,127,050
Settlement Date: 02/27/26

Collateralized by Government National Mortgage Association, 5.000% to 8.000%, due 01/15/29 to 05/20/54 and a U.S. Treasury Note, 4.000%, due 03/31/31. The aggregate market value of the collateral, including accrued interest, was $6,120,001.

15,000,000	3.630	(e)	07/07/26	$15,000,000
Maturity Value: $15,355,437
Settlement Date: 03/23/26
Collateralized by Government National Mortgage Association, 3.000% to 9.000%, due 11/15/27 to 06/20/56. The aggregate market value of the collateral, including accrued interest, was $15,300,001.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)

Citigroup Global Markets, Inc. – (continued)
$25,000,000	3.630	%(e)	07/07/26	$25,000,000
Maturity Value: $25,461,312
Settlement Date: 04/08/26

Collateralized by Government National Mortgage Association, 4.000% to 5.000%, due 05/15/39 to 01/15/43 and a U.S. Treasury Note, 4.000%, due 08/31/29. The aggregate market value of the collateral, including accrued interest, was $25,500,001.

25,000,000	3.630	(e)	07/07/26	$25,000,000
Maturity Value: $25,458,791
Settlement Date: 02/23/26

Collateralized by Federal Home Loan Bank, 4.000%, due 05/06/30, Government National Mortgage Association, 4.000% to 8.000%, due 12/15/28 to 05/20/56, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/47 and a U.S. Treasury Note, 4.000%, due 04/30/31. The aggregate market value of the collateral, including accrued interest, was $25,500,000.

25,000,000	3.630	(e)	07/07/26	$25,000,000
Maturity Value: $25,456,271
Settlement Date: 02/17/26

Collateralized by Government National Mortgage Association, 3.000% to 8.000%, due 05/15/28 to 05/20/56 and a U.S. Treasury Note, 4.000%, due 12/31/32. The aggregate market value of the collateral, including accrued interest, was $25,500,000.

35,000,000	3.630	(e)	07/07/26	$35,000,000
Maturity Value: $35,638,779
Settlement Date: 02/18/26

Collateralized by Government National Mortgage Association, 3.000% to 8.000%, due 09/20/27 to 04/20/56 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/48. The aggregate market value of the collateral, including accrued interest, was $35,700,002.

45,000,000	3.630	(e)	07/07/26	$45,000,000
Maturity Value: $45,821,287
Settlement Date: 04/10/26

Collateralized by Government National Mortgage Association, 3.000% to 9.000%, due 08/20/28 to 05/20/56 and a U.S. Treasury Note, 2.000%, due 11/30/28. The aggregate market value of the collateral, including accrued interest, was $45,900,003.

12,000,000	3.560		11/10/26	$12,000,000
Maturity Value: $12,325,147
Settlement Date: 02/09/26

Collateralized by Government National Mortgage Association, 3.000% to 9.000%, due 11/15/26 to 06/20/56 and a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/28. The aggregate market value of the collateral, including accrued interest, was $12,239,993.

10,000,000	3.620		12/03/26	$10,000,000
Maturity Value: $10,276,528
Settlement Date: 03/03/26
Collateralized by Government National Mortgage Association, 4.000% to 8.000%, due 07/20/28 to 05/20/56. The aggregate market value of the collateral, including accrued interest, was $10,200,001.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)

Citigroup Global Markets, Inc. – (continued)
$15,000,000	3.720%		12/14/26	$15,000,000
Maturity Value: $15,427,800
Settlement Date: 03/13/26
Collateralized by Government National Mortgage Association, 3.000% to 7.000%, due 12/15/27 to 06/20/56. The aggregate market value of the collateral, including accrued interest, was $15,300,000.

Credit Agricole Corporate and Investment Bank
10,000,000	3.610	(e)	07/07/26	$10,000,000
Maturity Value: $10,183,508
Settlement Date: 04/02/26

Collateralized by U.S. Treasury Bonds, 2.000% to 6.000%, due 05/15/30 to 05/15/46, a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/46, U.S. Treasury Inflation-Indexed Notes, 2.000%, due 10/15/28 to 07/15/35 and U.S. Treasury Notes, 1.000% to 4.000%, due 12/15/26 to 08/15/35. The aggregate market value of the collateral, including accrued interest, was $10,200,021.

5,000,000	3.620	(e)	07/07/26	$5,000,000
Maturity Value: $5,091,506
Settlement Date: 04/23/26

Collateralized by U.S. Treasury Bonds, 3.000%, due 11/15/42 to 11/15/48 and U.S. Treasury Notes, 1.000% to 4.000%, due 10/31/26 to 02/15/34. The aggregate market value of the collateral, including accrued interest, was $5,100,032.

10,000,000	3.620	(e)	07/07/26	$10,000,000
Maturity Value: $10,184,017
Settlement Date: 03/05/26

Collateralized by U.S. Treasury Bonds, 2.000% to 4.000%, due 05/15/41 to 08/15/51, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/29 to 11/15/34 and U.S. Treasury Notes, 2.000% to 5.000%, due 11/15/26 to 11/15/35. The aggregate market value of the collateral, including accrued interest, was $10,200,042.

19,000,000	3.620	(e)	07/07/26	$19,000,000
Maturity Value: $19,351,543
Settlement Date: 03/11/26

Collateralized by U.S. Treasury Bonds, 2.000% to 4.000%, due 08/15/41 to 05/15/51, a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/43, U.S. Treasury Inflation-Indexed Notes, 1.000% to 2.000%, due 10/15/30 to 07/15/35, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/41 and U.S. Treasury Notes, 0.000% to 5.000%, due 09/30/27 to 11/15/35. The aggregate market value of the collateral, including accrued interest, was $19,380,002.

25,000,000	3.620	(e)	07/07/26	$25,000,000
Maturity Value: $25,455,014
Settlement Date: 01/28/26

Collateralized by U.S. Treasury Bonds, 2.000% to 4.000%, due 08/15/46 to 05/15/53, a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/49, a U.S. Treasury Inflation-Indexed Note, 2.000%, due 07/15/35, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/38 to 11/15/50, U.S. Treasury Notes, 1.000% to 5.000%, due 08/15/26 to 11/15/33 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/49 to 05/15/55. The aggregate market value of the collateral, including accrued interest, was $25,500,001.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)

Credit Agricole Corporate and Investment Bank – (continued)
$36,000,000	3.620	%(e)	07/07/26	$36,000,000
Maturity Value: $36,662,460
Settlement Date: 06/29/26

Collateralized by U.S. Treasury Bonds, 1.000% to 3.000%, due 11/15/41 to 05/15/50, a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/49, U.S. Treasury Inflation-Indexed Notes, 0.000% to 2.000%, due 10/15/29 to 01/15/32, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/45 to 11/15/45, U.S. Treasury Notes, 1.000% to 5.000%, due 07/31/26 to 08/15/32 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/46 to 02/15/54. The aggregate market value of the collateral, including accrued interest, was $36,719,999.

45,000,000	3.620	(e)	07/07/26	$45,000,000
Maturity Value: $45,819,025
Settlement Date: 01/28/26

Collateralized by U.S. Treasury Bills, 0.000%, due 08/06/26 to 08/18/26, U.S. Treasury Bonds, 2.000%, due 11/15/41 to 11/15/51, U.S. Treasury Inflation-Indexed Notes, 0.000% to 1.000%, due 10/15/26 to 10/15/30, U.S. Treasury Notes, 1.000% to 5.000%, due 03/31/27 to 11/15/34 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/53. The aggregate market value of the collateral, including accrued interest, was $45,900,013.

HSBC Bank PLC
18,000,000	3.630		07/15/26	$18,000,000
Maturity Value: $19,139,820
Settlement Date: 10/25/24

Collateralized by U.S. Treasury Bills, 0.000%, due 09/03/26 to 02/18/27, U.S. Treasury Bonds, 1.000% to 3.000%, due 08/15/45 to 05/15/50, a U.S. Treasury Inflation-Indexed Bond, 3.000%, due 04/15/32 and U.S. Treasury Notes, 4.000% to 5.000%, due 10/31/27 to 09/30/30. The aggregate market value of the collateral, including accrued interest, was $18,361,869.

HSBC Securities (USA), Inc.
12,000,000	3.620		07/15/26	$12,000,000
Maturity Value: $12,758,994
Settlement Date: 10/24/24

Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/45 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/35. The aggregate market value of the collateral, including accrued interest, was $12,241,231.

15,000,000	3.630		07/15/26	$15,000,000
Maturity Value: $15,208,725
Settlement Date: 02/27/26

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.000%, due 06/01/32 to 10/01/55 and Federal National Mortgage Association, 2.000% to 7.000%, due 11/01/36 to 04/01/56. The aggregate market value of the collateral, including accrued interest, was $15,451,557.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)

HSBC Securities (USA), Inc. – (continued)
$25,000,000	3.630%		07/15/26	$25,000,000
Maturity Value: $25,340,312
Settlement Date: 03/02/26

Collateralized by Federal Home Loan Bank, 2.000%, due 05/14/30, Federal Home Loan Mortgage Corp., 3.000% to 7.000%, due 04/01/27 to 06/01/54, Federal National Mortgage Association, 3.000% to 7.000%, due 03/01/33 to 12/01/55 and Government National Mortgage Association, 2.000% to 7.000%, due 11/20/47 to 06/20/56. The aggregate market value of the collateral, including accrued interest, was $25,670,787.

J.P. Morgan Securities LLC
20,000,000	3.620	(e)	07/07/26	$20,000,000
Maturity Value: $20,124,689
Settlement Date: 06/09/26

Collateralized by a U.S. Treasury Bond, 5.000%, due 02/15/46, a U.S. Treasury Inflation-Indexed Bond, 2.000%, due 01/15/27 and a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/29. The aggregate market value of the collateral, including accrued interest, was $20,445,187.

85,000,000	3.620	(e)	07/07/26	$85,000,000
Maturity Value: $85,529,928
Settlement Date: 06/16/26

Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 04/01/56 to 07/01/56, Federal National Mortgage Association, 2.000% to 8.000%, due 01/01/29 to 06/01/55 and Government National Mortgage Association, 3.000% to 8.000%, due 09/15/32 to 03/20/56. The aggregate market value of the collateral, including accrued interest, was $87,682,469.

225,000,000	3.620	(e)	07/07/26	$225,000,000
Maturity Value: $226,380,125
Settlement Date: 06/03/26

Collateralized by Federal Farm Credit Bank, 5.000%, due 02/17/39, Federal Home Loan Bank, 5.000%, due 12/24/40, Federal Home Loan Mortgage Corp., 3.000% to 6.000%, due 03/01/37 to 05/01/56, Federal National Mortgage Association, 2.000% to 7.000%, due 06/01/35 to 07/01/56 and Government National Mortgage Association, 2.000% to 7.000%, due 12/15/32 to 06/20/56. The aggregate market value of the collateral, including accrued interest, was $232,402,236.

Joint Account III
188,000,000	3.650		07/01/26	$188,000,000
Maturity Value: $188,019,061

RBC Dominion Securities, Inc.
25,000,000	3.490	(e)	07/07/26	$25,000,000
Maturity Value: $25,661,646
Settlement Date: 12/19/25

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 11/01/37 to 05/01/56, Federal National Mortgage Association, 2.000% to 7.000%, due 08/01/44 to 06/01/56, Government National Mortgage Association, 3.000% to 7.000%, due 04/20/45 to 06/20/56, U.S. Treasury Bonds, 2.000% to 3.000%, due 02/15/42 to 05/15/42 and U.S. Treasury Notes, 3.000% to 5.000%, due 08/31/28 to 07/31/29. The aggregate market value of the collateral, including accrued interest, was $25,500,003.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)

RBC Dominion Securities, Inc. – (continued)
$12,000,000	3.550	%(e)	07/07/26	$12,000,000
Maturity Value: $12,288,733
Settlement Date: 12/16/25

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 11/01/37 to 06/01/56, Federal National Mortgage Association, 2.000% to 7.000%, due 09/01/37 to 05/01/56, Government National Mortgage Association, 4.000% to 6.000%, due 11/20/52 to 06/20/56 and a U.S. Treasury Note, 3.000%, due 07/31/29. The aggregate market value of the collateral, including accrued interest, was $12,239,998.

Royal Bank of Canada - New York Branch
25,000,000	3.590	(e)	07/07/26	$25,000,000
Maturity Value: $25,426,312
Settlement Date: 02/09/26

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.000%, due 06/01/48 to 03/01/55, Federal National Mortgage Association, 2.000% to 5.000%, due 05/01/51 to 12/01/54 and a U.S. Treasury Note, 4.000%, due 06/30/27. The aggregate market value of the collateral, including accrued interest, was $25,500,000.

10,000,000	3.600	(e)	07/07/26	$10,000,000
Maturity Value: $10,267,000
Settlement Date: 12/08/25

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.000%, due 06/01/48 to 05/01/56, Federal National Mortgage Association, 4.000%, due 06/01/51 and a U.S. Treasury Note, 4.000%, due 06/30/27. The aggregate market value of the collateral, including accrued interest, was $10,200,001.

18,000,000	3.650	(e)	07/07/26	$18,000,000
Maturity Value: $18,423,400
Settlement Date: 12/03/25

Collateralized by Federal Home Loan Mortgage Corp., 6.000%, due 05/01/53, Federal National Mortgage Association, 5.000%, due 12/01/55, a U.S. Treasury Bond, 3.000%, due 02/15/48 and a U.S. Treasury Note, 4.000%, due 06/30/27. The aggregate market value of the collateral, including accrued interest, was $18,360,001.

Wells Fargo Bank, National Association
25,000,000	3.620	(e)	07/07/26	$25,000,000
Maturity Value: $25,284,069
Settlement Date: 03/24/26
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.000%, due 01/15/27. The market value of the collateral, including accrued interest, was $25,500,108.
35,000,000	3.620	(e)	07/07/26	$35,000,000
Maturity Value: $36,347,948
Settlement Date: 06/27/25
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.000%, due 01/15/27. The market value of the collateral, including accrued interest, was $35,700,070.
85,000,000	3.620	(e)	07/07/26	$85,000,000
Maturity Value: $88,350,513
Settlement Date: 06/18/25
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.000%, due 01/15/27. The market value of the collateral, including accrued interest, was $86,700,014.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)

Wells Fargo Securities, LLC
$770,000,000	3.650%	07/01/26	$770,000,000
Maturity Value: $770,078,069
Collateralized by Federal National Mortgage Association, 2.000% to 7.000%, due 12/01/27 to 07/01/56. The aggregate market value of the collateral, including accrued interest, was $793,099,996.
30,000,000	3.620	07/15/26	$30,000,000
Maturity Value: $30,147,817
Settlement Date: 05/27/26
Collateralized by Federal National Mortgage Association, 3.000% to 7.000%, due 01/01/41 to 03/01/56. The aggregate market value of the collateral, including accrued interest, was $30,900,001.
45,000,000	3.620	07/15/26	$45,000,000
Maturity Value: $46,271,526
Settlement Date: 10/07/25
Collateralized by Federal National Mortgage Association, 7.000%, due 10/01/53 to 03/01/56. The aggregate market value of the collateral, including accrued interest, was $46,350,001.

TOTAL REPURCHASE AGREEMENTS			$2,510,000,000

TOTAL INVESTMENTS - 106.0%			$3,831,063,824

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0)%			(216,029,010)

NET ASSETS - 100.0%			$3,615,034,814

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2026.
(c)	All or a portion represents a forward commitment.
(d)	Unless noted, all repurchase agreements were entered into on June 30, 2026. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.
(e)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
Mo.	—Month
PLC	—Public Limited Company
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III— At June 30, 2026, the Fund had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of July 1, 2026, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Government Money Market Fund	$188,000,000	$188,019,061	$193,639,999

REPURCHASE AGREEMENTS— At June 30, 2026, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
Bank of America, N.A.	3.650%	$56,400,000
Bank of Montreal	3.650	37,600,000
Wells Fargo Securities, LLC	3.650	94,000,000
Total		$188,000,000

At June 30, 2026, the Joint Repurchase Agreement Account III was fully collateralized by :

Issuer	Interest Rate	Maturity Dates
Federal National Mortgage Association	2.000% to 7.000%	03/01/29 to 07/01/56
Government National Mortgage Association	2.000 to 9.000	05/20/35 to 06/20/56

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement of Assets and Liabilities June 30, 2026 (Unaudited)

Goldman Sachs Government Money Market Fund

Assets:

Investments based on amortized cost	$1,321,063,824
Repurchase agreements based on amortized cost	2,510,000,000
Cash	29,523,524
Receivables:
Investments sold	11,024,791
Interest	10,271,526
Fund shares sold	1,327,165
Reimbursement from investment adviser	29,609
Other assets	31,813

Total assets	3,883,272,252

Liabilities:

Payables:
Fund shares redeemed	266,365,998
Investments purchased	1,281,068
Management fees	255,987
Distribution and Service fees and Transfer Agency fees	100,109
Accrued expenses	234,276

Total liabilities	268,237,438

Net Assets:

Paid-in capital	3,615,242,541
Total distributable loss	(207,727)

NET ASSETS	$3,615,034,814
Net Assets:
Institutional Shares	$2,953,827,375
Service Shares	661,207,439
Total Net Assets	$3,615,034,814
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	2,953,999,508
Service Shares	661,243,015
Net asset value, offering and redemption price per share:
Institutional Shares	$1.00
Service Shares	1.00

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement of Operations For the Six Months Ended June 30, 2026 (Unaudited)

Goldman Sachs Government Money Market Fund

Investment income:

Interest income	$71,083,514

Expenses:

Management fees	3,069,793

Distribution and Service fees—Service Shares	841,293

Transfer Agency fees(a)	383,689

Professional fees	159,676

Custody, accounting and administrative services	69,782

Printing and mailing costs	54,850

Trustee fees	17,265

Registration fees	5,485

Other	15,333

Total expenses	4,617,166

Less — expense reductions	(272,053)

Net expenses	4,345,113

NET INVESTMENT INCOME	66,738,401

Net realized loss from investment transactions	(23,086)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$66,715,315

(a) Institutional and Service Shares incurred Transfer Agency fees of $316,391 and $67,298, respectively.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statements of Changes in Net Assets

	Goldman Sachs Government Money Market Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025

From operations:

Net investment income	$66,738,401	$153,550,839

Net realized gain (loss) from investment transactions	(23,086)	1,026,307

Net increase in net assets resulting from operations	66,715,315	154,577,146

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(56,184,145)	(126,193,036)

Service Shares	(11,114,097)	(28,352,324)

Total distributions to shareholders	(67,298,242)	(154,545,360)

From share transactions (at $1.00 per share):

Proceeds from sales of shares	2,169,031,237	2,534,826,315

Reinvestment of distributions	67,295,539	154,557,947

Cost of shares redeemed	(2,370,189,047)	(2,560,000,770)

Net increase (decrease) in net assets resulting from share transactions	(133,862,271)	129,383,492

TOTAL INCREASE (DECREASE)	(134,445,198)	129,415,278

Net Assets:

Beginning of period	$3,749,480,012	$3,620,064,734

End of period	$3,615,034,814	$3,749,480,012

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each period

	Goldman Sachs Government Money Market Fund

	Institutional Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.017		0.041	0.050	0.050	0.016	–	(b)

Net realized and unrealized gain	–		– (b)	–	–	–	–

Total from investment operations	0.017		0.041	0.050	0.050	0.016	–	(b)

Distributions to shareholders from net investment income	(0.017)		(0.041)	(0.050)	(0.050)	(0.016)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	–	–	–	–

Total distributions (c)	(0.017)		(0.041)	(0.050)	(0.050)	(0.016)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.77%		4.20%	5.17%	5.05%	1.58%	0.01%

Net assets, end of period (in 000’s)	$2,953,827		$3,057,708	$2,871,689	$1,756,707	$1,834,293	$523,751

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.18%	0.19%	0.17%	0.09%

Ratio of total expenses to average net assets	0.20	%(e)	0.19%	0.20%	0.21%	0.20%	0.21%

Ratio of net investment income to average net assets	3.52	%(e)	4.10%	5.00%	4.96%	1.92%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each period

	Goldman Sachs Government Money Market Fund

	Service Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.017		0.038	0.048	0.047	0.014	–	(b)

Net realized and unrealized loss	(0.001)		– (b)	–	–	–	–

Total from investment operations	0.016		0.038	0.048	0.047	0.014	–	(b)

Distributions to shareholders from net investment income	(0.016)		(0.038)	(0.048)	(0.047)	(0.014)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	–	–	–	–

Total distributions (c)	(0.016)		(0.038)	(0.048)	(0.047)	(0.014)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.65%		3.94%	4.91%	4.79%	1.37%	0.01%

Net assets, end of period (in 000’s)	$661,207		$691,772	$748,376	$781,383	$678,468	$501,008

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.43%	0.44%	0.38%	0.09%

Ratio of total expenses to average net assets	0.45	%(e)	0.44%	0.46%	0.46%	0.45%	0.46%

Ratio of net investment income to average net assets	3.27	%(e)	3.85%	4.79%	4.70%	1.48%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements June 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Government Money Market Fund (the “Fund”). The Fund is a diversified portfolio under the Act offering two classes of shares — Institutional and Service Shares. Shares of the Trust are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser (“Investment Adviser”) to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The investment valuation policy of the Fund is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between the Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures (as defined below). The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Fund and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. The Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund

17

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

G. Segment Reporting — The Fund follows Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

18

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved valuation procedures that govern the valuation of the portfolio investments held by the Fund (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of June 30, 2026, all investments, including repurchase agreements, are classified as Level 2 of the fair value hierarchy. Please refer to the Schedule of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

B. Distribution and Service (12b-1) Plan — The Trust, on behalf of the Service Shares of the Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Service Shares.

C. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual rate of 0.02% of the Fund’s average daily net assets of Institutional Shares and Service Shares.

D. Other Expense Agreements — GSAM has agreed to limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. This Other Expense limitation will remain in place through at least April 30, 2027, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitation described above. For the six month period ended June 30, 2026, these expense reductions, including any fee waiver and Other Expense reimbursements, were as follows:

Fund	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Goldman Sachs Government Money Market Fund	$ 26,406	$ 245,647	$272,053

E. Contractual and Net Fund Expenses — The Investment Adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The Investment Adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The following table outlines such fees (net of waivers) and Other Expenses (net of reimbursements and custodian and transfer agency fee credit reductions) in order to determine the Fund’s net annualized expenses for the fiscal year. The Fund is not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

19

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Institutional Shares		Service Shares
Fee/Expense Type	Contractual rate, if any	Ratio of net expenses to average net assets for the for six months ended June 30, 2026	Contractual rate, if any	Ratio of net expenses to average net assets for the six months ended June 30, 2026

Management Fee	0.16%	0.16%	0.16%	0.16%

Distribution and Service Fees	N/A	N/A	0.25	0.25

Transfer Agency Fees	0.02	0.02	0.02	0.02

Other Expenses	—	0.01	—	0.01

Total Annual Fund Operating Expenses		0.19		0.44

Other Reimbursements		(0.01)		(0.01)

Net Expenses		0.18%		0.43%

N/A	— Fees not applicable to respective share class.

F.  Other Transactions with Affiliates — The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common Investment Adviser, common officers, or common Trustees.

For the six months period ended June 30, 2026, there were no purchase and sale transactions and related net realized gain (loss) for the Fund with affiliated funds in compliance with Rule 17a-7 under the Act.

G.  Line of Credit Facility — As of June 30, 2026, the Fund participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months period ended June 30, 2026, the Fund did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

5. TAX INFORMATION

As of June 30, 2026, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Goldman Sachs Government Money Market Fund

Tax Cost	$3,831,077,262

Gross unrealized gain	—

Gross unrealized loss	(13,438)

Net unrealized gain (loss)	$(13,438)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

20

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

6. OTHER RISKS (continued)

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Stable NAV Risk — The Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Funds, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Funds should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

7. INDEMNIFICATION

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Fund may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

21

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

9. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Goldman Sachs Government Money Market Fund

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025

	Shares	Shares

Institutional Shares*

Shares sold	2,064,969,717	2,298,205,911

Reinvestment of distributions	56,181,842	126,203,137

Shares redeemed	(2,224,554,242)	(2,238,422,656)

	(103,402,683)	185,986,392

Service Shares*

Shares sold	104,061,520	236,620,404

Reinvestment of distributions	11,113,697	28,354,810

Shares redeemed	(145,634,805)	(321,578,114)

	(30,459,588)	(56,602,900)

NET INCREASE (DECREASE) IN SHARES	(133,862,271)	129,383,492

* Valued at $1.00 per share.

22

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Government Money Market Fund (the “Fund”) is an investment portfolio of Goldman Sachs Variable Insurance Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2027 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-17, 2026 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”); and information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, distribution and other services;

(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(k)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(l)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

23

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)(continued)

(m)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using rankings compiled by the Outside Data Provider as of December 31, 2025. The information on the Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees considered the performance of the Fund in light of its investment objective and strategies. The Trustees considered that, from March 2022 through July 2023, the Federal Reserve implemented a series of interest rate increases in response to inflationary pressures impacting the broader economy, and that, during this period, the Money Market Funds’ yield improved as a result. They noted that the Investment Adviser has subsequently been able to reduce the amount of fees waived and/or reimbursed relative to such amounts waived and/or reimbursed during prior periods. The Trustees acknowledged that although the Federal Reserve cut interest rates in September, November, and December 2024, and again in September, October, and December 2025, rates remain elevated compared to recent norms and the interest rate environment remained uncertain in light of broader economic and political conditions and persistent inflationary concerns. The Trustees also considered that the Fund had maintained a stable net asset value per share. In light of these considerations, the Trustees believed that the Fund was providing investment performance within a competitive range for investors.

24

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/ reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2025 and 2024, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund.

The Trustees noted that the Fund does not have management fee breakpoints. They considered the asset levels in the Fund; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other money market funds in the peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. They considered a report prepared by the Outside Data Provider, which surveyed money market funds’ management fee arrangements and use of breakpoints. The Trustees also considered the competitive nature of the money market fund business and the competitiveness of the fees charged to the Fund by the Investment Adviser.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of certain fees as Fund Distributor; (f) Goldman Sachs’ ability to engage in principal transactions with the Fund under exemptive orders from the U.S. Securities and Exchange Commission permitting such trades; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (h) the possibility

25

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)(continued)

that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (f) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Fund’s access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2027.

26

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TRUSTEES TRUSTEES (continued) Gregory G. Weaver, Chair Michael Latham Cheryl K. Beebe James A. McNamara Dwight L. Bush Lawrence W. Stranghoener Kathryn A. Cassidy Brian J. Wildman John G. Chou Joaquin Delgado Eileen H. Dowling OFFICERS Lawrence Hughes James A. McNamara, President and Principal John F. Killian Executive Officer Steven D. Krichmar Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS & CO. LLC GOLDMAN SACHS ASSET MANAGEMENT, L.P. Distributor and Transfer Agent Investment Adviser 200 West Street, New York New York 10282 © 2026 Goldman Sachs. All rights reserved. VITMMSAR-26

Goldman Sachs Variable Insurance Trust Goldman Sachs Core Fixed Income Fund Goldman Sachs Trend Driven Allocation Fund Semi-Annual Financial Statements June 30, 2026 (Unaudited)

Goldman Sachs Variable Insurance Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 32.8%

BANK5, Series 2023-5YR3, Class A3
$1,150,000	6.724%	09/15/56(a)	$1,188,141
BANK5, Series 2026-5YR22, Class A3
500,000	5.713	06/15/59(a)	515,695
BMO Mortgage Trust, Series 2024-5C4, Class A3
900,000	6.526	05/15/57(a)	934,630
Fannie Mae REMICS, Series 2025-11, Class FB (SOFR + 1.000%)
358,659	4.628	03/25/55(a)	361,346
Federal Home Loan Mortgage Corporation
2,600,747	2.500	03/01/52	2,188,605
FHLMC
743	7.500	12/01/29	763
629	5.000	10/01/33	633
802	5.000	07/01/35	808
1,308	5.000	12/01/35	1,320
264	5.000	03/01/38	266
554	5.000	06/01/41	559
3,426	4.500	08/01/48	3,341
4,440	4.500	11/01/48	4,331
438,679	3.000	09/01/49	391,414
323,166	4.000	03/01/50	306,212
641,598	4.500	03/01/50	625,350
221,806	3.000	10/01/50	196,899
773,575	2.500	02/01/51	653,511
1,590,053	2.000	05/01/51	1,282,282
707,926	2.500	05/01/51	599,173
720,831	2.500	05/01/51	615,980
1,613,417	2.500	08/01/51	1,377,733
663,134	2.500	09/01/51	564,468
740,323	4.500	04/01/52	715,589
444,394	4.500	06/01/52	429,918
274,886	6.000	12/01/52	285,586
856,406	6.000	01/01/54	876,523
703,842	6.500	06/01/54	737,525
FNMA
134	7.000	08/01/26	133
640	8.000	10/01/29	649
502	8.500	04/01/30	507
962	8.000	05/01/30	972
1,466	8.000	08/01/32	1,533
4,000,000	4.500	TBA-15yr(b)	3,951,719
4,444	3.000	01/01/43	4,068
8,898	3.000	01/01/43	8,145
4,924	3.000	03/01/43	4,551
13,875	3.000	03/01/43	12,652
44,403	3.000	03/01/43	40,488
5,586	3.000	04/01/43	5,094
6,897	3.000	04/01/43	6,289
12,688	3.000	04/01/43	11,569
54,196	3.000	04/01/43	49,418
7,111	3.000	05/01/43	6,484
28,251	3.000	05/01/43	25,760
30,866	3.000	05/01/43	28,144
167,702	4.500	04/01/45	165,431
20,196	4.500	05/01/45	19,891
102,455	4.000	02/01/48	97,552
117,491	4.000	03/01/48	111,730
2,243	4.000	07/01/48	2,133

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

FNMA – (continued)
$7,291	4.000%	07/01/48	$6,938
198,469	4.500	07/01/48	193,603
128,087	4.000	08/01/48	121,807
100,582	5.000	11/01/48	101,035
1,610,933	2.000	10/01/50	1,303,046
365,633	3.000	10/01/50	325,288
453,782	3.000	10/01/50	402,827
465,713	3.000	10/01/50	414,324
1,610,554	2.000	11/01/50	1,302,178
60,146	2.500	03/01/51	51,460
75,360	2.500	09/01/51	64,361
297,545	2.500	10/01/51	254,025
137,075	2.500	11/01/51	116,983
173,737	2.500	11/01/51	148,272
1,058,347	6.000	11/01/52	1,096,552
697,496	5.500	04/01/53	704,259
1,111,679	6.500	09/01/53	1,155,381
939,106	6.000	08/01/55	964,461
2,880,681	5.500	11/01/55	2,908,971
5,000,000	2.000	TBA-30yr(b)	3,990,235
3,000,000	2.500	TBA-30yr(b)	2,506,055
1,000,000	3.000	TBA-30yr(b)	872,109
10,000,000	5.500	TBA-30yr(b)	10,033,203
7,000,000	6.000	TBA-30yr(b)	7,150,938
FNMA, Series 2012-111, Class B
3,258	7.000	10/25/42	3,465
FNMA, Series 2012-153, Class B
8,869	7.000	07/25/42	9,439
Freddie Mac REMICS, Series 5502, Class FG (SOFR + 1.000%)
165,895	4.628	02/25/55(a)	166,114
GNMA
19	7.000	11/15/27	19
353	7.000	11/15/27	355
495	7.000	02/15/28	495
22	7.000	05/15/28	22
507	7.000	06/15/28	510
106	7.000	07/15/28	106
491	7.000	07/15/28	493
27,945	6.000	08/20/34	28,960
29,346	5.000	06/15/40	29,609
121,646	4.000	08/20/43	116,905
46,320	4.000	10/20/45	44,160
698,901	4.000	07/20/48	663,506
22,380	5.000	08/20/48	22,453
75,126	4.500	09/20/48	73,563
77,815	5.000	10/20/48	78,183
215,227	5.000	11/20/48	215,928
27,686	5.000	12/20/48	27,816
175,989	4.500	01/20/49	172,327
23,743	4.500	03/20/49	23,248
493,043	3.000	08/20/49	440,737
153,876	4.500	10/20/49	150,674
320,447	3.000	03/20/50	285,468
147,675	4.500	03/20/50	144,602
638,841	3.000	11/20/51	568,173
764,647	3.000	11/20/51	676,874
720,801	4.500	09/20/52	699,585

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

GNMA – (continued)
$726,266	4.500%	10/20/52	$704,776
956,951	5.000	02/20/56	948,323
3,000,000	2.000	TBA-30yr(b)	2,457,594
2,000,000	2.500	TBA-30yr(b)	1,707,910
2,000,000	3.500	TBA-30yr(b)	1,795,558
1,000,000	5.000	TBA-30yr(b)	985,863
3,000,000	5.500	TBA-30yr(b)	3,014,582
3,000,000	6.000	TBA-30yr(b)	3,055,175
GNMA, Series 2021-135, Class A
751,240	2.000	08/20/51	616,122
HLTN Commercial Mortgage Trust, Series 2026-DPLO, Class A (TSFR1M + 1.700%)
600,000	5.325	04/15/41(a)(c)	601,523
Manhattan West Mortgage Trust, Series 2026-2MW, Class A
500,000	5.498	06/10/48(a)(c)	503,627
Manhattan West Mortgage Trust, Series 2026-2MW, Class B
300,000	5.718	06/10/48(a)(c)	301,573
NYC Trust, Series 2026-9W57, Class A
800,000	5.053	06/06/40(a)(c)	796,318
NYC Trust, Series 2026-9W57, Class B
300,000	5.353	06/06/40(a)(c)	298,531

TOTAL MORTGAGE-BACKED SECURITIES (Cost $78,925,214)			78,033,088

Corporate Bonds – 25.2%

Aerospace/Defense – 0.6%
Boeing Co. (The)
50,000	3.450	11/01/28(d)	48,693
2,000	2.950	02/01/30(d)	1,881
176,000	5.150	05/01/30(d)	178,133
187,000	6.528	05/01/34(d)	203,310
325,000	5.705	05/01/40(d)	330,345
100,000	5.805	05/01/50(d)	98,727
174,000	6.858	05/01/54(d)	195,512
Howmet Aerospace, Inc.
122,000	4.850	10/15/31(d)	122,369
Northrop Grumman Corp.
75,000	3.250	01/15/28(d)	73,701
25,000	4.750	06/01/43	22,787
50,000	5.250	05/01/50(d)	47,012
RTX Corp.
50,000	4.125	11/16/28(d)	49,616
25,000	4.050	05/04/47(d)	20,065

			1,392,151

Agriculture – 0.1%
Archer-Daniels-Midland Co.
100,000	2.900	03/01/32(d)	90,888
Bunge Ltd. Finance Corp.
139,000	4.200	09/17/29(d)	137,366

			228,254

Auto Manufacturers – 1.1%
Ford Motor Credit Co. LLC
215,000	5.850	05/17/27(d)	216,558
1,475,000	5.420	04/09/31(d)	1,462,449
General Motors Financial Co., Inc.
125,000	2.350	01/08/31(d)	111,838

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Auto Manufacturers – (continued)

General Motors Financial Co., Inc. – (continued)
$550,000		5.950%	04/04/34(d)	$569,287
Hyundai Capital America
160,000		5.400	06/24/31(c)(d)	162,306

				2,522,438

Banks – 5.7%
Bank of America Corp.
(TSFR3M + 1.302%)
85,000		3.419	12/20/28(a)(d)	83,568
(SOFR + 1.630%)
370,000		5.202	04/25/29(a)(d)	373,479
(SOFR + 2.150%)
175,000		2.592	04/29/31(a)(d)	161,494
(SOFR + 1.220%)
110,000		2.299	07/21/32(a)(d)	97,162
(SOFR + 1.830%)
390,000		4.571	04/27/33(a)(d)	382,517
(SOFR + 1.310%)
75,000		5.511	01/24/36(a)(d)	76,604
(US 5 Year CMT T-Note +
1.200%	)
100,000		2.482	09/21/36(a)(d)	87,308
(SOFR + 1.130%)
1,280,000		5.045	02/06/37(a)(d)	1,260,536
Bank of America Corp., GMTN
(TSFR3M + 1.632%)
25,000		3.593	07/21/28(a)(d)	24,764
Bank of America Corp., MTN
(TSFR3M + 1.837%)
75,000		3.824	01/20/28(a)(d)	74,740
(SOFR + 1.050%)
400,000		2.551	02/04/28(a)(d)	395,481
(SOFR + 2.040%)
305,000		4.948	07/22/28(a)(d)	306,250
(TSFR3M + 1.572%)
50,000		4.271	07/23/29(a)(d)	49,607
(SOFR + 1.530%)
50,000		1.898	07/23/31(a)(d)	44,647
(SOFR + 2.160%)
73,000		5.015	07/22/33(a)(d)	73,104
Bank of America Corp., Series N
(SOFR + 1.220%)
50,000		2.651	03/11/32(a)(d)	45,332
Bank of New York Mellon Corp. (The)
(SOFR + 1.755%)
20,000		4.596	07/26/30(a)(d)	19,995
Citigroup, Inc.
150,000		4.450	09/29/27	149,784
(SOFR + 1.422%)
75,000		2.976	11/05/30(a)(d)	70,839
(SOFR + 2.086%)
165,000		4.910	05/24/33(a)(d)	164,187
(SOFR + 2.338%)
400,000		6.270	11/17/33(a)(d)	426,364
(SOFR + 1.830%)
210,000		6.020	01/24/36(a)(d)	216,573

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Banks – (continued)
First Horizon Corp.
(SOFR + 1.766%)
$160,000	5.514%	03/07/31(a)(d)	$161,982
Huntington Bancshares, Inc.
(SOFRINDX + 1.870%)
1,230,000	5.709	02/02/35(a)(d)	1,258,721
JPMorgan Chase & Co.
15,000	3.625	12/01/27(d)	14,829
(TSFR3M + 1.599%)
972,000	3.782	02/01/28(a)(d)	968,064
(TSFR3M + 1.207%)
45,000	3.509	01/23/29(a)(d)	44,260
(SOFR + 2.040%)
25,000	2.522	04/22/31(a)(d)	23,046
(SOFR + 0.840%)
105,000	4.347	01/22/32(a)(d)	102,847
(SOFR + 1.340%)
430,000	4.946	10/22/35(a)(d)	424,103
(SOFR + 1.680%)
995,000	5.572	04/22/36(a)(d)	1,023,020
(SOFR + 1.635%)
410,000	5.576	07/23/36(a)(d)	416,575
(SOFR + 1.070%)
150,000	4.898	01/22/37(a)(d)	146,142
(SOFR + 1.300%)
245,000	5.193	02/05/37(a)(d)	241,420
M&T Bank Corp.
(SOFR + 2.800%)
265,000	7.413	10/30/29(a)(d)	280,428
M&T Bank Corp., MTN
(SOFR + 1.610%)
450,000	5.385	01/16/36(a)(d)	449,832
Morgan Stanley
25,000	3.625	01/20/27	24,896
20,000	3.950	04/23/27	19,935
(SOFR + 1.000%)
200,000	2.475	01/21/28(a)(d)	197,800
(SOFR + 2.076%)
165,000	4.889	07/20/33(a)(d)	163,731
(SOFR + 1.555%)
420,000	5.320	07/19/35(a)(d)	422,246
(SOFR + 1.757%)
155,000	5.664	04/17/36(a)(d)	159,022
(SOFR + 1.360%)
150,000	2.484	09/16/36(a)(d)	130,170
Morgan Stanley, GMTN
(TSFR3M + 1.890%)
25,000	4.431	01/23/30(a)(d)	24,775
(SOFR + 1.143%)
400,000	2.699	01/22/31(a)(d)	371,615
Morgan Stanley, MTN
(SOFR + 1.590%)
305,000	5.164	04/20/29(a)(d)	307,395
(SOFR + 3.120%)
50,000	3.622	04/01/31(a)(d)	47,891
(SOFR + 1.034%)
75,000	1.794	02/13/32(a)(d)	65,255

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Banks – (continued)
Truist Financial Corp., MTN
(SOFR + 1.922%)
$425,000	5.711%	01/24/35(a)(d)	$437,724
U.S. Bancorp
(SOFR + 1.296%)
545,000	5.083	05/15/31(a)(d)	550,973
US Bancorp
(SOFR + 2.020%)
145,000	5.775	06/12/29(a)(d)	148,071
Wells Fargo & Co.
175,000	3.000	10/23/26	174,325
Wells Fargo & Co., GMTN
50,000	4.300	07/22/27	49,980
Wells Fargo & Co., MTN
(SOFR + 1.980%)
215,000	4.808	07/25/28(a)(d)	215,606

			13,651,014

Beverages – 0.3%
Coca-Cola Consolidated, Inc.
98,000	5.450	06/01/34(d)	100,512
Constellation Brands, Inc.
50,000	3.600	02/15/28(d)	49,233
25,000	3.150	08/01/29(d)	23,904
100,000	2.250	08/01/31(d)	88,256
Keurig Dr Pepper, Inc.
225,000	4.597	05/25/28(d)	224,783
19,000	3.800	05/01/50(d)	13,560
Pernod Ricard International Finance LLC
345,000	1.625	04/01/31(c)(d)	298,163

			798,411

Biotechnology – 0.3%
Amgen, Inc.
239,000	5.250	03/02/30(d)	243,511
184,000	5.250	03/02/33(d)	187,256
Royalty Pharma PLC
198,000	5.400	09/02/34(d)	199,601

			630,368

Building Materials – 0.3%
Carrier Global Corp.
150,000	2.493	02/15/27(d)	148,324
75,000	2.722	02/15/30(d)	70,128
200,000	2.700	02/15/31(d)	183,299
166,000	5.900	03/15/34(d)	175,046
Masco Corp.
50,000	1.500	02/15/28(d)	47,581

			624,378

Chemicals – 0.1%
International Flavors & Fragrances, Inc.
20,000	1.832	10/15/27(c)(d)	19,313
74,000	2.300	11/01/30(c)(d)	66,730
Sherwin-Williams Co. (The)
25,000	3.450	06/01/27(d)	24,777
50,000	2.950	08/15/29(d)	47,585

			158,405

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Commercial Services – 0.5%
Cornell University, Series 2025
$480,000	4.733%	06/15/35(d)	$472,460
Global Payments, Inc.
305,000	5.550	11/15/35(d)	295,489
PayPal Holdings, Inc.
75,000	2.650	10/01/26(d)	74,702
Quanta Services, Inc.
182,000	5.250	08/09/34(d)	184,104
S&P Global, Inc.
75,000	4.250	05/01/29(d)	74,426

			1,101,181

Computers – 0.1%
Dell International LLC / EMC Corp.
25,000	5.300	10/01/29(d)	25,418
Hewlett Packard Enterprise Co.
151,000	5.000	10/15/34(d)	148,005

			173,423

Diversified Financial Services – 1.2%
American Express Co.
(SOFR + 1.420%)
425,000	5.284	07/26/35(a)(d)	429,521
Capital One Financial Corp.
(SOFR + 1.990%)
415,000	5.884	07/26/35(a)(d)	426,674
(SOFR + 2.036%)
835,000	6.183	01/30/36(a)(d)	855,797
Intercontinental Exchange, Inc.
75,000	3.625	09/01/28(d)	73,616
Mastercard, Inc.
25,000	3.300	03/26/27(d)	24,838
Nuveen LLC
25,000	4.000	11/01/28(c)(d)	24,669
Sumisho Air Lease Corp.
400,000	4.850	03/24/31(c)(d)	395,742
Sumisho Air Lease Corp., MTN
275,000	5.200	07/15/31(d)	276,214
Synchrony Financial
(SOFR + 1.530%)
310,000	4.947	02/25/32(a)(d)	302,046

			2,809,117

Electric – 0.5%
American Electric Power Co., Inc.
50,000	2.300	03/01/30(d)	45,948
Arizona Public Service Co.
45,000	2.950	09/15/27(d)	44,176
Berkshire Hathaway Energy Co.
25,000	3.250	04/15/28(d)	24,473
50,000	3.700	07/15/30(d)	48,289
Dominion Energy, Inc., Series C
25,000	3.375	04/01/30(d)	23,870
Entergy Corp.
45,000	2.950	09/01/26(d)	44,892
Exelon Corp.
50,000	4.050	04/15/30(d)	48,809
FirstEnergy Corp.
100,000	2.650	03/01/30(d)	92,505

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Electric – (continued)
FirstEnergy Corp., Series B
$50,000	2.250%	09/01/30(d)	$45,027
Florida Power & Light Co.
68,000	4.125	02/01/42(d)	58,042
MidAmerican Energy Co.
25,000	3.650	04/15/29(d)	24,447
NextEra Energy Capital Holdings, Inc.
70,000	1.900	06/15/28(d)	66,591
Ohio Power Co., Series P
25,000	2.600	04/01/30(d)	23,209
Pacific Gas and Electric Co.
25,000	2.100	08/01/27(d)	24,336
50,000	2.500	02/01/31(d)	44,884
25,000	3.300	08/01/40(d)	18,728
Progress Energy, Inc.
95,000	7.000	10/30/31	104,059
Southern Co. (The)
60,000	3.250	07/01/26(d)	60,000
Xcel Energy, Inc.
250,000	3.350	12/01/26(d)	249,102

			1,091,387

Electronics – 0.0%
Allegion U.S. Holding Co., Inc.
110,000	5.600	05/29/34(d)	112,304

Environmental Control – 0.1%
Republic Services, Inc.
100,000	1.750	02/15/32(d)	85,503
Waste Management, Inc.
75,000	3.150	11/15/27(d)	73,854
50,000	1.150	03/15/28(d)	47,408

			206,765

Food – 0.9%
General Mills, Inc.
75,000	4.200	04/17/28(d)	74,535
J M Smucker Co. (The)
179,000	5.900	11/15/28(d)	184,211
113,000	6.200	11/15/33(d)	120,498
Mars, Inc.
425,000	4.800	03/01/30(c)(d)	426,248
25,000	3.200	04/01/30(c)(d)	23,760
375,000	5.000	03/01/32(c)(d)	377,525
650,000	5.200	03/01/35(c)(d)	652,548
The Campbell’s Company
279,000	5.400	03/21/34(d)	275,054
95,000	4.750	03/23/35(d)	88,678

			2,223,057

Gas – 0.1%
East Ohio Gas Co. (The)
25,000	2.000	06/15/30(c)(d)	22,476
NiSource, Inc.
95,000	3.490	05/15/27(d)	94,275
25,000	3.600	05/01/30(d)	24,001

			140,752

Hand/Machine Tools – 0.0%
Stanley Black & Decker, Inc.
24,000	4.250	11/15/28(d)	23,815

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Healthcare-Products – 0.4%
Alcon Finance Corp.
$413,000	3.000%	09/23/29(c)(d)	$391,851
DH Europe Finance II Sarl
25,000	2.600	11/15/29(d)	23,439
Solventum Corp.
113,000	5.400	03/01/29(d)	114,920
140,000	5.600	03/23/34(d)	143,238
STERIS Irish FinCo UnLtd Co.
75,000	2.700	03/15/31(d)	68,172
Stryker Corp.
100,000	1.950	06/15/30(d)	90,539
Thermo Fisher Scientific, Inc.
25,000	1.750	10/15/28(d)	23,532

			855,691

Healthcare-Services – 1.9%
Adventist Health System
30,000	2.952	03/01/29(d)	28,459
95,000	5.757	12/01/34(d)	97,474
Adventist Health System, Series 2025
590,000	4.742	12/01/30(d)	584,294
Ascension Health, Series 2025
280,000	4.923	11/15/35(d)	276,632
Banner Health
120,000	2.338	01/01/30(d)	111,227
Baylor Scott & White Holdings, Series 2021
40,000	1.777	11/15/30(d)	35,519
Cigna Group (The)
34,000	2.400	03/15/30(d)	31,406
250,000	2.375	03/15/31(d)	225,085
260,000	5.125	05/15/31(d)	264,213
125,000	4.800	08/15/38(d)	118,404
CommonSpirit Health
205,000	4.352	09/01/30(d)	200,604
225,000	6.461	11/01/52(d)	241,363
CommonSpirit Health, Series 2025
310,000	4.975	09/01/35(d)	300,772
Elevance Health, Inc.
500,000	4.600	09/15/32(d)	490,138
HCA, Inc.
425,000	4.500	02/15/27(d)	424,719
80,000	3.500	09/01/30(d)	75,834
345,000	5.450	04/01/31(d)	352,443
Humana, Inc.
55,000	5.950	03/15/34(d)	56,932
Laboratory Corp. of America Holdings
86,000	4.800	10/01/34(d)	83,690
PeaceHealth Obligated Group
185,000	4.335	11/15/28(d)	183,771
Rush System for Health Obligated Group, Series 2020
60,000	3.922	11/15/29(d)	58,672
Sutter Health, Series 20A
40,000	2.294	08/15/30(d)	36,427
UnitedHealth Group, Inc.
275,000	5.000	04/15/34(d)	274,841
125,000	3.050	05/15/41(d)	94,306

			4,647,225

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Insurance – 0.2%
American International Group, Inc.
$25,000	3.400%	06/30/30(d)	$23,770
Arthur J Gallagher & Co.
50,000	4.850	12/15/29(d)	50,362
Berkshire Hathaway Finance Corp.
75,000	1.850	03/12/30(d)	68,667
Chubb INA Holdings LLC
171,000	6.800	11/15/31	186,428
Principal Financial Group, Inc.
50,000	3.100	11/15/26(d)	49,781
75,000	2.125	06/15/30(d)	67,929
Willis North America, Inc.
25,000	2.950	09/15/29(d)	23,657

			470,594

Internet – 1.7%
Airbnb, Inc.
305,000	5.250	03/16/36(d)	303,863
Alphabet, Inc.
950,000	4.100	11/15/30(d)	934,918
AppLovin Corp.
551,000	5.500	12/01/34(d)	555,399
Expedia Group, Inc.
14,000	4.625	08/01/27(d)	14,010
35,000	3.800	02/15/28(d)	34,560
85,000	3.250	02/15/30(d)	80,691
14,000	2.950	03/15/31(d)	12,861
250,000	5.400	02/15/35(d)	247,536
Meta Platforms, Inc.
250,000	3.500	08/15/27(d)	247,919
400,000	4.200	11/15/30(d)	393,677
800,000	4.875	11/15/35(d)	778,442
Netflix, Inc.
210,000	5.875	11/15/28	216,652
Uber Technologies, Inc.
175,000	4.500	08/15/29(c)(d)	173,766

			3,994,294

Investment Companies – 0.1%
Blackstone Secured Lending Fund
125,000	5.875	11/15/27(d)	125,930

Iron/Steel – 0.0%
Steel Dynamics, Inc.
50,000	1.650	10/15/27(d)	48,217

Leisure Time – 0.3%
Royal Caribbean Cruises Ltd.
850,000	5.250	02/27/38(d)	822,353

Lodging – 0.7%
Choice Hotels International, Inc.
306,000	3.700	01/15/31(d)	288,792
114,000	5.850	08/01/34(d)	115,803
Hyatt Hotels Corp.
365,000	5.500	06/30/34(d)	369,388
Las Vegas Sands Corp.
120,000	5.625	06/15/28(d)	121,448
40,000	6.000	06/14/30(d)	41,105
Marriott International, Inc.
125,000	5.000	10/15/27(d)	125,851
91,000	4.875	05/15/29(d)	91,669

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Lodging – (continued)
Marriott International, Inc. – (continued)
$195,000	4.500%	05/01/33(d)	$188,567
Marriott International, Inc., Series HH
325,000	2.850	04/15/31(d)	298,575

			1,641,198

Machinery-Construction & Mining – 0.2%
Vertiv Holdings Co.
465,000	4.850	03/15/36(d)	451,867

Machinery-Diversified – 0.4%
AGCO Corp.
112,000	5.800	03/21/34(d)	114,096
IDEX Corp.
105,000	2.625	06/15/31(d)	94,483
Ingersoll Rand, Inc.
90,000	5.700	08/14/33(d)	93,610
Otis Worldwide Corp.
25,000	2.293	04/05/27(d)	24,629
150,000	2.565	02/15/30(d)	139,297
Regal Rexnord Corp.
453,000	6.300	02/15/30(d)	472,414

			938,529

Media – 0.4%
Comcast Corp.
25,000	3.750	04/01/40(d)	19,993
Fox Corp.
25,000	4.709	01/25/29(d)	24,982
Space Exploration Technologies Corp.
500,000	5.350	07/15/31(c)(d)	499,453
450,000	5.875	07/15/36(c)(d)	444,044

			988,472

Oil & Gas – 0.0%
Occidental Petroleum Corp.
69,000	7.875	09/15/31	77,785

Pharmaceuticals – 0.6%
AbbVie, Inc.
107,000	4.050	11/21/39(d)	94,247
Becton Dickinson and Co.
100,000	2.823	05/20/30(d)	93,349
Cencora, Inc.
75,000	3.450	12/15/27(d)	73,869
425,000	2.700	03/15/31(d)	387,460
CVS Health Corp.
350,000	2.125	09/15/31(d)	306,070
162,000	4.780	03/25/38(d)	151,865
Pfizer, Inc.
75,000	3.450	03/15/29(d)	73,256
Zoetis, Inc.
45,000	3.000	09/12/27(d)	44,302
150,000	2.000	05/15/30(d)	135,723

			1,360,141

Pipelines – 0.5%
Cheniere Energy Partners LP
75,000	5.950	06/30/33(d)	78,316
Columbia Pipelines Operating Co. LLC
240,000	6.036	11/15/33(c)(d)	251,882

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Pipelines – (continued)
Energy Transfer LP
$25,000	5.250%	04/15/29(d)	$25,337
275,000	5.750	02/15/33(d)	284,700
Kinder Morgan, Inc.
275,000	4.300	03/01/28(d)	273,953
MPLX LP
75,000	2.650	08/15/30(d)	69,030
35,000	4.500	04/15/38(d)	31,698
25,000	5.500	02/15/49(d)	23,039
Plains All American Pipeline LP / PAA Finance Corp.
25,000	3.800	09/15/30(d)	23,974
Targa Resources Corp.
55,000	4.200	02/01/33(d)	52,130
Williams Cos., Inc. (The)
125,000	5.650	03/15/33(d)	128,697

			1,242,756

Real Estate – 0.0%
CoStar Group, Inc.
100,000	2.800	07/15/30(c)(d)	90,039

REITS – 0.8%
Agree LP
170,000	4.800	10/01/32(d)	167,924
Alexandria Real Estate Equities, Inc.
25,000	3.375	08/15/31(d)	23,024
American Homes 4 Rent LP
50,000	4.900	02/15/29(d)	50,167
30,000	2.375	07/15/31(d)	26,517
American Tower Corp.
75,000	2.100	06/15/30(d)	67,798
Cousins Properties LP
675,000	5.875	10/01/34(d)	691,181
Crown Castle, Inc.
60,000	3.650	09/01/27(d)	59,401
CubeSmart LP
20,000	2.500	02/15/32(d)	17,620
Essex Portfolio LP
50,000	3.000	01/15/30(d)	47,153
Healthcare Realty Holdings LP
25,000	2.050	03/15/31(d)	21,793
Host Hotels & Resorts LP, Series J
42,000	2.900	12/15/31(d)	37,597
Invitation Homes Operating Partnership LP
75,000	2.300	11/15/28(d)	71,008
195,000	2.000	08/15/31(d)	168,367
Kilroy Realty LP
20,000	4.750	12/15/28(d)	19,852
Mid-America Apartments L.P.
50,000	1.700	02/15/31(d)	43,717
Prologis L.P.
25,000	1.750	07/01/30(d)	22,379
125,000	4.625	01/15/33(d)	123,578
Realty Income Corp.
25,000	3.950	08/15/27(d)	24,874
75,000	3.400	01/15/30(d)	71,795
Regency Centers LP
100,000	2.950	09/15/29(d)	95,014
UDR, Inc., MTN
25,000	2.100	08/01/32(d)	21,238

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

REITS – (continued)
UDR, Inc., MTN – (continued)
$100,000	1.900%	03/15/33(d)	$82,609
WP Carey, Inc.
25,000	3.850	07/15/29(d)	24,440
25,000	2.400	02/01/31(d)	22,465

			2,001,511

Retail – 0.3%
7-Eleven, Inc.
100,000	1.300	02/10/28(c)(d)	94,895
AutoNation, Inc.
25,000	1.950	08/01/28(d)	23,586
Dollar Tree, Inc.
50,000	4.200	05/15/28(d)	49,616
Home Depot, Inc. (The)
25,000	3.900	12/06/28(d)	24,781
Lowe’s Cos., Inc.
25,000	3.100	05/03/27(d)	24,757
75,000	1.700	09/15/28(d)	70,584
25,000	3.000	10/15/50(d)	15,823
McDonald’s Corp., MTN
25,000	4.200	04/01/50(d)	20,013
O’Reilly Automotive, Inc.
145,000	5.100	03/12/36(d)	143,628
Starbucks Corp.
100,000	4.000	11/15/28(d)	98,849
Tractor Supply Co.
50,000	1.750	11/01/30(d)	43,997

			610,529

Semiconductors – 0.3%
Applied Materials, Inc.
25,000	1.750	06/01/30(d)	22,494
Broadcom, Inc.
74,000	4.150	04/15/32(c)(d)	71,190
100,000	3.419	04/15/33(d)	91,140
162,000	3.137	11/15/35(c)(d)	137,409
59,000	3.500	02/15/41(d)	47,127
Intel Corp.
175,000	5.200	02/10/33(d)	176,939
65,000	5.150	02/21/34(d)	65,046

			611,345

Software – 2.4%
Adobe, Inc.
50,000	2.150	02/01/27(d)	49,385
Electronic Arts, Inc.
179,000	2.950	02/15/51(d)	138,138
Fidelity National Information Services, Inc.
400,000	4.800	03/10/31(d)	395,688
Fiserv, Inc.
25,000	4.200	10/01/28(d)	24,656
Intuit, Inc.
25,000	1.350	07/15/27(d)	24,235
MSCI, Inc.
180,000	4.000	11/15/29(c)(d)	174,325
Oracle Corp.
34,000	2.950	04/01/30(d)	31,298
175,000	4.650	05/06/30(d)	171,580
275,000	2.875	03/25/31(d)	245,712

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Software – (continued)
Oracle Corp. – (continued)
$256,000	5.250%	02/03/32(d)	$252,247
470,000	4.800	09/26/32(d)	447,200
250,000	6.250	11/09/32(d)	256,936
157,000	4.900	02/06/33(d)	149,032
310,000	5.350	05/04/33(d)	301,074
370,000	5.200	09/26/35(d)	346,286
280,000	5.700	02/04/36(d)	271,491
125,000	6.900	11/09/52(d)	119,862
100,000	6.000	08/03/55(d)	85,213
135,000	6.700	02/04/56(d)	127,081
Roper Technologies, Inc.
50,000	4.200	09/15/28(d)	49,607
Salesforce, Inc.
900,000	4.900	09/15/31(d)	897,905
813,000	5.550	03/15/36(d)	810,696
Synopsys, Inc.
160,000	5.000	04/01/32(d)	160,283
Take-Two Interactive Software, Inc.
85,000	3.700	04/14/27(d)	84,516
VMware, Inc.
25,000	1.800	08/15/28(d)	23,644
100,000	2.200	08/15/31(d)	88,076
Workday, Inc.
75,000	3.500	04/01/27(d)	74,455

			5,800,621

Telecommunication – 0.5%
Compute Financing LLC
1,250,000	5.750	06/15/34	1,246,296

Telecommunications – 1.5%
AT&T, Inc.
288,000	2.300	06/01/27(d)	282,381
150,000	4.350	03/01/29(d)	149,024
50,000	2.750	06/01/31(d)	45,465
10,000	2.550	12/01/33(d)	8,402
25,000	4.900	08/15/37(d)	23,806
60,000	4.850	03/01/39(d)	55,799
75,000	3.500	06/01/41(d)	57,700
25,000	4.350	06/15/45(d)	20,104
25,000	5.150	11/15/46(d)	22,254
Beacon Point DC LLC
540,000	6.129	11/30/42(c)(d)	545,553
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC
980,000	5.700	04/15/36(c)(d)	931,557
T-Mobile USA, Inc.
391,000	3.750	04/15/27(d)	388,859
175,000	2.050	02/15/28(d)	168,185
83,000	3.875	04/15/30(d)	80,433
75,000	3.500	04/15/31(d)	70,805
500,000	5.200	01/15/33(d)	505,868
Verizon Communications, Inc.
52,000	4.329	09/21/28	51,830
200,000	2.550	03/21/31(d)	181,572

			3,589,597

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Transportation – 0.1%
Burlington Northern Santa Fe LLC
$25,000	4.050%	06/15/48(d)	$19,929
CSX Corp.
175,000	3.800	03/01/28(d)	173,173
FedEx Corp.
45,000	3.400	02/15/28(d)	44,243
Union Pacific Corp.
125,000	2.800	02/14/32(d)	113,757

			351,102

Trucking & Leasing – 0.0%
Penske Truck Leasing Co. LP / PTL Finance Corp.
120,000	5.250	07/01/29(c)(d)	121,462

TOTAL CORPORATE BONDS (Cost $60,719,547)			59,974,774

Asset- Backed Securities – 12.6%

Collateralized Debt Obligations – 0.0%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022- FL1, Class A (SOFR + 1.450%)
61,031	5.043	01/15/37(a)(c)	61,031

Collateralized Loan Obligations – 11.5%
720 East CLO IV Ltd., Series 2024-1A, Class A1R (TSFR3M + 1.260%)
680,000	4.932	07/15/39(a)(c)	680,115
Aligned Data Centers Issuer LLC, Series 2026-1A, Class A2I
300,000	5.909	06/15/56(c)(e)	300,209
Ares European CLO XXI DAC, Series 21A, Class B (3 mo. Euribor + 1.700%)
250,000	3.904	04/15/38(a)(c)	285,479
Arini European CLO X DAC, Series 10A, Class A (3 mo. Euribor + 1.280%)
1,400,000	–	07/15/40(a)(c)(e)(f)	1,599,641
Arini U.S. CLO III Ltd., Series 3A, Class A (TSFR3M + 1.270%)
750,000	5.031	01/15/39(a)(c)	751,144
Bain Capital Credit CLO, Series 2019-1A, Class BR3 (TSFR3M + 1.400%)
725,000	5.075	04/19/34(a)(c)	725,202
Barings CLO Ltd., Series 2023-4A, Class A1R (TSFR3M + 1.170%)
1,050,000	4.845	01/20/39(a)(c)	1,049,374
Belmont Park CLO Ltd., Series 2024-1A, Class A1R (TSFR3M + 1.280%)
290,000	4.953	04/15/37(a)(c)	291,122
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ARR (TSFR3M + 1.290%)
330,000	4.963	07/15/37(a)(c)	330,846
Benefit Street Partners CLO XXIV Ltd., Series 2021-24AR, Class ARR (TSFR3M + 1.230%)
430,000	0.010	07/20/39(a)(c)(e)(f)	429,998
Birch Grove CLO 3 Ltd., Series 2021-3A, Class A1R (TSFR3M + 1.260%)
700,000	4.935	01/19/38(a)(c)	702,644
Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1R (TSFR3M + 1.260%)
1,075,000	4.935	10/20/38(a)(c)	1,075,296

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
Carlyle U.S. CLO Ltd., Series 2026-1A, Class A1 (TSFR3M + 1.160%)
$1,150,000	4.836%	04/25/39(a)(c)	$1,150,093
Carlyle US CLO Ltd., Series 2025-3A, Class A (TSFR3M + 1.380%)
850,000	5.047	07/25/38(a)(c)	852,884
CBAM Ltd., Series 2018-5A, Class A1R (TSFR3M + 1.340%)
975,000	5.020	10/17/38(a)(c)	980,995
CBAMR Ltd., Series 2017-4A, Class A1R (TSFR3M + 1.420%)
800,000	5.093	03/31/38(a)(c)	803,111
Cedar Funding IX CLO Ltd., Series 2018-9A, Class AR (TSFR3M + 1.420%)
270,000	5.095	07/20/37(a)(c)	270,500
CFIP CLO Ltd., Series 2021-1A, Class A (TSFR3M + 1.482%)
700,000	5.157	01/20/35(a)(c)	700,435
CFIP CLO Ltd., Series 2021-1A, Class C1 (TSFR3M + 2.662%)
300,000	6.337	01/20/35(a)(c)	299,346
Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A (TSFR3M + 1.310%)
620,000	4.985	04/20/38(a)(c)	620,818
Elmwood CLO 20 Ltd., Series 2022-7A, Class AR2 (TSFR3M + 1.200%)
1,225,000	4.828	01/20/39(a)(c)	1,225,681
Elmwood CLO 35 Ltd., Series 2024-11A, Class A (TSFR3M + 1.340%)
1,175,000	5.015	10/18/37(a)(c)	1,176,249
Fidelity Grand Harbour CLO DAC, Series 2023-1A, Class B1R (3 mo. Euribor + 1.750%)
350,000	4.033	02/15/38(a)(c)	400,385
GoldenTreee Loan Management U.S. CLO 29 Ltd., Series 2026- 29A, Class A (TSFR3M + 1.230%)
525,000	4.869	04/20/38(a)(c)	525,169
Halseypoint CLO 7 Ltd., Series 2023-7A, Class A1R (TSFR3M + 1.450%)
600,000	5.125	07/20/38(a)(c)	601,282
Henley CLO XVII DAC, Series 17A, Class A (3 mo. Euribor + 1.280%)
1,200,000	0.010	07/15/38(a)(c)(f)	1,371,529
Henley CLO XVII DAC, Series 17A, Class B (3 mo. Euribor + 1.850%)
400,000	0.010	07/25/39(a)(c)(f)	457,721
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1 (SOFR + 1.600%)
47,087	5.209	05/20/54(a)(c)	47,183
Magnetite XLVII Ltd., Series 2024-47A, Class A (TSFR3M + 1.330%)
550,000	4.997	01/25/38(a)(c)	550,603
Octagon 61 Ltd., Series 2023-2A, Class A1R (TSFR3M + 1.400%)
1,400,000	5.075	04/20/38(a)(c)	1,402,860
OHA Credit Funding 7 Ltd., Series 2020-7A, Class A1R2 (TSFR3M + 1.280%)
650,000	4.955	07/19/38(a)(c)	650,462
Pikes Peak CLO 5, Series 2020-5A, Class A1R (TSFR3M + 1.400%)
450,000	5.075	10/20/37(a)(c)	451,315
Polus U.S. CLO II Ltd., Series 2025-2A, Class A1 (TSFR3M + 1.520%)
400,000	5.195	07/20/38(a)(c)	401,192

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
Sound Point Euro CLO 14 Funding DAC, Series 14A, Class B (3 mo. Euribor + 1.600%)
$250,000	3.838%	04/20/39(a)(c)	$284,795
Trinitas CLO XXXI Ltd., Series 2024-31A, Class A1 (TSFR3M + 1.350%)
575,000	5.014	01/22/38(a)(c)	575,389
Warwick Capital CLO 1 Ltd., Series 2023-1A, Class AR (TSFR3M + 1.280%)
850,000	4.955	10/20/38(a)(c)	851,464
Wellington Management CLO 5 Ltd., Series 2025-5A, Class A (TSFR3M + 1.290%)
1,000,000	4.965	10/18/38(a)(c)	1,000,540
WISE CLO Ltd., Series 2023-2A, Class A1R (TSFR3M + 1.100%)
870,000	4.773	04/15/39(a)(c)	870,875
Wonder Lake Park CLO Ltd., Series 2025-1A, Class A (TSFR3M + 1.290%)
525,000	4.957	07/24/38(a)(c)	525,577

			27,269,523

Diversified Financial Services – 1.1%
American Express Credit Account Master Trust, Series 2025-3, Class A
550,000	4.510	04/15/32	551,168
Barclays Dryrock Issuance Trust, Series 2025-1, Class A
425,000	3.970	07/15/31	421,175
Citibank Credit Card Issuance Trust, Series 2025-A2, Class A
375,000	4.490	06/21/32	375,248
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3
23,271	4.670	08/15/28	23,277
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3
333,700	4.780	07/16/29	334,272
Ford Credit Auto Owner Trust, Series 2024-1, Class A
350,000	4.870	08/15/36(c)	353,200
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3
216,374	5.670	06/21/28	217,649
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3
182,753	4.740	01/16/29	182,970
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3
149,047	4.710	02/15/28	149,330

			2,608,289

TOTAL ASSET- BACKED SECURITIES (Cost $29,929,618)			29,938,843

Commercial Mortgage-Backed Securities – 5.2%

BANK, Series 2021-BN31, Class AS
475,000	2.211	02/15/54(a)	409,254
BANK, Series 2021-BN32, Class A5
150,000	2.643	04/15/54(a)	135,793
BANK, Series 2022-BNK43, Class A5
200,000	4.399	08/15/55	193,389
BANK5, Series 2024-5YR11, Class AS
150,000	6.139	11/15/57	153,455
BANK5, Series 2024-5YR7, Class A3
475,000	5.769	06/15/57	485,429
BANK5, Series 2024-5YR8, Class A3
150,000	5.884	08/15/57	153,940

Principal Amount	Interest Rate	Maturity Date	Value

Commercial Mortgage-Backed Securities – (continued)

BANK5, Series 2024-5YR9, Class AS
$200,000	6.182%	08/15/57(a)	$204,855
BANK5, Series 2025-5YR17, Class A3
450,000	5.225	11/15/58	455,251
BBCMS Mortgage Trust, Series 2024-5C25, Class AS
210,000	6.358	03/15/57(a)	215,399
Benchmark Mortgage Trust, Series 2024-V8, Class A3
200,000	6.189	07/15/57(a)	206,758
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A
1,000,000	4.830	10/10/42(a)(c)	988,613
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A (TSFR1M + 1.342%)
190,254	4.968	03/15/41(a)(c)	190,432
BMO Mortgage Trust, Series 2023-C7, Class A5
200,000	6.160	12/15/56	210,449
BMO Mortgage Trust, Series 2024-C9, Class A5
350,000	5.759	07/15/57	363,495
BX Commercial Mortgage Trust, Series 2024-AIRC, Class A (TSFR1M + 1.691%)
173,450	5.317	08/15/41(a)(c)	174,125
BX Commercial Mortgage Trust, Series 2024-VLT5, Class A
400,000	5.591	11/13/46(a)(c)	397,407
BX Commercial Mortgage Trust, Series 2024-XL4, Class A (TSFR1M + 1.442%)
0	5.067	02/15/39(a)(c)	—
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A (TSFR1M + 1.400%)
500,000	5.025	02/15/43(a)(c)	500,979
BX Commercial Mortgage Trust, Series 2026-VLT10, Class A
400,000	5.358	07/13/58(a)(c)	388,916
BX Trust, Series 2024-BIO, Class A (TSFR1M + 1.642%)
950,000	5.267	02/15/41(a)(c)	950,441
Durst Commercial Mortgage Trust, Series 2025-151, Class A
450,000	5.317	08/10/42(a)(c)	451,788
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-152, Class A2
200,000	3.780	11/25/32(a)	191,549
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-161, Class A2
300,000	4.900	10/25/33(a)	305,113
Freddie Mac Multifamily Structured Pass Through Certificates, Series K510, Class A2
100,000	5.069	10/25/28(a)	101,024
Freddie Mac Multifamily Structured Pass Through Certificates, Series K544, Class A2
650,000	4.266	07/25/30(a)	644,566
Freddie Mac Multifamily Structured Pass Through Certificates, Series KF153, Class AS (SOFR + 0.680%)
150,678	4.272	02/25/33(a)	151,219
Houston Galleria Mall Trust, Series 2025-HGLR, Class A
225,000	5.644	02/05/45(a)(c)	229,912
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A
290,000	5.649	01/13/40(a)(c)	294,806
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class B
100,000	5.950	01/13/40(a)(c)	101,911
IRV Trust, Series 2025-200P, Class A
350,000	5.471	03/14/47(a)(c)	352,021

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Commercial Mortgage-Backed Securities – (continued)

J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class A
$150,000	5.990%	10/05/39(a)(c)	$150,923
KIND Commercial Mortgage Trust, Series 2024-1, Class A (TSFR1M + 1.890%)
350,000	5.515	08/15/41(a)(c)	350,219
LBTY Commercial Mortgage Trust, Series 2026-225L, Class A
425,000	4.746	02/10/43(a)(c)	417,552
LBTY Commercial Mortgage Trust, Series 2026-225L, Class B
300,000	5.047	02/10/43(a)(c)	295,045
LEX Mortgage Trust, Series 2024-BBG, Class A
300,000	5.036	10/13/33(a)(c)	298,976
MSWF Commercial Mortgage Trust, Series 2023-2, Class A2
258,262	6.890	12/15/56	265,699
NYC Commercial Mortgage Trust, Series 2025-11X, Class A (TSFR1M + 1.743%)
400,000	5.368	10/15/40(a)(c)	401,577
ROCK Trust, Series 2024-CNTR, Class A
400,000	5.388	11/13/41(c)	403,976
ROCK Trust, Series 2024-CNTR, Class B
100,000	5.930	11/13/41(c)	101,537

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,337,125)			12,287,793

Collateralized Mortgage Obligations – 3.6%

Alternative Loan Trust, Series 2005-38, Class A1 (Federal Reserve US 12 mo. Cumulative Avg 1 yr. CMT + 1.500%)
26,489	5.244	09/25/35(a)	23,948
Angel Oak Mortgage Trust, Series 2021-8, Class A1
598,953	1.820	11/25/66(a)(c)	531,449
Angel Oak Mortgage Trust, Series 2025-11, Class A1
8,317	4.975	10/25/70(a)(c)	8,257
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1
0	5.613	02/25/65(c)	—
COLT Mortgage Loan Trust, Series 2024-INV1, Class A1
189,685	5.903	12/25/68(c)	189,931
COLT Mortgage Loan Trust, Series 2025-8, Class A1
580,139	5.480	08/25/70(c)	581,489
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2 (SOFR + 1.550%)
15,939	5.178	10/25/41(a)(c)	15,960
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2 (SOFR + 1.650%)
39,863	5.278	12/25/41(a)(c)	39,986
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M2 (SOFR + 3.000%)
36,000	6.628	04/25/42(a)(c)	36,430
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2 (SOFR + 1.800%)
100,000	5.428	01/25/44(a)(c)	100,696
Connecticut Avenue Securities Trust, Series 2026-R01, Class 2A1 (SOFR + 0.850%)
568,892	4.478	01/25/46(a)(c)	568,487
CSMC, Series 2021-NQM7, Class A1
659,620	1.756	10/25/66(a)(c)	578,909
Csmc Trust, Series 2021-NQM6, Class A1
260,661	1.174	07/25/66(a)(c)	224,694

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations – (continued)

Csmc Trust, Series 2022-NQM1, Class A1
$393,342	3.265%	11/25/66(a)(c)	$357,236
EFMT, Series 2026-NQM4, Class A1A
482,210	5.466	04/25/71(c)	482,365
FHLMC, Series 2021-DNA5, Class M2 (SOFR + 1.650%)
4,298	5.278	01/25/34(a)(c)	4,311
Freddie Mac Stacr Remic Trust, Series 2025-DNA3, Class A1 (SOFR + 0.950%)
430,625	4.578	09/25/45(a)(c)	431,029
Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M1 (SOFR + 1.200%)
171,866	4.828	05/25/44(a)(c)	172,058
Freddie Mac STACR REMIC Trust, Series 2025-DNA2, Class A1 (SOFR + 1.100%)
187,250	4.728	05/25/45(a)(c)	187,838
J.P. Morgan Mortgage Trust, Series 2024-1, Class A4
48,292	6.000	06/25/54(a)(c)	48,312
JP Morgan Mortgage Trust, Series 2021-6, Class A3
75,475	2.500	10/25/51(a)(c)	62,415
JP Morgan Mortgage Trust Series, Series 2024-VIS2, Class A1
558,052	5.853	11/25/64(c)	560,390
JP Morgan Mortgage Trust Series, Series 2025-NQM4, Class A1A
505,091	4.954	03/25/66(c)	500,275
MFA Trust, Series 2026-NQM1, Class A1
316,212	5.051	02/25/71(a)(c)(d)	313,003
OBX Trust, Series 2025-NQM11, Class A1A
376,217	5.418	05/25/65(c)	376,912
OBX Trust, Series 2025-NQM21, Class A1A
478,514	4.989	10/25/65(c)	475,178
PRKCM Trust, Series 2021-AFC2, Class A1
421,672	2.071	11/25/56(a)(c)	373,234
Verus Securitization Trust, Series 2021-7, Class A1
486,371	2.829	10/25/66(c)	441,863
Verus Securitization Trust, Series 2022-1, Class A3
185,534	3.288	01/25/67(a)(c)	171,651
Verus Securitization Trust, Series 2023-INV3, Class A2
196,995	7.330	11/25/68(a)(c)	197,723
Verus Securitization Trust, Series 2025-1, Class A1A
482,060	5.620	01/25/70(c)	483,869
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
4,670	3.500	07/25/49(a)(c)	4,176

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,578,263)			8,544,074

Foreign Bonds – 3.0%

Agriculture – 0.3%
BAT Capital Corp. (United Kingdom)
100,000	2.259	03/25/28(d)	96,227
400,000	6.000	02/20/34(d)	421,913
225,000	5.625	08/15/35(d)	231,986

			750,126

Banks – 1.0%
Banco Santander SA (Spain)
400,000	6.921	08/08/33	434,706

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Bonds – (continued)

Banks – (continued)
Barclays PLC (United Kingdom) (SOFR + 1.590%)
$340,000	5.785%	02/25/36(a)(d)	$346,333
BNP Paribas SA (France) (SOFR + 1.620%)
290,000	5.786	01/13/33(a)(c)(d)	299,108
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.105%)
285,000	5.245	01/13/31(a)(d)	289,184
Credit Suisse AG (Switzerland)
250,000	1.250	08/07/26	249,247
NatWest Group PLC (United Kingdom) (US 1 Year CMT T-Note + 1.050%)
200,000	5.115	05/23/31(a)(d)	201,171
Toronto-Dominion Bank (The) (Canada)
175,000	4.456	06/08/32	172,000
UBS Group AG (Switzerland) (SOFR + 1.760%)
255,000	5.580	05/09/36(a)(c)(d)	259,590
Westpac Banking Corp. (Australia) (US 5 Year CMT T-Note + 2.000%)
25,000	4.110	07/24/34(a)(d)	24,358
Westpac Banking Corp., GMTN (Australia) (USISOA05 + 2.236%)
25,000	4.322	11/23/31(a)(d)	24,957

			2,300,654

Beverages – 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
135,000	4.700	02/01/36(d)	131,390
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
25,000	8.200	01/15/39	31,391
40,000	5.450	01/23/39(d)	40,714
Bacardi-Martini BV (Bermuda)
450,000	5.550	02/01/30(c)(d)	458,428
JDE Peet’s NV (Netherlands)
150,000	1.375	01/15/27(c)(d)	147,194

			809,117

Biotechnology – 0.0%
CSL Finance PLC (Australia)
25,000	3.850	04/27/27(c)(d)	24,867

Building Materials – 0.1%
Cemex SAB de CV (Mexico)
130,000	5.750	06/05/36(d)	129,448

Commercial Services – 0.2%
Ashtead Capital, Inc. (United Kingdom)
209,000	5.800	04/15/34(c)(d)	212,749
DP World Crescent Ltd., EMTN (United Arab Emirates)
200,000	3.875	07/18/29	191,243

			403,992

Diversified Financial Services – 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
250,000	2.450	10/29/26(d)	248,488

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Bonds – (continued)

Diversified Financial Services – (continued)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) – (continued)
$225,000	3.000%	10/29/28(d)	$216,683
320,000	5.375	12/15/31(d)	325,398
Avolon Holdings Funding Ltd. (Ireland)
90,000	6.375	05/04/28(c)(d)	92,348
60,000	5.150	01/15/30(c)(d)	60,202

			943,119

Mining – 0.1%
Glencore Funding LLC (Australia)
150,000	2.625	09/23/31(c)(d)	134,060

Oil & Gas – 0.1%
Saudi Arabian Oil Co. (Saudi Arabia)
220,000	3.500	04/16/29	212,169

Pipelines – 0.1%
Enbridge, Inc. (Canada)
125,000	2.500	08/01/33(d)	106,535
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
169,782	2.940	09/30/40	141,069

			247,604

Semiconductors – 0.1%
NXP BV / NXP Funding LLC / NXP USA, Inc. (Netherlands)
25,000	3.400	05/01/30(d)	23,812
125,000	2.500	05/11/31(d)	111,992
125,000	2.650	02/15/32(d)	110,799

			246,603

Software – 0.0%
Constellation Software, Inc. (Canada)
97,000	5.461	02/16/34(c)(d)	95,005

Telecommunications – 0.3%
British Telecommunications Ltd. (United Kingdom)
230,000	9.625	12/15/30	271,863
Rogers Communications, Inc. (Canada)
505,000	3.200	03/15/27(d)	500,306

			772,169

Transportation – 0.0%
Canadian Pacific Railway Co. (Canada)
25,000	2.050	03/05/30(d)	22,837

TOTAL FOREIGN BONDS (Cost $7,127,369)			7,091,770

Foreign Government Securities – 1.3%

Sovereign – 1.3%
Chile Government International Bond
200,000	5.650	01/13/37(d)	208,048
Eagle Funding Luxco Sarl
570,000	5.500	08/17/30(c)(d)	570,863
Indonesia Government International Bond
200,000	4.850	01/11/33(d)	196,250
190,000	4.100	03/04/34(d)	213,838
Mexico Government International Bond
400,000	3.250	04/16/30(d)	374,080
110,000	1.450	10/25/33(d)	102,467
470,000	4.280	08/14/41(d)	369,838

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Government Securities – (continued)

Sovereign – (continued)
Panama Government International Bond
$200,000	6.875%	01/31/36(d)	$218,276
Peruvian Government International Bond
70,000	5.500	03/30/36(d)	70,780
50,000	3.230	07/28/21(d)	27,750
Republic of Poland Government International Bond, Series 10Y
120,000	5.125	09/18/34(d)	120,761
Romanian Government International Bond
40,000	3.000	02/27/27(c)	39,450
10,000	2.124	07/16/31(c)	10,168
270,000	6.125	10/07/37	313,713
30,000	2.625	12/02/40(c)	23,123
10,000	4.625	04/03/49(c)	9,094
Romanian Government International Bond, EMTN
50,000	2.875	03/11/29	55,769
Serbia International Bond
280,000	5.500	05/06/36(c)	274,618

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $3,320,463)			3,198,886

U.S. Government Agency Securities – 0.9%

Federal Farm Credit Banks Funding Corp.
460,000	2.900	04/12/32	425,871
230,000	3.300	05/19/32	217,111
130,000	3.500	09/01/32	123,729
600,000	2.850	03/28/34	534,365
340,000	3.080	03/30/37	294,583
Federal Home Loan Banks
250,000	3.375	09/10/32	236,465
430,000	4.750	12/10/32	438,090

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,450,101)			2,270,214

Municipal Bonds – 0.4%

California – 0.2%
California Public Finance Authority, Series B
225,000	5.403	11/15/36	225,218
State of California
105,000	7.625	03/01/40	124,008

			349,226

Florida – 0.0%
State Board of Administration Finance Corp., Series A
70,000	2.154	07/01/30	64,137

Illinois – 0.0%
Illinois State Taxable Pension Funding GO Bonds Series 2003
19,935	5.100	06/01/33	20,139
State of Illinois GO Bonds
71,429	7.350	07/01/35	76,346

			96,485

Louisiana – 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Series A3 - ELL
140,000	4.275	02/01/36(d)	135,854

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Maryland – 0.1%
Maryland Economic Development Corp.
$160,000	4.968%		11/30/32	$162,052
65,000	5.018		11/30/33	65,864

				227,916

Ohio – 0.0%
American Municipal Power, Inc., Series E
95,000	6.270		02/15/50	97,582

TOTAL MUNICIPAL BONDS (Cost $956,268)				971,200

U.S. Treasury Obligations – 27.3%

U.S. Treasury Bonds
2,370,000	4.750	(g)	02/15/41	2,370,370
1,640,000	3.125	(g)	11/15/41	1,339,419
1,550,000	2.750	(g)	08/15/42	1,183,812
2,310,000	2.750	(g)	11/15/42	1,755,600
450,000	4.000	(g)	11/15/42	406,055
560,000	3.875	(g)	05/15/43	494,988
100,000	4.375	(g)	08/15/43	94,047
2,200,000	4.625	(g)	05/15/44	2,125,406
520,000	5.000	(g)	05/15/46	524,062
480,000	3.125	(g)	05/15/48	360,600
480,000	3.000	(g)	08/15/48	351,675
510,000	2.375	(g)	11/15/49	324,886
610,000	2.000	(g)	02/15/50	355,516
480,000	2.375	(g)	05/15/51	300,150
170,000	2.000	(g)	08/15/51	96,820
1,288,400	4.000	(g)	11/15/52	1,102,186
1,130,000	4.750	(g)	11/15/53	1,093,275
550,000	4.750	(g)	05/15/55	533,586
U.S. Treasury Inflation Indexed Bonds
1,000,000	1.500	(g)	02/15/53	851,574
U.S. Treasury Notes
1,720,000	0.625	(g)	07/31/26	1,715,566
640,000	0.750	(g)	08/31/26	636,800
4,330,000	0.500	(g)	06/30/27	4,178,788
970,000	2.875	(g)	05/15/28	947,569
2,830,000	1.250	(g)	05/31/28	2,679,767
3,050,000	1.250	(g)	06/30/28	2,881,297
250,000	3.125	(g)	11/15/28	244,160
7,390,000	4.625	(g)	04/30/29	7,478,911
6,070,000	1.500	(g)	02/15/30	5,529,391
364,900	3.625	(g)	03/31/30	357,830
760,000	3.750	(g)	05/31/30	748,006
1,120,000	3.750	(g)	06/30/30	1,101,887
2,540,000	4.125	(g)	03/31/31	2,530,673
2,500,000	4.125	(g)	06/30/31	2,491,211
830,000	2.750	(g)	08/15/32	762,238
2,530,000	4.250	(g)	06/30/33	2,520,513
U.S. Treasury Strip Coupon
430,000	–	(g)	08/15/30(f)	361,321
430,000	–	(g)	11/15/30(f)	357,367
720,000	–	(g)	08/15/31(f)	579,076
430,000	–	(g)	08/15/33(f)	315,276
550,000	–	(g)	08/15/35(f)	365,742

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)

United States Treasury Floating Rate Note
$620,000	4.375	%(g)	08/15/26	$620,339
9,310,000	3.739	(g)	04/30/27	9,284,907
640,000	3.789	(g)	05/31/27	631,525

TOTAL U.S. TREASURY OBLIGATIONS (Cost $67,496,866)				64,984,187

Shares	Description

Exchange-Traded Funds – 0.1%

6,481	Goldman Sachs Corporate Bond ETF(h)
(Cost $328,342)				327,915

Shares	Dividend Rate			Value

Investment Company – 3.2%(h)

Goldman Sachs Central Government Fund - Institutional Shares
7,666,521	3.703%			7,666,521
(Cost $7,666,521)

TOTAL INVESTMENTS – 115.6% (Cost $279,835,697)				$275,289,265

LIABILITIES IN EXCESS OF OTHER ASSETS – (15.6)%				(37,237,177)

NET ASSETS – 100.0%				$238,052,088

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.

(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $41,520,941 which represents approximately 17.4% of the Fund’s net assets as of June 30, 2026.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Securities with “Call” features. Maturity dates disclosed are the final maturity date.

(e)	When-issued security.

(f)	Zero coupon bond until next reset date.

(g)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(h)	Represents an affiliated issuer.

Investment Abbreviations:
BBSW	—Bank Bill Swap Rate
BKBM	—Bank Bill Benchmark Rate
BOJDTR	—Bank of Japan Target Rate
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Index
CORRA	—Canadian Overnight Repo Rate Average
EMTN	—Euro Medium-Term Note
ESTRON	—Euro Short-Term Rate
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Insured by Government National Mortgage
Association
GO	—Government Obligations
LLP	—Limited Liability Company
LP	—Limited Partnership
Mo.	—Month
MTN	—Medium Term Note
NIBOR	—Norwegian Interbank Offered Rate
PLC	—Public Limited Company
REMICS	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
SOFRINDX	—Secured Overnight Financing Rate Index
SONIO	—Sterling Overnight Index Average
STIBOR	—Stockholm Interbank Offered Rate
TSFR	—Term Secured Overnight Financing Rate
USISOA	—USD SOFR ICE Swap Rate

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
	USD	222,293	CHF	175,836	7/2/2026	$4,674
	USD	225,207	GBP	167,076	7/15/2026	3,591
	USD	249,756	NOK	2,362,322	7/20/2026	11,163
	USD	473,192	JPY	76,189,229	8/5/2026	3,278
	USD	1,764,302	EUR	1,518,315	8/19/2026	25,899
	USD	274,155	SEK	2,530,311	8/26/2026	12,380
	CHF	182,442	USD	227,577	9/29/2026	489

TOTAL						$61,474

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.
	CHF	182,442	USD	230,644	7/2/2026	(4,849)
	NZD	306,834	USD	179,547	7/8/2026	(5,243)
	GBP	282,344	USD	380,581	7/15/2026	(6,069)
	JPY	71,530,442	USD	449,107	8/5/2026	(7,927)
	USD	1,829,737	EUR	1,600,000	8/19/2026	(2,191)
	SEK	2,506,168	USD	271,539	8/26/2026	(12,262)
	USD	219,337	CHF	175,836	9/29/2026	(471)

TOTAL						$(39,012)

FORWARD SALES CONTRACTS — At June 30, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date (a)	Settlement Date	Principal Amount	Value

Federal National Mortgage Association	4.000%	TBA-30yr	07/15/56	$(1,000,000)	$(934,258)
Federal National Mortgage Association	4.500	TBA-30yr	07/15/56	(2,000,000)	(1,916,797)
Federal National Mortgage Association	5.000	TBA-30yr	07/15/56	(5,000,000)	(4,912,695)
Government National Mortgage Association	3.000	TBA-30yr	07/15/56	(1,000,000)	(887,808)

Total (Proceed Receivable $8,640,430)					$(8,651,558)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO-BOBL Future	36	09/08/26	$4,743,940	$18,172
EURO-BUXL Future	5	09/08/26	632,886	7,971
EURO-SCHATZ Future	31	09/08/26	3,752,992	9,211
ICE 3 Month SONIA Index Future	14	09/14/27	4,454,554	13,639
ICE 3 Month SONIA Index Future	23	03/16/27	7,323,153	(30,589)
Long Gilt Future	28	09/28/26	3,313,686	15,267
U.S. Treasury 10 Year Note	35	09/21/26	3,842,344	7,152
U.S. Treasury 2 Year Note	31	09/30/26	6,388,906	(5,909)
U.S. Treasury 5 Year Note	166	09/30/26	17,758,109	10,314
U.S. Treasury Long Bond	70	09/21/26	7,916,563	106,277
U.S. Treasury Ultra Bond	128	09/21/26	14,800,000	281,941

Total				$433,446

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
Short position contracts:
3 Month SOFR Index Future	(51)	03/17/27	$(12,234,900)	$(6,270)
Euro Bund Future	(10)	09/08/26	(1,453,159)	(9,492)
U.S. Treasury 10 Year Ultra Note	(59)	09/21/26	(6,625,516)	(31,499)

Total				$(47,261)

Total Futures Contracts				$386,185

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2026(a)	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

ICE CDX Investment Grade Index(b)	1.000%	(2.0227)%	12/20/2029	2,000	$40,454	$32,251	$8,203
ICE CDX Investment Grade Index(b)	1.000%	(2.0835)	06/20/2030	1,800	37,502	27,503	10,000
ICE CDX Investment Grade Index(b)	1.000%	(2.1658)	12/20/2030	18,742	405,915	365,371	40,544
Chile Government International Bond(b)	1.000%	(2.6340)	06/20/2031	100	2,634	1,949	685
Indonesia Government International Bond(b)	1.000%	(0.4619)	06/20/2031	200	924	(437)	1,361
Philippine Government International Bond(b)	1.000%	(1.6565)	06/20/2031	200	3,313	642	2,671

TOTAL					$490,742	$427,279	$63,464

(a)

Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

(b)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12 Month BOJDTR(b)	1.250%	12/15/2027	JPY	1,584,890	$15,962	$–	$15,962
1 Day SOFR(b)	3.416	4/22/2028	USD	3,120	18,579	–	18,579
1 Day ESTRON(b)	2.500	6/14/2028	EUR	420	(609)	–	(609)
1 Day SOFR(b)	3.927	6/30/2028	USD	2,900	4,674	(744)	5,418
4.021%(b)	1 Day SOFR	6/30/2028	USD	400	(26)	–	(26)
1 Day ESTRON(b)	2.500	9/10/2028	EUR	35,074	78,328	(45,519)	123,848
2.000 (b)	1 Day ESTRON	9/10/2028	EUR	35,074	(158,004)	–	(158,004)
3 Month BBSW(c)	4.750	9/16/2028	AUD	5,300	(23,615)	(22,700)	(915)
3 Month BBSW(c)	5.000	9/16/2028	AUD	1,900	(14,696)	(13,170)	(1,526)
CORRA(d)	2.500	9/16/2028	CAD	8,910	25,655	–	25,655
CORRA(d)	2.750	9/16/2028	CAD	20	(11)	(13)	2
1 Day ESTRON(b)	2.000	9/16/2028	EUR	250	2,378	–	2,378
1 Day ESTRON(b)	2.250	9/16/2028	EUR	1,660	17,184	–	17,184
1 Day ESTRON(b)	2.500	9/16/2028	EUR	1,020	4,952	–	4,952
3.500 (b)	1 Day SONIO	9/16/2028	GBP	8,350	(111,434)	–	(111,434)
1 Day SONIO(b)	3.750	9/16/2028	GBP	740	5,269	–	5,269
5.000 (b)	6 Month NIBOR	9/16/2028	NOK	28,670	7,972	4,108	3,864

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.500%(b)	3 Month STIBOR	9/16/2028	SEK	56,120	$20,232	$13,481	$6,751
1 Day SOFR(b)	3.000%	9/16/2028	USD	10,920	210,364	–	210,364
1 Day SOFR(b)	3.250	9/16/2028	USD	1,120	16,252	–	16,252
1 Day SONIO(b)	3.500	9/16/2029	GBP	30	587	–	586
12 Month BOJDTR(b)	1.250	9/16/2029	JPY	374,000	30,008	–	30,008
1 Day SOFR(b)	3.979	11/30/2030	USD	500	(1,270)	(109)	(1,160)
1 Day SOFR(b)	3.903	11/30/2030	USD	6,780	2,632	(2,383)	5,015
1 Day ESTRON(b)	2.500	4/16/2031	EUR	1,150	(2,223)	–	(2,223)
1 Day ESTRON(b)	3.000	5/21/2031	EUR	11,080	(52,716)	(10,395)	(42,321)
2.800 (b)	1 Day ESTRON	5/21/2031	EUR	11,080	62,571	14,853	47,718
2.500 (b)	1 Day ESTRON	9/16/2031	EUR	2,990	(38,411)	–	(38,411)
3.750 (b)	1 Day SONIO	9/16/2031	GBP	2,300	(45,875)	–	(45,875)
12 Month BOJDTR(b)	1.500	9/16/2031	JPY	2,985,000	434,122	–	434,121
4.000 (d)	3 Month NZD BKBM	9/16/2031	NZD	7,630	57,203	26,574	30,629
3.584 (b)	1 Day SOFR	4/22/2032	USD	4,570	(64,355)	–	(64,355)
12 Month BOJDTR(b)	2.000	1/11/2033	JPY	242,597	26,997	(4,533)	31,530
1 Day SOFR(b)	3.976	4/30/2033	USD	3,660	(7,971)	(785)	(7,186)
12 Month BOJDTR(b)	2.500	5/22/2033	JPY	221,000	(807)	(3,517)	2,710
2.800 (b)	1 Day ESTRON	8/15/2035	EUR	1,270	16,713	5,550	11,163
3.300 (b)	1 Day ESTRON	4/21/2036	EUR	1,720	15,968	669	15,299
3.000 (b)	1 Day ESTRON	6/19/2036	EUR	5,010	13,591	–	13,591
1 Day ESTRON(b)	3.200	6/19/2036	EUR	5,010	(19,382)	(1,816)	(17,566)
5.000 (d)	6 Month BBSW	9/16/2036	AUD	710	5,741	3,178	2,563
3.000 (d)	CORRA	9/16/2036	CAD	410	(3,916)	–	(3,916)
0.750 (b)	1 Day SOFR	9/16/2036	CHF	1,040	24,634	9,012	15,622
1 Day ESTRON(b)	2.750	9/16/2036	EUR	3,180	56,037	–	56,037
1 Day SONIO(b)	4.000	9/16/2036	GBP	200	7,741	–	7,741
1.750 (b)	12 Month BOJDTR	9/16/2036	JPY	345,000	(154,204)	–	(154,204)
4.500 (b)	6 Month NIBOR	9/16/2036	NOK	2,000	3,773	2,206	1,567
3 Month STIBOR(b)	3.000	9/16/2036	SEK	7,150	(14,480)	(2,381)	(12,099)
1 Day SOFR(b)	3.750	9/16/2036	USD	1,520	35,162	–	35,162
1 Day SOFR(b)	3.894	4/22/2037	USD	2,550	32,136	(157)	32,293
1 Day SONIO(b)	4.750	1/31/2039	GBP	1,530	(48,827)	(29,026)	(19,801)
4.629 (b)	1 Day SOFR	4/14/2041	USD	4,690	9,957	1,774	8,183
2.160 (b)	12 Month BOJDTR	8/2/2044	JPY	429,612	(167,120)	–	(167,120)
1 Day ESTRON(b)	3.600	4/21/2046	EUR	1,220	(15,050)	(4,815)	(10,235)
4.500 (b)	12 Month BOJDTR	5/21/2046	JPY	278,000	8,692	13,833	(5,141)
2.500 (b)	12 Month BOJDTR	9/16/2046	JPY	72,000	(47,841)	–	(47,841)
1 Day ESTRON(b)	3.100	8/15/2054	EUR	570	(15,188)	(7,974)	(7,214)
1 Day SOFR(b)	4.048	4/13/2056	USD	4,360	(2,010)	(1,204)	(806)

TOTAL					$262,025	$(56,003)	$318,028

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2026.

(b) Payments made annually.

(c) Payments made quarterly.

(d) Payments made semi-annually.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At June 30, 2026, the Fund had the following purchased option contracts:

OVER-THE-COUNTER - INTEREST RATE SWAPTIONS — At June 30, 2026, the Fund had the following purchased and written option contracts:

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Puts
IRO C JPY 1.690 23Jun27	JPMorgan Chase	JPY1.69	06/24/2027		$2,055,970,000	$ 20,339	$ 23,235	$ (2,896)

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS TREND DRIVEN ALLOCATION FUND

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies (Institutional Shares) – 68.1%(a)
Goldman Sachs Central Government Fund
1,944	3.703%	$1,944
Goldman Sachs Financial Square Treasury Instruments Fund
21,526,046	3.524	21,526,046
Goldman Sachs Financial Square Treasury Obligations Fund
21,531,638	3.537	21,531,638
Goldman Sachs Financial Square Treasury Solutions Fund
21,053,164	3.521	21,053,164
Goldman Sachs VIT Government Money Market Fund
39,094,662	3.535	39,094,662

Total Investment Companies (Cost $103,207,454)		103,207,454

	Description

Exchange-Traded Funds – 25.0%
26,365	iShares Core S&P 500 ETF	19,744,485
26,600	Vanguard S&P 500 ETF	18,269,146

TOTAL EXCHANGE-TRADED FUNDS (Cost $15,625,521)		38,013,631

TOTAL INVESTMENTS – 93.1% (Cost $118,832,975)		$141,221,085

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.9%		10,388,645

NET ASSETS – 100.0%		$151,609,730

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	135	09/18/26	$9,804,198	$43,913
FTSE 100 Index	29	09/18/26	4,055,007	4,774
S&P 500 E-Mini Index	101	09/18/26	38,118,663	(278,038)
TOPIX Index	24	09/10/26	5,908,669	122,859
U.S. Treasury 10 Year Note	418	09/21/26	45,888,562	71,128

Total Futures Contracts				$(35,364)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE FIXED INCOME & TACTICAL ALLOCATION FUNDS

Statements of Assets and Liabilities June 30, 2026 (Unaudited)

	Core Fixed Income Fund	Trend Driven Allocation Fund

Assets:

Investments in unaffiliated issuers, at value (cost $271,840,834 and $15,625,521, respectively)	$267,294,829	$38,013,631
Investments in affiliated issuers, at value (cost $7,994,863 and $103,207,454, respectively)	7,994,436	103,207,454
Purchased Options, at value (premiums paid $23,235 and $–, respectively)	20,339	—
Cash	1,366,373	4,541,217
Foreign Currency, at value (cost $20,908 and $233,582, respectively)	20,286	232,280
Receivables:
Investments sold	17,865,566	430,705
Interest and Dividends	3,950,271	185,152
Collateral on certain derivative contracts(a)	2,221,189	4,874,130
Fund shares sold	328,751	9,470
Reimbursement from investment adviser	18,544	8,441
Unrealized gain on forward foreign currency exchange contracts	61,474	—
Unrealized gain on swap contracts	63,464	—
Upfront payments received on swap contracts	427,279	—
Variation margin on futures contracts	—	262,436
Variation margin on swap contracts	29,343	—
Other assets	8,971	2,563

Total assets	301,671,115	151,767,479

Liabilities:

Variation margin on futures contracts	159,528	—
Forward sale contracts, at value (proceeds received A$8,640,430 and B$–, respectively)	8,651,558	—
Unrealized loss on forward foreign currency exchange contracts	39,012	—
Payables:
Investments purchased	54,573,059	—
Accrued professional fees	79,849	57,760
Management fees	38,961	37,012
Custody, accounting and administrative services	23,705	19,298
Fund shares redeemed	18,952	9,555
Distribution and Service fees and Transfer Agency fees	14,424	16,781
Accrued printing and mailing costs	11,884	13,331
Accrued expenses	8,095	4,012

Total liabilities	63,619,027	157,749

Net Assets:

Paid-in capital	252,312,821	121,552,277
Total distributable earnings (loss)	(14,260,733)	30,057,453

NET ASSETS	$238,052,088	$151,609,730
Net Assets:
Institutional	$115,723,016	$449,888
Service	122,329,072	151,159,842

Total Net Assets	$238,052,088	$151,609,730
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	12,083,726	36,699
Service	12,795,208	12,442,202
Net asset value, offering and redemption price per share:
Institutional	$9.58	$12.26
Service	9.56	12.15

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps
Core Fixed Income Fund	$1,361,538	$859,651
Trend Driven Allocation Fund	4,874,130	—

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS VARIABLE INSURANCE FIXED INCOME & TACTICAL ALLOCATION FUNDS

Statements of Operations For the Six Months Ended June 30, 2026 (Unaudited)

	Core Fixed Income Fund	Trend Driven Allocation Fund

Investment income:

Interest	$4,717,328	$—

Dividends — affiliated issuers	110,918	1,834,568

Dividends — unaffiliated issuers	—	263,275

Total Investment Income	4,828,246	2,097,843

Expenses:

Management fees	444,474	598,013

Distribution and/or Service (12b-1) fees — Service Shares	144,394	188,706

Professional fees	72,463	50,403

Custody, accounting and administrative services	50,396	33,476

Transfer Agency fees(a)	22,223	15,139

Printing and mailing costs	17,018	16,737

Trustee fees	13,726	13,711

Registration fees	2,156	334

Other	13,580	7,568

Total expenses	780,430	924,087

Less — expense reductions	(168,094)	(298,822)

Net expenses	612,336	625,265

NET INVESTMENT INCOME	4,215,910	1,472,578

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	154,848	2,161,813

Futures contracts	(1,271,580)	3,316,108

Swap Contracts	55,461	—

Purchased Options	13,112	—

Forward foreign currency exchange contracts	21,171	—

Written Options	(15,873)	—

Foreign currency transactions	53,205	(37,818)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(2,375,187)	1,287,164

Investments — affiliated issuers	(427)	—

Foreign currency translations	(36,529)	7,015

Swap Contracts	(233,433)	—

Purchased Options	13,703	—

Forward foreign currency exchange contracts	27,806	—

Written options	(14,526)	—

Forward sales contracts	(2,068)	—

Futures contracts	643,564	(54,936)

Net realized and unrealized gain (loss)	(2,966,753)	6,679,346

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,249,157	$8,151,924

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Institutional	Service
Core Fixed Income Fund	$10,672	$11,551
Trend Driven Allocation Fund	43	15,096

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE FIXED INCOME & TACTICAL ALLOCATION FUNDS

Statements of Changes in Net Assets June 30, 2026 (Unaudited)

	Core Fixed Income Fund		Trend Driven Allocation Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025

From operations:

Net investment income	$4,215,910	$6,997,445	$1,472,578	$5,555,486	(a)

Net realized gain (loss)	(989,656)	615,003	5,440,103	24,088,665

Net change in unrealized gain (loss)	(1,977,097)	5,640,397	1,239,243	(8,890,040)

Net increase in net assets resulting from operations	1,249,157	13,252,845	8,151,924	20,754,111	(a)

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(2,556,802)	(3,139,974)	–	(63,706)

Service Shares	(2,624,316)	(3,843,070)	–	(23,945,769)

Total distributions to shareholders	(5,181,118)	(6,983,044)	–	(24,009,475)

From share transactions:

Proceeds from sales of shares	36,599,329	45,095,244	1,186,260	7,905,780

Reinvestment of distributions	5,181,117	6,983,044	202	24,009,475

Cost of shares redeemed	(11,404,056)	(14,251,503)	(13,971,082)	(135,141,555)

Net increase (decrease) in net assets resulting from share transactions	30,376,390	37,826,785	(12,784,620)	(103,226,300)

TOTAL INCREASE (DECREASE)	26,444,429	44,096,586	(4,632,696)	(106,481,664	)(a)

Net Assets:

Beginning of period	$211,607,659	$167,511,073	$156,242,426	$262,724,090	(a)

End of period	$238,052,088	$211,607,659	$151,609,730	$156,242,426	(a)

(a)	Revised. See Note 10.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Institutional Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.74		$9.42	$9.68	$9.41	$11.13	$11.53

Net investment income(a)	0.19		0.37	0.38	0.33	0.21	0.12

Net realized and unrealized gain (loss)	(0.12)		0.32	(0.26)	0.23	(1.77)	(0.36)

Total from investment operations	0.07		0.69	0.12	0.56	(1.56)	(0.24)

Distributions to shareholders from net investment income	(0.23)		(0.37)	(0.38)	(0.29)	(0.16)	(0.14)

Distributions to shareholders from net realized gains	–		–	–	–	–	(0.02)

Total distributions	(0.23)		(0.37)	(0.38)	(0.29)	(0.16)	(0.16)

Net asset value, end of period	$9.58		$9.74	$9.42	$9.68	$9.41	$11.13

Total Return(b)	0.69%		7.46%	1.24%	6.08%	(14.03)%	(2.06)%

Net assets, end of period (in 000’s)	$115,723		$98,087	$68,175	$47,421	$38,157	$31,179

Ratio of net expenses to average net assets	0.42	%(c)	0.41%	0.42%	0.43%	0.41%	0.41%

Ratio of total expenses to average net assets	0.57	%(c)	0.59%	0.62%	0.62%	0.70%	0.81%

Ratio of net investment income to average net assets	3.92	%(c)	3.89%	3.97%	3.45%	2.07%	1.09%

Portfolio turnover rate(d)	228%		574%	766%	841%	693%	513%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Service Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.73		$9.40	$9.67	$9.40	$11.13	$11.53

Net investment income(a)	0.18		0.35	0.35	0.30	0.18	0.09

Net realized and unrealized gain (loss)	(0.14)		0.33	(0.26)	0.24	(1.77)	(0.34)

Total from investment operations	0.04		0.68	0.09	0.54	(1.59)	(0.25)

Distributions to shareholders from net investment income	(0.21)		(0.35)	(0.36)	(0.27)	(0.14)	(0.13)

Distributions to shareholders from net realized gains	–		–	–	–	–	(0.02)

Total distributions	(0.21)		(0.35)	(0.36)	(0.27)	(0.14)	(0.15)

Net asset value, end of period	$9.56		$9.73	$9.40	$9.67	$9.40	$11.13

Total Return(b)	0.47%		7.32%	0.89%	5.83%	(14.28)%	(2.23)%

Net assets, end of period (in 000’s)	$122,329		$113,521	$99,336	$87,480	$72,540	$71,867

Ratio of net expenses to average net assets	0.67	%(c)	0.66%	0.67%	0.68%	0.66%	0.66%

Ratio of total expenses to average net assets	0.82	%(c)	0.84%	0.87%	0.87%	0.95%	1.06%

Ratio of net investment income to average net assets	3.67	%(c)	3.65%	3.72%	3.19%	1.82%	0.85%

Portfolio turnover rate(d)	228%		574%	766%	841%	693%	513%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS TREND DRIVEN ALLOCATION FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Trend Driven Allocation Fund

	Institutional Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of period	$11.60		$12.42	(b)	$11.45	(b)	$10.06		$12.92		$12.61

Net investment income (loss)(a)	0.13		0.34	(b)	0.41	(b)	0.27	(b)	0.09	(b)	(0.04)

Net realized and unrealized gain (loss)	0.53		0.94	(b)	0.99		1.34	(b)	(2.53	)(b)	2.10

Total from investment operations	0.66		1.28	(b)	1.40	(b)	1.61	(b)	(2.44)		2.06

Distributions to shareholders from net investment income	–		(0.55)		(0.43)		(0.22)		–		–

Distributions to shareholders from net realized gains	–		(1.55)		–		–		(0.42)		(1.75)

Total distributions	–		(2.10)		(0.43)		(0.22)		(0.42)		(1.75)

Net asset value, end of period	$12.26		$11.60	(b)	$12.42	(b)	$11.45	(b)	$10.06		$12.92

Total Return(c)	5.69%		10.34	%(b)	12.12	%(b)	16.05	%(b)	(19.00)%		16.46%

Net assets, end of period (in 000’s)	$450		$427	(b)	$378	(b)	$442		$506		$337

Ratio of net expenses to average net assets	0.58	%(d)	0.58	%(b)	0.57	%(b)	0.61	%(b)	0.62	%(b)	0.65%

Ratio of total expenses to average net assets	0.97	%(d)	0.93%		0.89%		0.89%		0.92%		0.87%

Ratio of net investment income (loss) to average net assets	2.20	%(d)	2.66	%(b)	3.32	%(b)	2.44	%(b)	0.67	%(b)	(0.32)%

Portfolio turnover rate(e)	6%		52%		7%		10%		344%		12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Revised. See Note 10.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TREND DRIVEN ALLOCATION FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Trend Driven Allocation Fund

	Service Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of period	$11.52		$12.32	(b)	$11.36	(b)	$9.99		$12.86		$12.59

Net investment income (loss)(a)	0.11		0.30	(b)	0.38	(b)	0.24	(b)	0.02		(0.08)

Net realized and unrealized gain (loss)	0.52		0.95	(b)	0.97		1.32		(2.47)		2.10

Total from investment operations	0.63		1.25	(b)	1.35	(b)	1.56	(b)	(2.45)		2.02

Distributions to shareholders from net investment income	–		(0.50)		(0.39)		(0.19)		–		–

Distributions to shareholders from net realized gains	–		(1.55)		–		–		(0.42)		(1.75)

Total distributions	–		(2.05)		(0.39)		(0.19)		(0.42)		(1.75)

Net asset value, end of period	$12.15		$11.52	(b)	$12.32	(b)	$11.36	(b)	$9.99		$12.86

Total Return(c)	5.47%		10.18	%(b)	11.84	%(b)	15.67	%(b)	(19.16)%		16.17%

Net assets, end of period (in 000’s)	$151,160		$155,816	(b)	$262,346	(b)	$277,870	(b)	$267,075	(b)	$357,316

Ratio of net expenses to average net assets	0.83	%(d)	0.83	%(b)	0.83	%(b)	0.86	%(b)	0.87	%(b)	0.92%

Ratio of total expenses to average net assets	1.22	%(d)	1.17%		1.14%		1.14%		1.17%		1.14%

Ratio of net investment income (loss) to average net assets	1.94	%(d)	2.43	%(b)	3.08	%(b)	2.19	%(b)	0.18	%(b)	(0.58)%

Portfolio turnover rate(e)	6%		52%		7%		10%		344%		12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Revised. See Note 10.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

Notes to Financial Statements June 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Core Fixed Income Fund	Institutional and Service	Diversified

Goldman Sachs Trend Driven Allocation Fund	Institutional and Service	Diversified

Shares of the Trust are offered to a separate account of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser (“Investment Adviser”) to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Funds and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/ deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

28

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Core Fixed Income Fund	Quarterly	Annually

Trend Driven Allocation Fund	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within each Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day

29

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include exchange traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, each Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

30

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Core Fixed Income Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

31

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2026:

Core Fixed Income Fund

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Asset- Backed Securities	$—	$29,938,843	$—
Collateralized Mortgage Obligations	—	8,544,074	—
Commercial Mortgage-Backed Securities	—	12,287,793	—
Corporate Bonds	—	59,974,774	—
Exchange-Traded Funds	327,915	—	—
Foreign Bond	—	7,091,770	—
Foreign Government Securities	—	3,198,886	—
Mortgage-Backed Securities	—	78,033,088	—
Municipal Bonds	—	971,200	—
U.S. Government Agency Securities	—	2,270,214	—

32

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. Treasury Obligations	$64,984,187	$—	$—
Investment Company	7,666,521	—	—

Total	$64,673,988	$210,615,277	$—

Liabilities
Fixed Income
Forward Sales Contracts	$—	$(8,651,558)	$—

Derivative Type

Assets
Credit Default Swap Contracts(a)	$—	$63,464	$—
Forward Foreign Currency Exchange Contracts(a)	—	61,474	—

Futures Contracts(a)	469,944	—	—

Interest Rate Swap Contracts(a)	—	1,238,016	—

Purchased Options Contracts	—	20,339	—

Total	$469,944	$1,383,293	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(39,012)	$—

Futures Contracts(a)	(83,759)	—	—

Interest Rate Swap Contracts(a)	—	(919,988)	—

Total	$(83,759)	$(959,000)	$—

Trend Driven Allocation Fund

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange-Traded Funds	$38,013,631	$—	$—
Investment Companies	103,207,454	—	—

Total	$141,221,085	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$242,674	$—	$—

Liabilities
Futures Contracts(a)	$(278,038)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

33

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Core Fixed Income Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Credit	Receivable for unrealized gain on swap contracts	$63,464	Payable for unrealized loss on swap contracts	$—
Currency	Receivables for unrealized gain on forward foreign currency exchange contracts	$61,474	Payable for unrealized loss on forward foreign currency exchange contracts	$(39,012)
Interest Rate	Purchased options at value, Variation margin on futures and swap contracts	$1,728,299	Variation margin on futures and swap contracts	$(1,003,747)

Total		$1,853,237		$(1,042,759)

  Trend Driven Allocation Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$171,546	Variation margin on futures contracts	$(278,038)
Interest Rate	Variation margin on futures contracts	$71,128	Variation margin on futures contracts	$—

Total		$242,674		$(278,038)

1

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of June 30, 2026 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Core Fixed Income Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	$11,988	$27,806

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	12,551	(34,161)

Interest Rate	Net realized gain (loss) from futures, purchased options, written options and swap contracts/Net change in unrealized gain (loss) on futures, purchased options, written options and swap contracts	(1,222,248)	443,469

Total		$(1,197,709)	$437,114

Trend Driven Allocation Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	5,044,358	(569,464)

Interest Rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(1,728,250)	514,528

Total		$3,316,108	$(54,936)

34

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended June 30, 2026, the relevant values for each derivative type were as follows:

	Average Number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Swap Contracts	Purchased Options	Written Options

Core Fixed Income Fund	512	37,146,418	5,756,698,879	515,705,000	346,667

Trend Driven Allocation Fund	728	–	–	–	–

(a)

Amounts disclosed represent average number of futures contracts, notional amounts for forward contracts, swaptions, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended June 30, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Core Fixed Income Fund	0.40%	0.36%	0.34%	0.33%	0.32%	0.40%	0.40%

Trend Driven Allocation Fund	0.79	0.71	0.68	0.66	0.65	0.79	0.59*

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management rate as defined in the Funds’ most recent prospectus. These waivers will remain in effect through at least April 30, 2027, and prior to such date the Investment Adviser may not terminate the arrangements without approval of the Trustees.

The Core Fixed Income Fund invests in Institutional Shares of the Goldman Sachs Central Government Fund, Goldman Sachs Financial Square Government Fund, and the Goldman Sachs Corporate Bond ETF, each of which are affiliated Underlying Funds. The Trend Driven Allocation Fund invests in Institutional Shares of the Goldman Sachs Central Government Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Solutions Fund, and the Goldman Sachs VIT Government Money Market Fund, each of which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns (if any) as an investment adviser to the affiliated Underlying Funds in which the Funds invest, in connection with such investments. For the six months ended June 30, 2026, GSAM waived $3,200 and $88,784 of the Core Fixed Income Fund’s and Trend Driven Allocation Fund’s management fee, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Service Shares of the Funds, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor, is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Service Shares.

C.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate of 0.02% of the average daily net assets of Institutional and Service Shares.

D.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification,

35

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for each Fund is 0.004%. These Other Expense limitations will remain in place through at least April 30, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Core Fixed Income Fund	$3,200	$164,894	$168,094

Trend Driven Allocation Fund	179,621	119,201	271,915

E. Line of Credit Facility — As of June 30, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2026, the Fund did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

F. Other Transactions with Affiliates —The Funds invest primarily in Institutional Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these Underlying Funds for the six months ended June 30, 2026:

Core Fixed Income Fund

Underlying Fund	Beginning value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Central Government Fund

	$–	$27,744,176	$(20,077,655)	$–	$–	$7,666,521	7,666,521	$38,439	$–

Goldman Sachs Corporate Bond ETF

	–	328,342	–	–	(427)	327,915	6,481	3,061	–

Goldman Sachs Financial Square Government Fund

	10,210,659	17,748,532	(27,959,191)	–	–	–	–	69,418	–

Total	$10,210,659	$45,821,050	$(48,036,846)	$–	$(427)	$7,994,436		$110,918	$–

Trend Driven Allocation Fund

Underlying Fund	Beginning value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Central Government Fund

	$–	$12,038,950	$(12,035,062)	$–	$–	$1,944	1,944	$4,690	$–

Goldman Sachs Financial Square Government Fund

	1,456,640	2,735,523	(4,192,163)	–	–	–	–	24,255	–

Goldman Sachs Financial Square Treasury Instruments Fund

	22,314,879	–	(788,833)	–	–	21,526,046	21,526,046	376,206	–

36

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Trend Driven Allocation Fund

Underlying Fund	Beginning value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund

	$22,320,472	$–	$(788,834)	$–	$–	$21,531,638	21,531,638	$379,654	$–

Goldman Sachs Financial Square Treasury Solutions Fund

	21,841,997	–	(788,833)	–	–	21,053,164	21,053,164	368,071	–

Goldman Sachs VIT Government Money Market Fund

	38,412,970	681,692	–	–	–	39,094,662	39,094,662	681,692	–

Total	$106,346,958	$15,456,165	$(18,593,724)	$–	$–	$103,207,454		$1,834,568	$–

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal period ended June 30, 2026, were as follows:

Fund	Purchase of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Core Fixed Income Fund	$579,223,153	$52,682,500	$579,728,166	$22,736,211

Trend Driven Allocation Fund	—	2,401,473	—	7,024,072

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2025, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Core Fixed Income Fund	Trend Driven Allocation Fund

Capital loss carryforwards:

Perpetual Short-Term	$ (3,942,965)	$ —

Perpetual Long-Term	(5,333,712)	—

Total capital loss carryforwards	(9,276,677)	—

Timing differences — (Late Year Ordinary Loss Deferral, Post October Loss Deferral and Straddle Loss Deferrals)	(668,069)	(13,261)

37

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

7. TAX INFORMATION (continued)

As of June 30, 2026, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Core Fixed Income Fund	Trend Driven Allocation Fund

Tax Cost	$ 279,455,495	$ 120,003,992

Gross unrealized gain	2,755,461	44,807,522

Gross unrealized loss	(6,921,691)	(23,590,429)

Net unrealized gain (loss)	$ (4,166,230)	$ 21,217,093

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, swap transactions, and differences in the tax treatment of market discount accretion and premium amortization.

GSAM has reviewed the Funds tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

38

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

8. OTHER RISKS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Tax Diversification Risk —The Fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code (the “Diversification Requirements”). In order for the Fund to qualify for “look through” treatment under the Diversification Requirements, Fund shares must be sold only to persons permitted to hold shares, directly or indirectly (each, a “Permitted Investor”), under Section 817 of the Code and Treasury Regulation 1.817-5(f), as supplemented by published rulings and procedures issued thereunder by the Internal Revenue Service (“IRS”). To the extent an investor in Fund shares no longer qualifies as a Permitted Investor, and such investor fails to restore its status as a Permitted Investor or obtain a waiver or closing agreement with respect to such failure from the IRS, the Fund may no longer qualify for “look through” treatment. Therefore, in testing compliance with the Diversification Requirements, an investor in the Fund, such as, for example, an insurance company separate account, no longer would be able to look through the Fund to its underlying investments. Instead, the Fund would be considered a single investment for purposes of the Diversification Requirements. A failure to satisfy the Diversification Requirements (whether resulting from investors in Fund shares or otherwise) could have significant adverse tax consequences for variable contract owners whose contract values are determined by investment in the Fund. See “Taxation” in the Statement of Additional Information for more information.

U.S. Government Securities Risk — The U.S. government may not provide support to U.S. government agencies, instrumentalities or sponsored enterprises if it not obligated to do so by law. U.S. government securities issued by those agencies, instrumentalities or sponsored enterprises, including those issued by the Federal National Mortgage Association, Federal Home Loan mortgage corporation and the Federal Home Loan Banks, are neither issued not guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

Subsequent to the issuance of the financial statements for the year ended December 31, 2025, management identified an immaterial error related to the calculation of the management fee waiver, which impacted several reporting periods. The calculation did not include the full impact of waiving indirect management fees for certain underlying investee funds.

39

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

10. OTHER MATTERS (continued)

After assessing the error, management concluded that the error was not material to any previously issued financial statements. To correct the error, the Fund has revised the previously issued Statement of Changes in Net Assets for the fiscal year ended December 31, 2025, and the Financial Highlights for the fiscal years ended December 31, 2022; 2023; 2024 and 2025. Within the Statement of Changes in Net Assets for the fiscal year ended December 31, 2025, end of period net assets, beginning of period net assets, and net investment income were revised from $155,443,823, $262,157,874, and $5,323,099, respectively, to $156,242,426, $262,724,090, and $5,555,486, respectively.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Core Fixed Income Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	2,515,476	$24,351,593	2,912,539	$28,010,605

Reinvestment of distributions	266,727	2,556,801	326,413	3,139,974

Shares redeemed	(765,296)	(7,391,874)	(411,053)	(3,941,221)

	2,016,907	19,516,520	2,827,899	27,209,358

Service Shares

Shares sold	1,265,966	12,247,736	1,782,362	17,084,639

Reinvestment of distributions	274,201	2,624,316	400,257	3,843,070

Shares redeemed	(414,171)	(4,012,182)	(1,076,680)	(10,310,282)

	1,125,996	10,859,870	1,105,939	10,617,427

NET INCREASE IN SHARES	3,142,903	$30,376,390	3,933,838	$37,826,785

	Trend Driven Allocation Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	167	$1,934	4,614	$60,460

Reinvestment of distributions	—	—	5,535	63,706

Shares redeemed	(231)	(2,804)	(3,801)	(48,820)

	(64)	(870)	6,348	75,346

Service Shares

Shares sold	100,903	1,184,326	635,155	7,845,320

Reinvestment of distributions	18	202	2,096,828	23,945,769

Shares redeemed	(1,189,636)	(13,968,278)	(10,486,887)	(135,092,735)

	(1,088,715)	(12,783,750)	(7,754,904)	(103,301,646)

40

GOLDMAN SACHS VARIABLE INSURANCE TRUST FIXED INCOME & TACTICAL ALLOCATION FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Trend Driven Allocation Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

NET DECREASE IN SHARES	(1,088,779)	$(12,784,620)	(7,748,556)	$(103,226,300)

41

GOLDMAN SACHS VIT FIXED INCOME & TACTICAL ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Core Fixed Income Fund and Goldman Sachs Trend Driven Allocation Fund (the “Funds”) are investment portfolios of Goldman Sachs Variable Insurance Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2027 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-17, 2026 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; in the case of the Core Fixed Income Fund a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services, as applicable;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and broker oversight, (in the case of the Trend Driven Allocation Fund) an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

42

GOLDMAN SACHS VIT FIXED INCOME & TACTICAL ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(m)	the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present..

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2025, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2026. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Core Fixed Income Fund’s performance to that of a composite of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. For the Trend Driven Allocation Fund, they noted the efforts of the Fund’s portfolio management team to continue to enhance the investment models used in managing the Fund.

43

GOLDMAN SACHS VIT FIXED INCOME & TACTICAL ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The Trustees observed that the Core Fixed Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the ten-year period and in the third quartile for the one-, three-, and five-year periods, and had outperformed the Fund’s benchmark index for the ten-year period and underperformed for the one-, three-, and five-year periods ended March 31, 2026. They also noted that the Core Fixed Income Fund had experienced certain portfolio management changes in 2021, 2022, and 2024. The Trustees observed that the Trend Driven Allocation Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-year period and in the third quartile for the one-, five-, and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2026. They also noted that in December 2021 the Fund had been repositioned from the Global Trends Allocation Fund, which involved changes to the Fund’s investment strategy and name. The Trustees further observed that the Trend Driven Allocation Fund had experienced certain portfolio management changes in 2022.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2025 and 2024, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Core Fixed Income Fund	Trend Driven Allocation Fund

First $ 1 billion	0.40%	0.79%
Next $1 billion	0.36	0.71
Next $3 billion	0.34	0.68
Next $3 billion	0.33	0.66

44

GOLDMAN SACHS VIT FIXED INCOME & TACTICAL ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Average Daily Net Assets	Core Fixed Income Fund	Trend Driven Allocation Fund

Over $8 billion	0.32%	0.65%

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee (with respect to the Trend Driven Allocation Fund) and to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels..

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (h) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (i) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (j) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits..

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2027.

45

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent L GOLDMAN .P. SACHS ASSET MANAGEMENT, Investment Adviser 200 West Street, New York New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. VITFISAR-26

Goldman Sachs Variable Insurance Trust Goldman Sachs International Equity Insights Fund Goldman Sachs Large Cap Value Fund Goldman Sachs Mid Cap Growth Fund Goldman Sachs Mid Cap Value Fund Goldman Sachs Small Cap Equity Insights Fund Goldman Sachs Strategic Growth Fund Goldman Sachs U.S. Equity Insights Fund Semi-Annual Financial Statements June 30, 2026

Goldman Sachs Variable Insurance Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 97.0%

Australia – 6.9%
17,159	AMP Ltd. (Financial Services)	$19,067
2,321	ANZ Group Holdings Ltd. (Banks)	56,643
2,790	Aristocrat Leisure Ltd. (Consumer Services)	118,233
158,553	Aurizon Holdings Ltd. (Transportation)	458,615
39,801	BHP Group Ltd. (Materials)	1,658,626
1,801	Brambles Ltd. (Commercial & Professional Services)	24,317
8,437	Codan Ltd. (Technology Hardware & Equipment)	259,075
5,748	Commonwealth Bank of Australia (Banks)	655,067
9,532	Dicker Data Ltd. (Technology Hardware & Equipment)	83,177
20,914	Evolution Mining Ltd. (Materials)	172,933
37,967	Fortescue Ltd. (Materials)	505,352
3,377	Glencore PLC (Materials)*	23,026
1,999	Macquarie Group Ltd. (Financial Services)	347,514
13,595	MyState Ltd. (Banks)	43,109
18,802	National Australia Bank Ltd. (Banks)	493,718
3,381	Orica Ltd. (Materials)	55,447
12,083	Origin Energy Ltd. (Utilities)	91,844
27,239	Perenti Ltd. (Materials)	42,750
5,615	Perpetual Ltd. (Financial Services)	60,366
31,345	PLS Group Ltd. (Materials)*	109,840
22,343	Regis Resources Ltd. (Materials)	94,691
13,152	Rio Tinto PLC ADR (Materials)	1,248,519
4,118	Sandfire Resources Ltd. (Materials)*	55,330
46,256	South32 Ltd. (Materials)	125,604
85,988	Telstra Group Ltd. (Telecommunication Services)	301,549
24,103	Wesfarmers Ltd. (Consumer Discretionary Distribution & Retail)	1,508,445
27,697	Westpac Banking Corp. (Banks)	674,856
6,467	Woodside Energy Group Ltd. (Energy)	125,066

		9,412,779

Austria – 0.6%
813	AT&S Austria Technologie & Systemtechnik AG (Technology Hardware & Equipment)*	196,484
1,851	BAWAG Group AG (Banks)(a)	371,096
383	OMV AG (Energy)	24,068
2,101	Strabag SE (Capital Goods)	213,891

		805,539

Belgium – 0.3%
4,483	KBC Ancora (Banks)	421,388

Shares	Description	Value

Common Stocks – (continued)

Belgium – (continued)
2,119	Umicore SA (Materials)	$49,160

		470,548

Bermuda – 0.1%
23,248	Conduit Holdings Ltd. (Insurance)	145,552

China – 0.3%
16,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	47,477
220,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	107,540
4,381	Prosus NV (Consumer Discretionary Distribution & Retail)*	190,370

		345,387

Denmark – 1.2%
18,279	Danske Bank A/S (Banks)	979,802
23,184	H Lundbeck A/S, Class A (Pharmaceuticals, Biotechnology & Life Sciences)	129,762
1,296	Jyske Bank A/S (Banks)	187,527
6,371	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	305,980
276	Pandora A/S (Consumer Durables & Apparel)	31,709
245	Ringkjoebing Landbobank A/S (Banks)	58,148

		1,692,928

Finland – 1.0%
51,529	Nordea Bank Abp (Banks)	977,862
43,284	Sampo OYJ, Class A (Insurance)	454,566

		1,432,428

France – 10.9%
5,766	Air Liquide SA (Materials)	1,141,824
30,559	AXA SA (Insurance)	1,531,295
12,041	BNP Paribas SA (Banks)	1,406,307
1,882	Capgemini SE (Software & Services)	188,939
8,930	Cie de Saint-Gobain SA (Capital Goods)	809,794
16,674	Danone SA (Food, Beverage & Tobacco)	1,362,905
7,194	EssilorLuxottica SA (Health Care Equipment & Services)	1,350,830
487	Hermes International SCA (Consumer Durables & Apparel)	890,575
7,322	Klepierre SA REIT (Equity Real Estate Investment Trusts (REITs))	306,012
5,880	Legrand SA (Capital Goods)	996,333
735	Nexans SA (Capital Goods)	122,336
5,202	Safran SA (Capital Goods)	2,050,011
234	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	48,521

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
3,892	Thales SA (Capital Goods)	$1,000,250
7,399	TotalEnergies SE (Energy)	572,132
6,662	Valeo SE (Automobiles & Components)	97,897
6,505	Vinci SA (Capital Goods)	950,043
1,149	Viridien (Energy)*	109,384

		14,935,388

Georgia – 0.1%
2,030	TBC Bank Group PLC (Banks)	119,268

Germany – 10.3%
1,959	AIXTRON SE (Semiconductors & Semiconductor Equipment)	118,371
1,899	Allianz SE (Insurance)	898,888
2,196	Aumovio SE (Automobiles & Components)*	90,653
9,112	BASF SE (Materials)	487,065
454	Bilfinger SE (Commercial & Professional Services)	41,733
36,649	Deutsche Bank AG (Financial Services)	1,241,192
563	Deutsche Boerse AG (Financial Services)	153,558
43,308	Deutsche Lufthansa AG (Transportation)	496,260
16,931	Deutsche Post AG (Transportation)	1,029,345
53,016	Deutsche Telekom AG (Telecommunication Services)	1,445,445
11,488	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	524,846
505	Friedrich Vorwerk Group SE (Energy)	38,936
4,672	FUCHS SE (Materials)	173,604
2,934	GEA Group AG (Capital Goods)	201,466
4,302	Henkel AG & Co. KGaA (Household & Personal Products)	340,453
183	HOCHTIEF AG (Capital Goods)	106,076
7,671	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	722,624
193	Knorr-Bremse AG (Capital Goods)	22,458
4,545	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	761,946
320	MTU Aero Engines AG (Capital Goods)	133,345
352	Muenchener Rueckversicherungs— Gesellschaft AG in Muenchen (Insurance)	196,578
9,082	RWE AG (Utilities)	587,334
7,405	SAP SE (Software & Services)	1,141,468

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
1,666	Scout24 SE (Media & Entertainment)(a)	$137,869
7,860	Siemens AG (Capital Goods)	2,527,049
2,072	Siemens Energy AG (Capital Goods)	395,010

		14,013,572

Hong Kong – 2.2%
114,800	AIA Group Ltd. (Insurance)	1,051,021
94,600	Bank of East Asia Ltd. (The) (Banks)	151,455
212,000	Dah Sing Banking Group Ltd. (Banks)	313,342
26,000	Dah Sing Financial Holdings Ltd. (Banks)	125,273
50,700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	361,191
15,000	Johnson Electric Holdings Ltd. (Automobiles & Components)	37,370
165,000	Swire Pacific Ltd., Class B (Capital Goods)	262,605
18,200	Swire Properties Ltd. (Real Estate Management & Development)	47,804
566,000	WH Group Ltd. (Food, Beverage & Tobacco)(a)	600,139

		2,950,200

Israel – 0.2%
1,569	Bank Leumi Le-Israel BM (Banks)	35,112
200	Elbit Systems Ltd. (Capital Goods)	152,075
354	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)*	91,657

		278,844

Italy – 2.8%
723	Azimut Holding SpA (Financial Services)	29,367
3,794	Banca Mediolanum SpA (Financial Services)	94,551
22,915	Banco BPM SpA (Banks)	396,255
42,745	Enel SpA (Utilities)	490,302
5,071	Esprinet SpA (Technology Hardware & Equipment)	39,086
15,282	FinecoBank Banca Fineco SpA (Banks)	384,251
10,400	Immobiliare Grande Distribuzione SIIQ SpA REIT (Equity Real Estate Investment Trusts (REITs))	50,087
5,360	Industrie De Nora SpA (Capital Goods)	40,824
4,738	Prysmian SpA (Capital Goods)	797,611
17,246	UniCredit SpA (Banks)	1,545,566

		3,867,900

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Ivory Coast – 0.0%
1,097	Endeavour Mining PLC (Materials)	$53,732

Japan – 24.2%
7,400	77 Bank Ltd. (The) (Banks)	152,211
4,500	Advantest Corp. (Semiconductors & Semiconductor Equipment)	925,778
6,000	AGC, Inc. (Capital Goods)	259,256
2,700	Aozora Bank Ltd. (Banks)	45,263
3,400	Asahi Intecc Co. Ltd. (Health Care Equipment & Services)	79,717
3,400	Asahi Kogyosha Co. Ltd. (Capital Goods)	94,641
24,100	Asia Pile Holdings Corp. (Materials)	217,567
64,300	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	860,120
1,300	Awa Bank Ltd. (The) (Banks)	58,393
1,500	Bank of Nagoya Ltd. (The) (Banks)	55,477
1,800	Brother Industries Ltd. (Technology Hardware & Equipment)	40,948
900	Chiba Bank Ltd. (The) (Banks)	13,787
6,900	Chofu Seisakusho Co. Ltd. (Consumer Durables & Apparel)	84,544
3,900	Chubu Shiryo Co. Ltd. (Food, Beverage & Tobacco)	44,390
300	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	13,858
29,800	Chugin Financial Group, Inc. (Banks)	569,295
5,600	Cleanup Corp. (Consumer Durables & Apparel)	31,492
13,600	Cosmo Energy Holdings Co. Ltd. (Energy)	317,711
4,300	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	78,898
4,800	Daido Steel Co. Ltd. (Materials)	82,419
3,000	Daiichi Jitsugyo Co. Ltd. (Capital Goods)	56,690
44,700	Daiichi Life Group, Inc. (Insurance)	488,068
1,000	Daikin Industries Ltd. (Capital Goods)	152,539
2,000	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	38,206
68,500	Daiwa Securities Group, Inc. (Financial Services)	679,365
20,300	Denso Corp. (Automobiles & Components)	233,734
300	Disco Corp. (Semiconductors & Semiconductor Equipment)	156,070
94,000	ENEOS Holdings, Inc. (Energy)	695,823

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
10,000	FANUC Corp. (Capital Goods)	$460,461
300	Fast Retailing Co. Ltd. (Consumer Discretionary Distribution & Retail)	153,703
3,900	First Bank of Toyama Ltd. (The) (Banks)	61,493
1,200	Food & Life Cos. Ltd. (Consumer Services)	36,195
4,500	Fuji Electric Co. Ltd. (Capital Goods)	381,171
6,700	Fujikura Ltd. (Capital Goods)	265,601
33,400	Fujitsu Ltd. (Software & Services)	663,658
9,200	Fukuoka Financial Group, Inc. (Banks)	390,285
2,700	Fuso Chemical Co. Ltd. (Materials)	75,926
2,100	GSI Creos Corp. (Consumer Discretionary Distribution & Retail)	30,499
8,600	Hachijuni Nagano Bank Ltd. (Banks)	127,562
24,480	Hirakawa Hewtech Corp. (Capital Goods)	582,036
6,900	Hitachi Construction Machinery Co. Ltd. (Capital Goods)	226,207
7,200	Hitachi Ltd. (Capital Goods)	199,268
8,700	Hokkaido Gas Co. Ltd. (Utilities)	40,599
5,500	Hokuto Corp. (Food, Beverage & Tobacco)	61,845
4,600	Hoya Corp. (Health Care Equipment & Services)	741,986
5,800	Inaba Denki Sangyo Co. Ltd. (Capital Goods)	97,637
3,600	Inui Global Logistics Co. Ltd. (Transportation)	31,911
21,900	Isuzu Motors Ltd. (Automobiles & Components)	291,625
3,200	IwaiCosmo Holdings, Inc. (Financial Services)	79,108
3,300	JANOME Corp. (Consumer Durables & Apparel)	26,269
10,400	Japan Elevator Service Holdings Co. Ltd. (Commercial & Professional Services)	111,703
34,900	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,287,792
8,100	JVCKenwood Corp. (Consumer Durables & Apparel)	56,616
2,100	Kioxia Holdings Corp. (Semiconductors & Semiconductor Equipment)*	1,220,583
3,200	Kita-Nippon Bank Ltd. (The) (Banks)	107,156
17,600	K’s Holdings Corp. (Consumer Discretionary Distribution & Retail)	206,530
2,200	Kubota Corp. (Capital Goods)	36,811

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
41,300	Kyocera Corp. (Technology Hardware & Equipment)	$915,953
2,900	Kyokuto Boeki Kaisha Ltd. (Capital Goods)	30,446
9,500	Kyushu Electric Power Co., Inc. (Utilities)	96,297
200	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	63,528
115,300	LY Corp. (Media & Entertainment)	306,878
6,400	Makita Corp. (Capital Goods)	230,152
12,100	Matsui Construction Co. Ltd. (Capital Goods)	101,545
14,900	Mitsubishi Chemical Group Corp. (Materials)	104,552
2,200	Mitsubishi Corp. (Capital Goods)	58,855
13,000	Mitsubishi Electric Corp. (Capital Goods)	476,769
3,200	Mitsubishi Research Institute, Inc. (Software & Services)	87,696
30,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	615,619
15,800	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	1,134,200
800	Nachi-Fujikoshi Corp. (Capital Goods)	29,559
22,800	Nanto Bank Ltd. (The) (Banks)	249,238
20,500	NEC Corp. (Software & Services)	494,917
23,200	NGK Corp. (Capital Goods)	1,093,397
2,400	NHK Spring Co. Ltd. (Automobiles & Components)	58,328
1,400	Nippon Shinyaku Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	34,667
5,900	Nipro Corp. (Health Care Equipment & Services)	57,265
1,200	Nissan Chemical Corp. (Materials)	63,124
10,900	Nomura Holdings, Inc. (Financial Services)	95,701
7,400	Noritsu Koki Co. Ltd. (Consumer Durables & Apparel)	92,389
21,500	NSK Ltd. (Capital Goods)	151,920
549,800	NTT, Inc. (Telecommunication Services)	489,063
8,600	Oita Bank Ltd. (The) (Banks)	128,735
9,300	Okasan Securities Group, Inc. (Financial Services)	55,392
21,400	ORIX Corp. (Financial Services)	815,159
8,100	PHC Holdings Corp. (Health Care Equipment & Services)	51,376
26,500	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	818,025

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
18,800	Resorttrust, Inc. (Consumer Services)	$201,685
2,500	Sankyu, Inc. (Transportation)	133,238
2,900	Sato Corp. (Commercial & Professional Services)	42,505
12,400	Seino Holdings Co. Ltd. (Transportation)	200,918
4,100	Shin-Etsu Chemical Co. Ltd. (Materials)	178,717
9,300	Shinsho Corp. (Capital Goods)	137,764
6,500	Soda Nikka Co. Ltd. (Capital Goods)	45,063
20,500	SoftBank Group Corp. (Telecommunication Services)	760,413
27,400	Sompo Holdings, Inc. (Insurance)	1,040,934
87,500	Sony Group Corp. (Consumer Durables & Apparel)	1,760,856
8,500	Sumitomo Chemical Co. Ltd. (Materials)	27,126
66,400	Sumitomo Electric Industries Ltd. (Automobiles & Components)	1,232,193
2,800	Sundrug Co. Ltd. (Consumer Staples Distribution & Retail)	65,525
5,000	Suruga Bank Ltd. (Banks)	75,423
11,100	Suzuki Co. Ltd. (Technology Hardware & Equipment)	224,572
52,900	TDK Corp. (Technology Hardware & Equipment)	1,186,776
3,900	Tokio Marine Holdings, Inc. (Insurance)	171,478
8,400	Tokyo Century Corp. (Financial Services)	129,497
2,200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,066,679
6,800	Tosho Co. Ltd. (Consumer Services)	31,449
12,400	Tosoh Corp. (Materials)	225,197
2,400	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	56,471
15,000	Toyota Motor Corp. (Automobiles & Components)	251,288
4,500	TPR Co. Ltd. (Automobiles & Components)	38,853
6,200	UACJ Corp. (Materials)	98,625
15,100	Yokohama Financial Group, Inc. (Banks)	162,619

		33,125,105

Liechtenstein – 0.0%
331	VP Bank AG, Class A (Financial Services)	36,787

Luxembourg – 0.2%
3,516	ArcelorMittal SA (Materials)	211,990

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Netherlands – 5.3%
35	Adyen NV (Financial Services)*(a)	$32,834
485	ASM International NV (Semiconductors & Semiconductor Equipment)	557,741
2,430	ASML Holding NV (Semiconductors & Semiconductor Equipment)	4,811,830
466	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	153,898
2,214	Eurocommercial Properties NV REIT (Equity Real Estate Investment Trusts (REITs))	69,038
1,881	EXOR NV (Financial Services)	144,107
60	ForFarmers NV (Food, Beverage & Tobacco)	427
21,492	ING Groep NV (Banks)	678,144
4,189	Kendrion NV (Automobiles & Components)	93,961
16,381	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	659,211
374	Nedap NV (Technology Hardware & Equipment)	40,876
1,610	SBM Offshore NV (Energy)	55,659

		7,297,726

New Zealand – 0.3%
45,334	Channel Infrastructure NZ Ltd. (Energy)	82,392
13,491	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	299,695

		382,087

Norway – 0.9%
35,002	Deep Value Driller AS (Energy)	72,490
13,890	Elkem ASA (Materials)*(a)	44,945
1,827	Kongsberg Gruppen ASA (Capital Goods)	55,058
149,082	Norwegian Air Shuttle ASA (Transportation)	221,879
1,751	Orkla ASA (Food, Beverage & Tobacco)	18,409
69,885	Sea1 offshore, Inc. (Energy)	167,326
48,086	Solstad Maritime ASA (Energy)	119,019
2,992	SpareBank 1 SMN (Banks)	56,840
75,411	Var Energi ASA (Energy)	312,457
1,248	Wilh Wilhelmsen Holding ASA, Class A (Transportation)	86,617
7,683	Zaptec ASA (Capital Goods)	37,440

		1,192,480

Portugal – 0.4%
100,728	Banco Comercial Portugues SA, Class R (Banks)	119,181
69,785	EDP SA (Utilities)	364,551

		483,732

Shares	Description	Value

Common Stocks – (continued)

Singapore – 0.1%
14,100	Singapore Technologies Engineering Ltd. (Capital Goods)	$113,566

South Africa – 0.2%
5,477	Anglo American PLC (Materials)	268,661

Spain – 2.9%
424	ACS Actividades de Construccion y Servicios SA (Capital Goods)	62,352
3,392	Amadeus IT Group SA (Consumer Services)	198,436
46,953	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,182,127
10,086	CaixaBank SA (Banks)	142,900
9,555	Cellnex Telecom SA (Telecommunication Services)*(a)	285,653
22,788	Industria de Diseno Textil SA (Consumer Discretionary Distribution & Retail)	1,436,381
8,127	Naturgy Energy Group SA (Utilities)	254,735
14,206	Repsol SA (Energy)	354,932
15,042	Unicaja Banco SA (Banks)(a)	53,616

		3,971,132

Sweden – 2.0%
7,638	Atlas Copco AB, Class B (Capital Goods)	135,407
2,275	Epiroc AB, Class A (Capital Goods)	62,419
22,472	Epiroc AB, Class B (Capital Goods)	521,566
2,134	Hoist Finance AB (Financial Services)(a)	39,366
17,445	Investor AB, Class A (Financial Services)	713,419
11,976	Nolato AB, Class B (Capital Goods)	60,119
3,043	Note AB (Technology Hardware & Equipment)*	49,513
8,086	Rusta AB (Consumer Discretionary Distribution & Retail)	67,039
5,341	Svenska Handelsbanken AB, Class A (Banks)	78,594
67,386	Telefonaktiebolaget LM Ericsson, Class B (Technology Hardware & Equipment)	755,714
5,236	Trelleborg AB, Class B (Capital Goods)	218,152

		2,701,308

Switzerland – 8.5%
17,375	ABB Ltd. (Capital Goods)	1,890,041

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
6,996	Ascom Holding AG (Health Care Equipment & Services)	$50,643
2,003	Avolta AG (Consumer Discretionary Distribution & Retail)*	133,814
6,438	Cie Financiere Richemont SA (Consumer Durables & Apparel)	1,486,073
1,697	Galderma Group AG (Pharmaceuticals, Biotechnology & Life Sciences)*	385,979
159	LEM Holding SA (Technology Hardware & Equipment)*	91,373
2,079	Lonza Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,402,503
24,885	Nestle SA (Food, Beverage & Tobacco)	2,552,334
938	Partners Group Holding AG (Financial Services)	768,301
691	Sensirion Holding AG (Technology Hardware & Equipment)*(a)	69,138
5,307	SGS SA (Commercial & Professional Services)	615,415
2,908	Sonova Holding AG (Health Care Equipment & Services)	690,193
21,513	UBS Group AG (Financial Services)	1,066,209
570	Zurich Insurance Group AG (Insurance)	421,591

		11,623,607

United Kingdom – 11.0%
9,887	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,874,773
10,097	BAE Systems PLC (Capital Goods)	247,444
110,915	Barclays PLC (Banks)	743,242
13,534	Beazley PLC (Insurance)	230,962
26,000	CK Hutchison Holdings Ltd. (Capital Goods)	220,367
19,608	Compass Group PLC (Consumer Services)	633,522
40,264	Costain Group PLC (Capital Goods)	110,822
4,045	Elixirr International PLC (Commercial & Professional Services)	37,022
7,404	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	388,118
56,097	Harbour Energy PLC (Energy)	158,928
32,579	HSBC Holdings PLC (Banks)	616,046
30,682	Imperial Brands PLC (Food, Beverage & Tobacco)	1,133,973

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
6,538	Intertek Group PLC (Commercial & Professional Services)	$503,283
2,581	Keller Group PLC (Capital Goods)	90,862
2,860	Lancashire Holdings Ltd. (Insurance)	24,482
702,934	Lloyds Banking Group PLC (Banks)	1,028,764
78,192	National Grid PLC (Utilities)	1,289,678
141,602	NatWest Group PLC (Banks)	1,249,490
51,634	PZ Cussons PLC (Household & Personal Products)	71,366
12,940	Reckitt Benckiser Group PLC (Household & Personal Products)	842,829
10,101	RELX PLC (Commercial & Professional Services)	319,240
36,026	Rolls-Royce Holdings PLC (Capital Goods)	690,606
4,765	Sage Group PLC (The) (Software & Services)	51,696
1,675	Smiths Group PLC (Capital Goods)	56,899
28,482	Standard Chartered PLC (Banks)	770,227
14,839	Unilever PLC (Household & Personal Products)	893,758
40,890	Vodafone Group PLC ADR (Telecommunication Services)	540,770
20,038	Volex PLC (Capital Goods)	150,074

		14,969,243

United States – 4.1%
3,651	Alcon AG (Health Care Equipment & Services)	246,187
25,381	BP PLC ADR (Energy)	937,828
3,156	InterContinental Hotels Group PLC (Consumer Services)	542,462
2,756	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	430,742
34,346	PureTech Health PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	62,630
3,053	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,255,047
17,924	Sanofi SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,532,568
5,260	Shell PLC (Energy)	203,734
845	Spotify Technology SA (Media & Entertainment)*	387,965

		5,599,163

TOTAL COMMON STOCKS (Cost $111,410,257)		132,500,652

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Rate	Value

Preferred Stocks – 0.5%

Germany – 0.5%
5,631	Henkel AG & Co. KGaA (Household & Personal Products)	2.82%	$473,565
837	Sartorius AG (Pharmaceuticals, Biotechnology & Life Sciences)	0.33	219,586

TOTAL PREFERRED STOCKS (Cost $709,378)			693,151

Units	Description	Expiration Month	Value

Right – 0.0%

Spain – 0.0%
424	ACS Actividades de Construccion y Servicios SA*
(Cost $904)			890

Shares	Dividend Rate		Value

Investment Company – 0.0%(b)
Goldman Sachs Central Government Fund - Institutional Shares
498	3.703%		498
(Cost $498)

TOTAL INVESTMENTS – 97.5% (Cost $112,121,037)			$133,195,191

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%			3,453,248

NET ASSETS – 100.0%			$136,648,439

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

% of
Market
Sector Name	Value

Financials	24.1%
Industrials	18.9
Information Technology	13.8
Health Care	10.4
Consumer Discretionary	9.4
Consumer Staples	7.8
Materials	5.7
Communication Services	3.5
Energy	3.3
Utilities	2.4
Real Estate	0.7
Investment Company	0.0

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
EURO STOXX 50 Index	17	09/18/26	$1,234,603	$14,367
FTSE 100 Index	3	09/18/26	419,483	474
Hang Seng Index	1	07/30/26	145,655	(1,269)
MSCI Singapore Index	1	07/30/26	36,982	(249)
SPI 200 Index	1	09/17/26	151,902	(2,154)
TOPIX Index	3	09/10/26	738,583	22,567
Total Futures Contracts				$33,736

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VARIABLE INSURANCE TRUST-LARGE CAP VALUE FUND

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%

Aerospace & Defense – 3.2%
11,305	Honeywell Aerospace, Inc.*	$2,499,199
11,897	L3Harris Technologies, Inc.	3,457,149
16,342	RTX Corp.	3,100,568

		9,056,916

Banks – 7.0%
106,461	Bank of America Corp.	6,066,148
21,319	Citigroup, Inc.	2,983,807
32,597	JPMorgan Chase & Co.	10,669,976

		19,719,931

Beverages – 1.3%
45,226	Coca-Cola Co. (The)	3,675,517

Biotechnology – 1.5%
817	Argenx SE ADR (Netherlands)*	757,988
6,790	Vertex Pharmaceuticals, Inc.*	3,372,797

		4,130,785

Broadline Retail – 7.6%
90,626	Amazon.com, Inc.*	21,599,801

Capital Markets – 3.6%
19,321	Intercontinental Exchange, Inc.	2,378,608
18,944	KKR & Co., Inc.	1,738,680
29,235	Morgan Stanley	6,111,285

		10,228,573

Chemicals – 0.7%
5,414	Sherwin-Williams Co. (The)	1,864,148

Communications Equipment – 1.1%
18,830	Arista Networks, Inc.*	3,198,840

Construction Materials – 1.4%
6,634	Martin Marietta Materials, Inc.	3,825,828

Consumer Finance – 1.6%
21,765	Capital One Financial Corp.	4,366,494

Consumer Staples Distribution & Retail – 4.5%
3,796	Casey’s General Stores, Inc.	3,017,023
3,018	Costco Wholesale Corp.	2,823,248
61,337	Walmart, Inc.	6,947,029

		12,787,300

Containers & Packaging – 1.3%
97,209	International Paper Co.	3,703,663

Electric Utilities – 2.8%
13,110	Constellation Energy Corp.	3,256,131
52,054	NextEra Energy, Inc.	4,568,779

		7,824,910

Electrical Equipment – 3.5%
13,593	Eaton Corp. PLC	5,792,249
8,527	Rockwell Automation, Inc.	4,221,547

		10,013,796

Electronic Equipment, Instruments & Components – 1.4%
10,252	Coherent Corp.*	4,044,106

Financial Services – 3.9%
22,068	Berkshire Hathaway, Inc., Class B*	11,042,607

Shares	Description	Value

Common Stocks – (continued)

Ground Transportation – 2.0%
68,291	CSX Corp.	$3,245,871
11,452	Old Dominion Freight Line, Inc.	2,480,503

		5,726,374

Health Care Equipment & Supplies – 0.5%
34,952	Boston Scientific Corp.*	1,491,751

Health Care Providers & Services – 2.6%
13,356	Cardinal Health, Inc.	3,172,852
10,264	UnitedHealth Group, Inc.	4,266,026

		7,438,878

Hotels, Restaurants & Leisure – 1.4%
39,243	Starbucks Corp.	4,010,242

Household Products – 2.3%
44,282	Procter & Gamble Co. (The)	6,493,513

Industrial Conglomerates – 2.5%
28,256	3M Co.	4,574,929
11,305	Honeywell International, Inc.	2,531,078

		7,106,007

Industrial REITs – 1.6%
32,504	Prologis, Inc. REIT	4,403,317

Insurance – 2.9%
24,104	Marsh & McLennan Cos., Inc.	4,017,414
19,696	Progressive Corp. (The)	4,302,591

		8,320,005

Interactive Media & Services – 1.4%
6,764	Meta Platforms, Inc., Class A	3,810,094

IT Services – 1.1%
10,940	International Business Machines Corp.	3,076,437

Life Sciences Tools & Services – 1.7%
9,715	Thermo Fisher Scientific, Inc.	4,870,712

Metals & Mining – 1.0%
12,570	Steel Dynamics, Inc.	2,884,312

Multi-Utilities – 1.3%
31,821	Ameren Corp.	3,597,046

Oil, Gas & Consumable Fuels – 4.1%
50,917	ConocoPhillips	5,293,331
13,373	DT Midstream, Inc.	1,962,354
48,304	Expand Energy Corp.	4,404,842

		11,660,527

Passenger Airlines – 1.3%
26,201	United Airlines Holdings, Inc.*	3,563,074

Pharmaceuticals – 5.5%
33,489	Johnson & Johnson	8,505,201
53,880	Merck & Co., Inc.	6,923,580

		15,428,781

Residential REITs – 1.2%
	AvalonBay Communities, Inc.
17,881	REIT	3,373,966

Semiconductors & Semiconductor Equipment – 4.4%
5,312	Advanced Micro Devices, Inc.*	3,085,794

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-LARGE CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
4,338	Applied Materials, Inc.	$3,136,374
43,955	Intel Corp.*	6,137,437

		12,359,605

Software – 5.6%
42,423	Microsoft Corp.	15,824,627

Specialty Retail – 2.3%
8,220	Home Depot, Inc. (The)	2,899,030
23,443	TJX Cos., Inc. (The)	3,551,614

		6,450,644

Technology Hardware, Storage & Peripherals – 5.8%
49,240	Apple, Inc.	14,248,087
5,196	Dell Technologies, Inc., Class C	2,241,866

		16,489,953

Trading Companies & Distributors – 1.0%
2,508	United Rentals, Inc.	2,841,288

TOTAL COMMON STOCKS (Cost $231,335,809)		282,304,368

Shares	Description	Value

Investment Company – 0.0%(a)
Goldman Sachs Central Government Fund - Institutional Shares
104,489	3.703%	$104,489
(Cost $104,489)

TOTAL INVESTMENTS – 99.9% (Cost $231,440,298)		$282,408,857

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		259,610

NET ASSETS – 100.0%		$282,668,467

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP GROWTH FUND

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 97.2%

Aerospace & Defense – 7.2%
3,968	Axon Enterprise, Inc.*	$2,224,500
2,773	L3Harris Technologies, Inc.	805,806
11,612	Rocket Lab Corp.*	1,180,360
2,563	Woodward, Inc.	1,090,403

		5,301,069

Automobile Components – 0.7%
7,706	BorgWarner, Inc.	511,679

Banks – 0.8%
37,693	Flagstar Bank NA	563,133

Beverages – 0.9%
	Coca-Cola Europacific Partners
6,879	PLC (United Kingdom)	688,382

Biotechnology – 6.8%
1,761	Alnylam Pharmaceuticals, Inc.*	530,114
519	Argenx SE ADR (Netherlands)*	481,513
7,380	Cytokinetics, Inc.*	628,702
5,057	Insmed, Inc.*	539,177
7,876	Ionis Pharmaceuticals, Inc.*	624,488
788	Madrigal Pharmaceuticals, Inc.*	423,117
2,738	Natera, Inc.*	743,230
17,803	Roivant Sciences Ltd.*	630,048
4,830	Spyre Therapeutics, Inc.*	428,807

		5,029,196

Broadline Retail – 2.0%
13,219	eBay, Inc.	1,477,223

Building Products – 2.7%
4,843	Builders FirstSource, Inc.*	433,352
5,658	Modine Manufacturing Co.*	1,510,799

		1,944,151

Capital Markets – 2.6%
4,126	LPL Financial Holdings, Inc.	1,162,212
7,504	Robinhood Markets, Inc., Class A*	752,501

		1,914,713

Chemicals – 1.7%
13,886	Solstice Advanced Materials, Inc.	1,230,300

Communications Equipment – 1.9%
1,656	Lumentum Holdings, Inc.*	1,420,947

Construction & Engineering – 2.4%
885	Comfort Systems USA, Inc.	1,754,026

Construction Materials – 2.6%
24,294	James Hardie Industries PLC*	636,017
2,183	Martin Marietta Materials, Inc.	1,258,936

		1,894,953

Consumer Staples Distribution & Retail – 1.3%
1,207	Casey’s General Stores, Inc.	959,312

Electrical Equipment – 4.0%
2,978	Rockwell Automation, Inc.	1,474,348
4,385	Vertiv Holdings Co., Class A	1,468,186

		2,942,534

Electronic Equipment, Instruments & Components – 3.5%
2,629	Coherent Corp.*	1,037,062

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – (continued)
4,020	Jabil, Inc.	$1,549,629

		2,586,691

Entertainment – 2.6%
10,273	Live Nation Entertainment, Inc.*	1,881,089

Financial Services – 2.2%
3,555	Corpay, Inc.*	1,184,775
30,210	Rocket Cos., Inc., Class A*	475,808

		1,660,583

Ground Transportation – 0.7%
2,415	Old Dominion Freight Line, Inc.	523,089

Health Care Equipment & Supplies – 3.3%
20,501	Dexcom, Inc.*	1,380,742
11,138	Edwards Lifesciences Corp.*	1,007,544

		2,388,286

Health Care Providers & Services – 5.3%
7,709	Cencora, Inc.	2,181,493
11,342	Guardant Health, Inc.*	1,701,640

		3,883,133

Hotels, Restaurants & Leisure – 7.2%
11,537	Cava Group, Inc.*	905,424
5,304	DoorDash, Inc., Class A*	978,747
12,780	Dutch Bros, Inc., Class A*	917,732
4,192	Hilton Worldwide Holdings, Inc.	1,385,288
11,099	Viking Holdings Ltd.*	1,161,732

		5,348,923

Independent Power and Renewable Electricity Producers – 2.8%
12,871	Vistra Corp.	2,041,727

Interactive Media & Services – 1.3%
5,552	Reddit, Inc., Class A*	963,716

IT Services – 7.1%
10,829	Cloudflare, Inc., Class A*	2,656,137
1,608	MongoDB, Inc.*	540,127
7,859	Snowflake, Inc.*	2,000,116

		5,196,380

Life Sciences Tools & Services – 2.1%
7,937	Agilent Technologies, Inc.	1,054,272
3,643	Repligen Corp.*	497,051

		1,551,323

Oil, Gas & Consumable Fuels – 1.1%
8,592	Expand Energy Corp.	783,504

Semiconductors & Semiconductor Equipment – 12.4%
3,587	Astera Labs, Inc.*	1,732,593
7,379	Credo Technology Group Holding Ltd.*	2,006,719
2,977	FormFactor, Inc.*	476,111
4,950	Lattice Semiconductor Corp.*	757,152
3,659	MACOM Technology Solutions Holdings, Inc.*	1,391,774
3,916	Marvell Technology, Inc.	1,166,537
3,350	Teradyne, Inc.	1,620,864

		9,151,750

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Software – 4.4%
10,947	Datadog, Inc., Class A*	$2,850,161
4,529	JFrog Ltd.*	411,595

		3,261,756

Specialty Retail – 2.3%
3,112	Burlington Stores, Inc.*	985,882
3,318	Ross Stores, Inc.	706,236

		1,692,118

Trading Companies & Distributors – 1.3%
855	United Rentals, Inc.	968,621

TOTAL COMMON STOCKS (Cost $54,866,474)		71,514,307

Shares	Dividend Rate	Value

Investment Company – 2.8%(a)
Goldman Sachs Central Government Fund - Institutional Shares
2,046,905	3.703%	2,046,905
(Cost $2,046,905)

TOTAL INVESTMENTS – 100.0% (Cost $56,913,379)		$73,561,212

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(8,160)

NET ASSETS – 100.0%		$73,553,052

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP VALUE FUND

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%

Aerospace & Defense – 1.8%
30,735	L3Harris Technologies, Inc.	$8,931,284

Automobile Components – 2.0%
49,782	Aptiv PLC*	3,055,619
99,845	BorgWarner, Inc.	6,629,708

		9,685,327

Banks – 5.7%
152,436	Fifth Third Bancorp	8,592,817
160,525	Flagstar Bank NA	2,398,244
225,968	Huntington Bancshares, Inc.	4,006,413
35,087	PNC Financial Services Group, Inc. (The)	8,639,121
27,971	Wintrust Financial Corp.	4,495,499

		28,132,094

Beverages – 2.5%
121,479	Coca-Cola Europacific Partners PLC (United Kingdom)	12,156,404

Biotechnology – 1.2%
25,939	Cytokinetics, Inc.*	2,209,743
14,985	Insmed, Inc.*	1,597,701
24,252	Spyre Therapeutics, Inc.*	2,153,093

		5,960,537

Broadline Retail – 1.5%
64,342	eBay, Inc.	7,190,219

Building Products – 0.7%
36,511	Builders FirstSource, Inc.*	3,267,004

Capital Markets – 4.6%
28,283	Bank of New York Mellon Corp. (The)	4,090,005
64,073	Intercontinental Exchange, Inc.	7,888,027
109,186	Invesco Ltd.	2,881,418
26,307	LPL Financial Holdings, Inc.	7,410,156

		22,269,606

Chemicals – 1.5%
49,517	Celanese Corp.	2,277,782
56,432	Solstice Advanced Materials, Inc.	4,999,875

		7,277,657

Commercial Services & Supplies – 0.7%
20,123	Cintas Corp.	3,422,520

Communications Equipment – 1.5%
2,754	Lumentum Holdings, Inc.*	2,363,097
12,367	Motorola Solutions, Inc.	5,135,892

		7,498,989

Construction Materials – 4.2%
219,087	James Hardie Industries PLC*	5,735,698
26,007	Martin Marietta Materials, Inc.	14,998,237

		20,733,935

Consumer Finance – 2.4%
29,719	Capital One Financial Corp.	5,962,226
78,150	Synchrony Financial	5,943,307

		11,905,533

Consumer Staples Distribution & Retail – 2.8%
121,894	Performance Food Group Co.*	13,626,530

Shares	Description	Value

Common Stocks – (continued)

Containers & Packaging – 0.8%
99,703	International Paper Co.	$3,798,684

Electric Utilities – 3.2%
432,476	PG&E Corp.	7,274,246
106,178	Xcel Energy, Inc.	8,526,094

		15,800,340

Electrical Equipment – 2.1%
21,031	Rockwell Automation, Inc.	10,412,027

Electronic Equipment, Instruments & Components – 5.5%
13,112	Coherent Corp.*	5,172,291
309,226	Ingram Micro Holding Corp.	8,482,069
6,568	Jabil, Inc.	2,531,833
595,013	Mirion Technologies, Inc.*	10,668,583

		26,854,776

Energy Equipment & Services – 0.7%
64,090	Baker Hughes Co.	3,556,995

Entertainment – 1.2%
32,793	Live Nation Entertainment, Inc.*	6,004,726

Financial Services – 1.9%
146,874	Equitable Holdings, Inc.	6,444,831
42,161	Global Payments, Inc.	3,059,202

		9,504,033

Gas Utilities – 0.8%
23,442	Atmos Energy Corp.	4,038,353

Ground Transportation – 1.4%
17,439	Old Dominion Freight Line, Inc.	3,777,288
7,377	Saia, Inc.*	3,106,897

		6,884,185

Health Care Equipment & Supplies – 1.0%
34,661	Dexcom, Inc.*	2,334,419
28,681	Edwards Lifesciences Corp.*	2,594,483

		4,928,902

Health Care Providers & Services – 2.7%
24,149	Cencora, Inc.	6,833,684
29,761	Quest Diagnostics, Inc.	6,307,844

		13,141,528

Hotels, Restaurants & Leisure – 3.1%
195,280	Aramark	11,111,432
48,399	Wyndham Hotels & Resorts, Inc.	4,075,680

		15,187,112

Independent Power and Renewable Electricity Producers – 1.2%
6,524	Talen Energy Corp.*	2,506,912
21,766	Vistra Corp.	3,452,741

		5,959,653

Industrial REITs – 0.7%
17,476	EastGroup Properties, Inc. REIT	3,539,414

Insurance – 2.1%
34,811	American Financial Group, Inc.	4,871,451
57,735	Unum Group	5,161,509

		10,032,960

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

IT Services – 0.6%
10,990	Cloudflare, Inc., Class A*	$2,695,627

Life Sciences Tools & Services – 1.6%
58,822	Agilent Technologies, Inc.	7,813,326

Machinery – 5.1%
123,938	Ingersoll Rand, Inc.	10,161,677
35,733	ITT, Inc.	7,066,558
29,524	Lincoln Electric Holdings, Inc.	7,838,917

		25,067,152

Media – 0.8%
53,068	Omnicom Group, Inc.	3,864,942

Metals & Mining – 1.0%
20,501	Steel Dynamics, Inc.	4,704,159

Multi-Utilities – 3.4%
48,794	Ameren Corp.	5,515,674
89,751	CMS Energy Corp.	6,865,951
38,892	Consolidated Edison, Inc.	4,302,622

		16,684,247

Oil, Gas & Consumable Fuels – 6.2%
52,108	Cheniere Energy, Inc.	12,454,333
171,367	Devon Energy Corp.	7,080,885
42,023	Expand Energy Corp.	3,832,077
162,452	Permian Resources Corp., Class A	2,990,741
24,873	Phillips 66	4,204,781

		30,562,817

Passenger Airlines – 1.7%
59,253	United Airlines Holdings, Inc.*	8,057,815

Pharmaceuticals – 2.2%
192,563	Royalty Pharma PLC, Class A	10,797,007

Real Estate Management & Development – 0.9%
31,096	CBRE Group, Inc., Class A*	4,188,320

Residential REITs – 1.1%
	Mid-America Apartment
40,283	Communities, Inc. REIT	5,596,920

Software – 1.3%
38,730	Zoom Communications, Inc.*	3,342,786
19,887	Zscaler, Inc.*	2,807,050

		6,149,836

Specialized REITs – 3.6%
54,100	Digital Realty Trust, Inc. REIT	9,715,278
288,328	VICI Properties, Inc. REIT	7,655,109

		17,370,387

Specialty Retail – 2.5%
18,443	Burlington Stores, Inc.*	5,842,743
30,499	Ross Stores, Inc.	6,491,712

		12,334,455

Technology Hardware, Storage & Peripherals – 1.0%
110,073	Hewlett Packard Enterprise Co.	4,965,393

Trading Companies & Distributors – 4.6%
13,026	United Rentals, Inc.	14,757,025
2,349	W.W. Grainger, Inc.	3,195,580

Shares	Description	Value

Common Stocks – (continued)

Trading Companies & Distributors – (continued)
13,796	WESCO International, Inc.	$4,765,552

		22,718,157

TOTAL COMMON STOCKS (Cost $413,327,052)		485,271,887

Shares	Dividend Rate	Value

Investment Company – 0.0%(a)

Goldman Sachs Central Government Fund - Institutional Shares
94,648	3.703%	94,648
(Cost $94,648)

TOTAL INVESTMENTS – 99.1% (Cost $413,421,700)		$485,366,535

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		4,267,148

NET ASSETS – 100.0%		$489,633,683

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 101.0%

Aerospace & Defense – 2.4%
11,033	Archer Aviation, Inc., Class A*	$52,186
11,142	Astronics Corp.*	905,399
2,228	Astronics Corp., Class B*	169,358
3,245	Firefly Aerospace, Inc.*	95,403
12,592	Mercury Systems, Inc.*	1,540,379
5,206	Moog, Inc., Class A	2,206,511
28,698	Redwire Corp.*	350,977
4,618	Satellogic, Inc., Class A*	26,415
1,592	Voyager Technologies, Inc., Class A*	51,342

		5,397,970

Air Freight & Logistics – 0.0%
2,735	Forward Air Corp.*	36,950

Automobile Components – 1.2%
16,818	Adient PLC*	309,115
11,512	Cooper-Standard Holdings, Inc.*	311,400
22,988	Dana, Inc.	625,504
22,282	Dauch Corp.*	120,768
5,171	Gentherm, Inc.*	176,383
38,065	Holley, Inc.*	97,066
5,106	LCI Industries	540,623
7,497	Motorcar Parts of America, Inc.*	114,854
22,416	Solid Power, Inc.*	58,057
416	Strattec Security Corp.*	33,883
9,754	Versigent PLC*	409,766

		2,797,419

Banks – 9.9%
874	ACNB Corp.	51,898
12,534	Ameris Bancorp	1,131,319
10,748	Associated Banc-Corp.	330,716
7,447	Atlantic Union Bankshares Corp.	315,083
3,077	BancFirst Corp.	341,947
13,473	Cathay General Bancorp	835,191
1,204	ChoiceOne Financial Services, Inc.	40,936
1,284	Civista Bancshares, Inc.	36,234
7,002	Community Trust Bancorp, Inc.	506,665
42,345	Eastern Bankshares, Inc.	941,753
2,277	FB Financial Corp.	126,032
500	Fidelity D&D Bancorp, Inc.	25,710
1,460	Finwise Bancorp*	21,170
584	First Bancorp, Inc. (The)	20,335
28,560	First Financial Bancorp	966,185
29,711	First Financial Bankshares, Inc.	1,028,001
3,959	First Internet Bancorp	110,060
9,135	First Merchants Corp.	399,108
5,048	Flagstar Bank NA	75,417
17,070	German American Bancorp, Inc.	810,142
23,410	Glacier Bancorp, Inc.	1,207,488
15,436	Hancock Whitney Corp.	1,153,378
12,500	Hanmi Financial Corp.	405,000
265	Hingham Institution For Savings (The)	81,395
11,304	Hope Bancorp, Inc.	154,639
9,202	Independent Bank Corp.	331,916
13,083	International Bancshares Corp.	993,654
1,131	Lakeland Financial Corp.	69,805

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
1,919	Nicolet Bankshares, Inc.	$317,383
10,206	Northrim BanCorp, Inc.	283,114
8,939	OFG Bancorp (Puerto Rico)	438,637
9,964	Origin Bancorp, Inc.	509,659
529	Park National Corp.	96,802
3,113	PCB Bancorp	88,316
6,498	Renasant Corp.	276,425
7,076	S&T Bancorp, Inc.	347,290
11,709	ServisFirst Bancshares, Inc.	1,015,756
3,653	Southern First Bancshares, Inc.*	223,198
10,557	Stock Yards Bancorp, Inc.	807,294
8,518	Trustmark Corp.	391,913
9,699	UMB Financial Corp.	1,384,629
22,310	United Bankshares, Inc.	1,022,467
28,791	United Community Banks, Inc.	1,010,276
15,372	Washington Trust Bancorp, Inc.	560,771
25,105	WesBanco, Inc.	979,848
3,496	Westamerica BanCorp	205,110
11,840	Western New England Bancorp, Inc.	169,312

		22,639,377

Beverages – 0.1%
4,176	National Beverage Corp.*	130,291

Biotechnology – 10.7%
31,324	ACADIA Pharmaceuticals, Inc.*	792,497
9,390	Alector, Inc.*	18,874
12,550	ALX Oncology Holdings, Inc.*	25,978
2,737	AnaptysBio, Inc.*	184,748
78,482	Annexon, Inc.*	448,132
47,794	Arbutus Biopharma Corp.*	229,411
8,998	Arcutis Biotherapeutics, Inc.*	235,928
58,786	Ardelyx, Inc.*	299,809
15,440	ArriVent Biopharma, Inc.*	536,386
66,631	Aurinia Pharmaceuticals, Inc. (Canada)*	1,130,728
9,935	Beam Therapeutics, Inc.*	340,969
13,968	BioCryst Pharmaceuticals, Inc.*	139,680
25,377	Biohaven Ltd.*	377,610
4,402	Bright Minds Biosciences, Inc. (Canada)*	309,020
13,197	C4 Therapeutics, Inc.*	61,630
48,754	Cabaletta Bio, Inc.*	151,625
26,176	Canton Strategic Holdings, Inc.*	73,816
4,622	Celcuity, Inc.*	483,554
25,368	Celldex Therapeutics, Inc.*	943,943
2,025	Climb Bio, Inc.*	26,406
9,211	Cogent Biosciences, Inc.*	356,466
21,782	Coherus Oncology, Inc.*	30,495
32,837	Compass Therapeutics, Inc.*	71,913
9,998	Corvus Pharmaceuticals, Inc.*	149,370
37,629	CytomX Therapeutics, Inc.*	141,109
57,608	Denali Therapeutics, Inc.*	1,481,678
3,056	Design Therapeutics, Inc.*	44,220
81,409	Eledon Pharmaceuticals, Inc.*	320,751
7,762	Emergent BioSolutions, Inc.*	65,046
8,293	Enanta Pharmaceuticals, Inc.*	120,912
5,821	Erasca, Inc.*	106,641
3,140	Evommune, Inc.*	41,731

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
3,870	First Tracks Biotherapeutics, Inc.*	$77,864
589	GRAIL, Inc.*	40,211
1,683	Greenwich Lifesciences, Inc.*(a)	39,483
37,973	Hyperliquid Strategies, Inc.*	298,848
15,693	Ideaya Biosciences, Inc.*	584,878
13,468	ImmunityBio, Inc.*(a)	117,912
6,084	Immunome, Inc.*	128,920
8,738	Immunovant, Inc.*	336,675
2,106	Inhibrx Biosciences, Inc.*	199,543
93,672	Iovance Biotherapeutics, Inc.*	389,676
16,973	Ironwood Pharmaceuticals, Inc.*	71,456
4,257	Jade Biosciences, Inc.*	94,591
12,008	Kodiak Sciences, Inc.*	467,832
873	Krystal Biotech, Inc.*	324,468
5,335	Kymera Therapeutics, Inc.*	611,764
13,931	Kyverna Therapeutics, Inc.*	124,125
23,133	Lexeo Therapeutics, Inc.*	107,684
5,420	MacroGenics, Inc.*	25,040
35,560	Myriad Genetics, Inc.*	203,048
1,907	Neurogene, Inc.*	59,975
8,237	Nkarta, Inc.*	23,311
25,456	Novavax, Inc.*	239,796
7,024	Nurix Therapeutics, Inc.*	170,402
28,286	ORIC Pharmaceuticals, Inc.*	306,337
43,055	Palisade Bio, Inc.*	89,985
2,361	Praxis Precision Medicines, Inc.*	790,439
15,463	Precision BioSciences, Inc.*	121,539
28,891	Prime Medicine, Inc.*	106,608
17,147	Protalix BioTherapeutics, Inc.*	39,953
4,812	Prothena Corp. PLC (Ireland)*	47,109
28,220	Puma Biotechnology, Inc.*	228,864
15,159	Relay Therapeutics, Inc.*	283,625
14,491	Rezolute, Inc.*	75,353
5,100	Rhythm Pharmaceuticals, Inc.*	566,253
68,988	Rocket Pharmaceuticals, Inc.*	235,939
73,043	Sana Biotechnology, Inc.*	254,920
36,572	Sarepta Therapeutics, Inc.*	657,199
2,835	SELLAS Life Sciences Group, Inc.*(a)	41,845
4,644	Solid Biosciences, Inc.*	46,394
479	Spruce Biosciences, Inc.*	25,866
6,759	Spyre Therapeutics, Inc.*	600,064
6,882	Sutro Biopharma, Inc.*	228,482
12,256	Syndax Pharmaceuticals, Inc.*	267,916
3,428	Tango Therapeutics, Inc.*	107,159
1,842	Tectonic Therapeutic, Inc.*	63,319
14,362	TG Therapeutics, Inc.*	789,048
9,341	Travere Therapeutics, Inc.*	530,662
13,031	Twist Bioscience Corp.*	1,340,629
5,546	Vaxcyte, Inc.*	322,389
24,572	Veracyte, Inc.*	1,443,114
15,983	Verastem, Inc.*	61,055
20,092	Viridian Therapeutics, Inc.*	369,090
4,154	Zenas Biopharma, Inc.*	105,429

		24,625,162

Broadline Retail – 0.0%
2,031	Kohl’s Corp.	35,989

Shares	Description	Value

Common Stocks – (continued)

Building Products – 0.2%
1,328	Griffon Corp.	$129,520
2,686	UFP Industries, Inc.	243,727

		373,247

Capital Markets – 1.4%
2,140	BGC Group, Inc., Class A	22,877
8,751	Donnelley Financial Solutions, Inc.*	367,104
74,145	GCM Grosvenor, Inc., Class A	911,984
1,894	Perella Weinberg Partners	30,228
1,485	Piper Sandler Cos.	107,425
3,763	Silvercrest Asset Management Group, Inc., Class A	38,044
34,004	StepStone Group, Inc., Class A	1,406,405
46,071	Webull Corp. (Cayman Islands)*	300,383

		3,184,450

Chemicals – 1.9%
5,433	Alto Ingredients, Inc.*	30,968
20,121	Avient Corp.	743,672
2,422	Balchem Corp.	409,197
11,170	Ecovyst, Inc.*	139,066
3,143	Flotek Industries, Inc.*	73,923
3,021	Hawkins, Inc.	429,284
15,415	Innospec, Inc.	1,254,627
12,358	Mativ Holdings, Inc.	93,550
11,105	Minerals Technologies, Inc.	821,437
1,061	Quaker Chemical Corp.	168,561
1,616	Stepan Co.	90,044

		4,254,329

Commercial Services & Supplies – 1.8%
6,907	ABM Industries, Inc.	305,566
91,956	BrightView Holdings, Inc.*	1,303,017
3,951	Brink’s Co. (The)	373,330
17,440	Deluxe Corp.	416,467
15,477	Ennis, Inc.	328,886
18,496	Healthcare Services Group, Inc.*	454,262
3,870	Liquidity Services, Inc.*	151,394
19,552	Millerknoll, Inc.	400,034
8,878	Onterris, Inc.*	179,424
3,422	Pitney Bowes, Inc.	59,953
2,722	Vestis Corp.*	39,524

		4,011,857

Communications Equipment – 0.3%
1,906	ADTRAN Holdings, Inc.*	26,493
567	Clearfield, Inc.*	22,561
20,697	Ondas, Inc.*	170,543
31,643	Vistance Networks, Inc.*	404,398

		623,995

Construction & Engineering – 1.0%
370	Argan, Inc.	295,463
1,908	Cardinal Infrastructure Group, Inc., Class A*	179,733
2,278	Centuri Holdings, Inc.*	68,887
12,753	Construction Partners, Inc., Class A*	1,514,674
9,144	Matrix Service Co.*	125,273

		2,184,030

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Construction Materials – 0.3%
8,609	Knife River Corp.*	$720,143

Consumer Finance – 2.1%
878	Dave, Inc.*	327,134
10,299	Encore Capital Group, Inc.*	960,794
7,935	FirstCash Holdings, Inc.	1,716,499
8,509	LendingTree, Inc.*	376,864
16,307	Medallion Financial Corp.	166,494
47,214	Oportun Financial Corp.*	269,592
10,853	Regional Management Corp.	447,144
17,961	Upstart Holdings, Inc.*	636,358

		4,900,879

Consumer Staples Distribution & Retail – 0.2%
4,541	United Natural Foods, Inc.*	207,387
11,698	Yesway, Inc., Class A*	237,469

		444,856

Containers & Packaging – 0.3%
67,350	O-I Glass, Inc.*	648,581

Distributors – 0.0%
1,065	Weyco Group, Inc.	41,886

Diversified Consumer Services – 2.2%
947	American Public Education, Inc.*	50,854
21,861	Frontdoor, Inc.*	1,696,195
363	Graham Holdings Co., Class B	414,335
41,188	Laureate Education, Inc.*	1,495,948
14,760	Lincoln Educational Services Corp.*	736,524
6,415	OneSpaWorld Holdings Ltd. (Bahamas)	181,160
5,973	Perdoceo Education Corp.	191,136
6,009	Universal Technical Institute, Inc.*	257,005

		5,023,157

Diversified Telecommunication Services – 0.6%
4,664	Bandwidth, Inc., Class A*	295,231
40,787	Cogent Communications Holdings, Inc.	566,123
47,445	Liberty Latin America Ltd., Class A (Puerto Rico)*	371,969
38,279	Lumen Technologies, Inc.*	293,983

		1,527,306

Electrical Equipment – 1.1%
18,091	American Superconductor Corp.*	750,957
8,451	Amprius Technologies, Inc.*	117,131
2,532	Array Technologies, Inc.*	18,762
4,360	Atkore, Inc.	331,534
6,949	Babcock & Wilcox Enterprises, Inc.*	97,981
16,277	Enovix Corp.*(a)	98,801
2,047	NuScale Power Corp.*	20,532
52,951	Plug Power, Inc.*	143,497
394	Preformed Line Products Co.	161,761
65,657	Sunrun, Inc.*	878,491

		2,619,447

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – 2.6%
3,372	Aeva Technologies, Inc.*	$96,844
15,074	Benchmark Electronics, Inc.	1,487,351
40,987	Knowles Corp.*	1,700,141
12,032	nLight, Inc.*	837,668
2,597	Novanta, Inc.*	421,337
803	PC Connection, Inc.	58,611
591	Plexus Corp.*	177,696
4,381	Richardson Electronics Ltd.	83,283
21,149	Vishay Intertechnology, Inc.	1,137,393

		6,000,324

Energy Equipment & Services – 2.7%
19,249	Archrock, Inc.	783,627
32,045	Atlas Energy Solutions, Inc.	532,267
28,195	Core Laboratories, Inc.	328,472
9,592	Flowco Holdings, Inc., Class A	204,693
14,234	Forum Energy Technologies, Inc.*	714,974
104,040	Helix Energy Solutions Group, Inc.*	909,310
6,469	Nabors Industries Ltd.*	543,461
25,038	National Energy Services Reunited Corp.*	749,387
84,252	Patterson-UTI Energy, Inc.	773,433
6,206	ProPetro Holding Corp.*	88,994
5,179	Ranger Energy Services, Inc., Class A	82,916
2,138	TETRA Technologies, Inc.*	24,223
1,285	Tidewater, Inc.*	85,620
50,214	Transocean Ltd.*	245,546

		6,066,923

Entertainment – 1.9%
70,169	AMC Entertainment Holdings, Inc., Class A*	133,321
27,470	Cinemark Holdings, Inc.	871,623
60,230	CuriosityStream, Inc.	160,212
29,648	IMAX Corp.*	1,181,769
12,887	Madison Square Garden Entertainment Corp.*	1,042,429
34,043	Marcus Corp. (The)	798,649
3,751	Starz Entertainment Corp.*	108,254

		4,296,257

Financial Services – 1.6%
50,470	Acacia Research Corp.*	235,190
9,206	Alerus Financial Corp.	286,307
23,931	Bladex, Inc. (Panama)	1,471,038
402	Essent Group Ltd.	25,841
1,052	Finance Of America Cos., Inc., Class A*	28,951
13,689	NCR Atleos Corp.*	594,240
3,536	NMI Holdings, Inc.*	145,294
11,603	Paymentus Holdings, Inc., Class A*	280,329
18,575	Paysign, Inc.*	152,129
1,524	Sezzle, Inc.*	261,564

		3,480,883

Food Products – 0.1%
37,970	BRC, Inc., Class A*	42,147

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Food Products – (continued)
1,354	Marzetti Company (The)	$154,572

		196,719

Ground Transportation – 1.6%
2,307	ArcBest Corp.	331,147
2,840	Covenant Logistics Group, Inc.	125,471
7,549	Heartland Express, Inc.	114,896
57,722	Hertz Global Holdings, Inc.*	130,740
53,688	Marten Transport Ltd.	931,487
25,211	RXO, Inc.*	695,572
5,518	Universal Logistics Holdings, Inc.	81,666
31,893	Werner Enterprises, Inc.	1,390,854

		3,801,833

Health Care Equipment & Supplies – 2.5%
18,012	Alphatec Holdings, Inc.*	155,804
2,032	AngioDynamics, Inc.*	26,436
33,162	AtriCure, Inc.*	927,873
22,899	Butterfly Network, Inc.*	192,810
94,229	Cerus Corp.*	275,149
5,649	CONMED Corp.	184,892
10,970	CVRx, Inc.*	56,386
47,016	Enovis Corp.*	973,231
7,753	Haemonetics Corp.*	581,475
5,741	Inogen, Inc.*	37,029
6,420	iRadimed Corp.	613,495
1,390	iRhythm Holdings, Inc.*	165,341
1,316	Kestra Medical Technologies Ltd.*	33,479
5,021	LeMaitre Vascular, Inc.	481,815
2,339	Omnicell, Inc.*	97,115
4,172	Orthofix Medical, Inc.*	38,132
9,959	OrthoPediatrics Corp.*	190,516
558	Pro-Dex, Inc.*	32,671
16,690	SI-BONE, Inc.*	272,381
9,386	Strive, Inc., Class A*(a)	102,401
3,363	TransMedics Group, Inc.*	223,370
276	UFP Technologies, Inc.*	73,176

		5,734,977

Health Care Providers & Services – 3.7%
313	Addus HomeCare Corp.*	31,447
41,234	Alignment Healthcare, Inc.*	981,781
13,423	AMN Healthcare Services, Inc.*	434,502
4,695	Aveanna Healthcare Holdings, Inc.*	40,236
54,057	Brookdale Senior Living, Inc.*	869,777
6,569	Castle Biosciences, Inc.*	156,671
8,605	Clover Health Investments Corp.*	45,090
55,293	Community Health Systems, Inc.*	184,679
2,134	CorVel Corp.*	133,418
11,074	HealthEquity, Inc.*	1,000,204
12,301	Hims & Hers Health, Inc.*	426,476
14,582	InfuSystem Holdings, Inc.*	140,716
43,858	LifeStance Health Group, Inc.*	469,719
17,486	Lumexa Imaging Holdings, Inc.*	197,242
35,028	NeoGenomics, Inc.*	511,058

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – (continued)
1,439	Nutex Health, Inc.*	$245,911
35,792	Oncology Institute, Inc. (The)*	194,351
171,120	OPKO Health, Inc.*	256,680
15,349	Option Care Health, Inc.*	321,868
17,825	Pennant Group, Inc. (The)*	658,634
21,182	Privia Health Group, Inc.*	545,013
54,636	Viemed Healthcare, Inc.*	622,850

		8,468,323

Health Care REITs – 0.5%
60,758	Sabra Health Care REIT, Inc. REIT	1,185,389

Health Care Technology – 0.3%
34,314	Evolent Health, Inc., Class A*	185,982
21,500	HealthStream, Inc.	585,875

		771,857

Hotel & Resort REITs – 2.3%
95,721	Apple Hospitality REIT, Inc. REIT	1,609,070
85,239	Braemar Hotels & Resorts, Inc. REIT	184,116
49,182	Chatham Lodging Trust REIT	650,678
48,997	DiamondRock Hospitality Co. REIT	596,783
37,846	Pebblebrook Hotel Trust REIT	734,591
16,837	Service Properties Trust REIT	28,455
45,488	Sunstone Hotel Investors, Inc. REIT	520,838
50,076	Xenia Hotels & Resorts, Inc. REIT	1,019,547

		5,344,078

Hotels, Restaurants & Leisure – 2.0%
2,945	Black Rock Coffee Bar, Inc., Class A*	24,414
63,017	Bloomin’ Brands, Inc.	575,975
50,243	Brightstar Lottery PLC	538,605
18,119	Cheesecake Factory, Inc. (The)	1,441,185
1,203	Cracker Barrel Old Country Store, Inc.	64,120
12,895	El Pollo Loco Holdings, Inc.*	218,699
2,126	Marriott Vacations Worldwide Corp.	216,597
1,644	Monarch Casino & Resort, Inc.	216,367
53,806	Portillo’s, Inc., Class A*	255,041
903	RCI Hospitality Holdings, Inc.	24,670
186,130	Sabre Corp.*	389,012
4,997	Shake Shack, Inc., Class A*	279,932
1,519	Super Group SGHC Ltd. (Guernsey)	20,583
18,319	Sweetgreen, Inc., Class A*	161,390

		4,426,590

Household Durables – 2.2%
8,717	Century Communities, Inc.	624,660
1,839	Champion Homes, Inc.*	162,053
10,177	Cricut, Inc., Class A	44,677
7,008	Green Brick Partners, Inc.*	560,920
3,619	Installed Building Products, Inc.	831,791

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Household Durables – (continued)
20,554	LGI Homes, Inc.*	$1,308,879
242	M/I Homes, Inc.*	38,911
17,182	Meritage Homes Corp.	1,440,711

		5,012,602

Household Products – 0.9%
62,801	Energizer Holdings, Inc.	1,346,454
2,655	WD-40 Co.	646,864

		1,993,318

Independent Power and Renewable Electricity Producers – 0.3%
6,979	Ormat Technologies, Inc.	760,013

Industrial REITs – 0.1%
	One Liberty Properties, Inc.
11,525	REIT	281,441

Insurance – 2.5%
	Accelerant Holdings, Class A
29,485	(Cayman Islands)*	345,564
27,221	AMERISAFE, Inc.	920,886
17,561	CNO Financial Group, Inc.	895,260
926	Exzeo Group, Inc.*	15,622
1,472	Investors Title Co.	402,857
21,732	Lemonade, Inc.*	1,413,667
3,480	Octave Specialty Group, Inc.*	21,715
20,668	Oscar Health, Inc., Class A*	589,451
9,141	Stewart Information Services Corp.	603,489
14,258	Universal Insurance Holdings, Inc.	589,711

		5,798,222

Interactive Media & Services – 0.4%
13,226	EverQuote, Inc., Class A*	314,646
45,412	QuinStreet, Inc.*	665,286

		979,932

IT Services – 0.9%
2,738	Backblaze, Inc., Class A*	43,425
18,389	Crexendo, Inc.*	137,366
21,414	Everforth, Inc.*	382,668
41,604	Fastly, Inc., Class A*	763,849
12,569	Globant SA*	363,747
17,830	TSS, Inc.*	219,309

		1,910,364

Leisure Products – 0.5%
1,256	JAKKS Pacific, Inc.	29,240
9,261	Johnson Outdoors, Inc., Class A	426,376
20,677	MasterCraft Boat Holdings, Inc.*	533,880
14,939	Peloton Interactive, Inc., Class A*	88,290
9,355	Smith & Wesson Brands, Inc.	140,699

		1,218,485

Life Sciences Tools & Services – 0.8%
48,718	Adaptive Biotechnologies Corp.*	1,045,001
10,660	Alpha Teknova, Inc.*	60,549
2,106	BioLife Solutions, Inc.*	59,473
69,967	Cytek Biosciences, Inc.*	309,954
1,481	Mesa Laboratories, Inc.	147,434

Shares	Description	Value

Common Stocks – (continued)

Life Sciences Tools & Services – (continued)
16,148	Pacific Biosciences of California, Inc.*	$27,129

		1,649,540

Machinery – 4.0%
116,353	3D Systems Corp.*	351,386
28,702	Aebi Schmidt Holding AG (Switzerland)	360,210
931	Blue Bird Corp.*	73,512
2,290	Chart Industries, Inc.*	478,473
4,067	Enpro, Inc.	1,532,974
2,807	ESCO Technologies, Inc.	982,562
4,085	Federal Signal Corp.	524,882
9,884	Gencor Industries, Inc.*	147,469
1,884	Helios Technologies, Inc.	168,147
48,595	Hillman Solutions Corp.*	410,142
4,542	Kadant, Inc.	1,427,233
8,861	Kennametal, Inc.	310,578
2,272	Luxfer Holdings PLC (United Kingdom)	40,987
17,483	Manitowoc Co., Inc. (The)*	242,839
74,942	Microvast Holdings, Inc.*	87,682
10,577	Miller Industries, Inc.	541,014
3,814	Omega Flex, Inc.	119,721
833	Park-Ohio Holdings Corp.	32,029
177	Proto Labs, Inc.*	14,427
2,653	Standex International Corp.	948,898
13,746	Trinity Industries, Inc.	475,337

		9,270,502

Marine Transportation – 0.5%
40,728	Costamare, Inc. (Monaco)	571,007
103,823	Safe Bulkers, Inc. (Monaco)	655,123

		1,226,130

Media – 0.6%
6,548	Cable One, Inc.*	347,764
93,945	EW Scripps Co. (The), Class A*	260,228
30,330	Gray Media, Inc.	120,410
11,222	John Wiley & Sons, Inc., Class A	544,379

		1,272,781

Metals & Mining – 2.8%
5,347	Ampco-Pittsburgh Corp.*	46,252
1,625	Caledonia Mining Corp. PLC (South Africa)	31,037
15,000	Century Aluminum Co.*	690,150
20,878	Commercial Metals Co.	1,310,095
25,851	Constellium SE*	823,871
8,967	Critical Metals Corp. (Austria)*	91,912
38,189	Ferroglobe PLC	121,441
4,262	Friedman Industries, Inc.	137,151
3,769	Hycroft Mining Holding Corp., Class A*(a)	88,195
28,412	Ivanhoe Electric, Inc.*	273,039
3,486	Kaiser Aluminum Corp.	681,966
3,870	Materion Corp.	1,150,899
19,014	SSR Mining, Inc. (Canada)*	537,716
2,431	U.S. Goldmining, Inc. (Canada)*(a)	19,764
21,000	United States Antimony Corp.*(a)	152,460

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – (continued)
1,735	USA Rare Earth, Inc.*	$37,441
2,585	Warrior Met Coal, Inc.	209,799
2,970	Worthington Steel, Inc.	99,733

		6,502,921

Mortgage Real Estate Investment Trusts (REITs) – 0.6%
15,287	Ladder Capital Corp. REIT	152,105
109,003	Orchid Island Capital, Inc. REIT	759,751
31,454	TPG Mortgage Investment Trust, Inc. REIT	249,116
12,079	TPG RE Finance Trust, Inc. REIT	101,101

		1,262,073

Office REITs – 0.4%
165,004	Brandywine Realty Trust REIT	523,063
37,011	Douglas Emmett, Inc. REIT	436,730
5,233	Hudson Pacific Properties, Inc. REIT*	79,489

		1,039,282

Oil, Gas & Consumable Fuels – 3.8%
12,106	Clean Energy Fuels Corp.*	24,817
42,221	Comstock Resources, Inc.*	629,937
3,097	Core Natural Resources, Inc.	247,822
123,940	Crescent Energy Co., Class A	1,217,091
11,473	Delek US Holdings, Inc.	582,943
34,082	DHT Holdings, Inc.	563,376
16,565	Energy Fuels, Inc.*(a)	240,193
3,829	Golar LNG Ltd. (Cameroon)	190,837
44,443	Green Plains, Inc.*	683,533
16,538	Kinetik Holdings, Inc.	799,447
49,866	Kosmos Energy Ltd. (Ghana)*	105,217
47,852	Magnolia Oil & Gas Corp., Class A	1,224,054
83,835	Nordic American Tankers Ltd.	464,446
32,616	Northern Oil & Gas, Inc.	591,981
4,512	PBF Energy, Inc., Class A	205,386
7,289	REX American Resources Corp.*	329,098
22,164	SandRidge Energy, Inc.	303,647
2,942	Scorpio Tankers, Inc. (Monaco)	203,763
1,754	Teekay Tankers Ltd., Class A (Canada)	113,782

		8,721,370

Passenger Airlines – 0.7%
3,758	Allegiant Travel Co.*	441,941
3,414	Frontier Group Holdings, Inc.*	27,005
12,599	SkyWest, Inc.*	1,251,458

		1,720,404

Personal Care Products – 0.0%
2,849	Herbalife Ltd.*	37,464

Pharmaceuticals – 1.5%
1,310	Alumis, Inc.*	36,863
71,673	Amneal Pharmaceuticals, Inc.*	1,240,660
4,007	Definium Therapeutics, Inc.*	188,489
1,861	Indivior Pharmaceuticals, Inc.*	76,357
3,762	Innoviva, Inc.*	85,435
1,085	LB Pharmaceuticals, Inc.*	35,214

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – (continued)
1,081	Ligand Pharmaceuticals, Inc.*	$341,693
1,060	Liquidia Corp.*	84,514
1,759	MBX Biosciences, Inc.*	97,097
4,186	Nektar Therapeutics*	292,225
1,923	Omeros Corp.*(a)	18,288
9,806	Phathom Pharmaceuticals, Inc.*	106,395
3,221	Rapport Therapeutics, Inc.*	134,219
10,103	Supernus Pharmaceuticals, Inc.*	469,890
723	Theravance Biopharma, Inc.*	12,291
14,128	Third Harmonic Bio, Inc.*(b)	—

		3,219,630

Professional Services – 0.2%
4,850	Asure Software, Inc.*	38,509
4,263	Public Policy Holding Co., Inc.(a)	31,589
18,288	Upwork, Inc.*	152,888
31,184	Verra Mobility Corp.*	132,532
3,655	Willdan Group, Inc.*	289,110

		644,628

Real Estate Management & Development – 0.3%
8,500	Forestar Group, Inc.*	269,025
71,771	Opendoor Technologies, Inc.*	331,582

		600,607

Residential REITs – 0.9%
32,679	NexPoint Residential Trust, Inc. REIT	912,398
75,517	UMH Properties, Inc. REIT	1,143,327

		2,055,725

Retail REITs – 0.9%
5,516	Macerich Co. (The) REIT	138,948
36,242	Phillips Edison & Co., Inc. REIT	1,508,392
5,596	Tanger, Inc. REIT	220,874

		1,868,214

Semiconductors & Semiconductor Equipment – 2.9%
4,574	ACM Research, Inc., Class A*	580,395
4,726	Alpha & Omega Semiconductor Ltd.*	223,682
7,443	Ambarella, Inc.*	638,609
9,260	AXT, Inc.*	667,461
17,130	Cohu, Inc.*	1,266,078
6,306	Diodes, Inc.*	690,129
6,216	MaxLinear, Inc.*	795,834
29,909	Navitas Semiconductor Corp.*	535,969
1,542	QuickLogic Corp.*	30,794
15,156	Rigetti Computing, Inc.*	292,814
2,293	Silicon Laboratories, Inc.*	501,158
3,214	Ultra Clean Holdings, Inc.*	458,284

		6,681,207

Software – 6.8%
117,316	8x8, Inc.*	200,610
1,048	A10 Networks, Inc.	39,153
20,253	Adeia, Inc.	666,931
5,845	Agilysys, Inc.*	610,803
22,555	Alkami Technology, Inc.*	408,697
17,753	Arteris, Inc.*	862,618
23,643	Asana, Inc., Class A*	165,501

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
60,847	AvePoint, Inc.*	$682,095
26,320	Cerence, Inc.*	297,942
11,465	Cipher Digital Inc*	280,893
25,857	Cleanspark, Inc.*	376,219
10,279	Clear Secure, Inc., Class A	572,849
4,762	Consensus Cloud Solutions, Inc.*	181,670
5,263	Core Scientific, Inc.*	134,680
38,906	Digital Turbine, Inc.*	501,887
71,928	Domo, Inc., Class B*	225,135
13,881	D-Wave Quantum, Inc. (Canada)*	333,005
8,560	eGain Corp.*	53,928
8,559	Hut 8 Corp.*	988,094
3,319	Intapp, Inc.*	83,672
1,186	InterDigital, Inc.	335,792
23,553	Keel Infrastructure Corp.*	135,194
20,086	MARA Holdings, Inc.*	278,995
32,449	Ooma, Inc.*	623,670
29,613	Porch Group, Inc.*	445,380
34,114	Progress Software Corp.*	1,145,548
8,742	Q2 Holdings, Inc.*	420,490
20,922	Rapid7, Inc.*	169,468
7,032	Red Violet, Inc.*	448,079
28,912	Riot Platforms, Inc.*	791,611
20,955	Silvaco Group, Inc.*	288,969
12,357	SoundHound AI, Inc., Class A*(a)	79,950
24,698	Telos Corp.*	113,611
7,981	Tenable Holdings, Inc.*	294,339
4,899	Varonis Systems, Inc.*	205,562
40,001	Vertex, Inc., Class A*	459,212
8,907	Weave Communications, Inc.*	53,353
3,480	Xperi, Inc.*	28,640
63,054	Zeta Global Holdings Corp., Class A*	1,240,903

		15,225,148

Specialized REITs – 0.1%
4,448	Four Corners Property Trust, Inc. REIT	109,198
9,133	Smartstop Self Storage REIT, Inc. REIT	296,823

		406,021

Specialty Retail – 3.3%
24,071	Advance Auto Parts, Inc.	1,497,698
8,699	American Eagle Outfitters, Inc.	149,623
1,211	Boot Barn Holdings, Inc.*	198,931
7,142	Buckle, Inc. (The)	301,392
126,148	Camping World Holdings, Inc., Class A	962,509
6,299	Citi Trends, Inc.*	364,334
18,790	EVgo, Inc.*(a)	35,889
1,779	Group 1 Automotive, Inc.	517,991
34,891	RealReal, Inc. (The)*	411,365
519	RH*	85,495
22,932	Shoe Station Group, Inc.	340,082
6,696	Signet Jewelers Ltd.	577,195
21,779	ThredUp, Inc., Class A*	149,186
39,703	Upbound Group, Inc.	842,498
8,797	Victoria’s Secret & Co.*	734,373

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
23,741	Zumiez, Inc.*	$422,590

		7,591,151

Technology Hardware, Storage & Peripherals – 0.2%
16,271	Corsair Gaming, Inc.*	157,341
1,421	CPI Card Group, Inc.*	29,528
16,405	Eastman Kodak Co.*	151,746
2,703	One Stop Systems, Inc.*	49,141
1,799	Quantum Computing, Inc.*(a)	17,450

		405,206

Textiles, Apparel & Luxury Goods – 1.4%
60,989	Figs, Inc., Class A*	623,917
10,374	G-III Apparel Group Ltd.	349,708
23,169	Movado Group, Inc.	910,773
32,106	Steven Madden Ltd.	1,351,663

		3,236,061

Tobacco – 0.3%
8,379	Turning Point Brands, Inc.	710,623

Trading Companies & Distributors – 0.5%
4,329	Boise Cascade Co.	336,060
56,795	Custom Truck One Source, Inc.*	670,749
956	DXP Enterprises, Inc.*	161,316

		1,168,125

Wireless Telecommunication Services – 0.2%
61,961	Gogo, Inc.*	192,079
5,288	Telephone and Data Systems, Inc.	195,709

		387,788

TOTAL COMMON STOCKS (Cost $196,217,944)		230,852,452

Shares	Description	Dividend Rate	Value

Preferred Stock – 0.0%

Diversified Telecommunication Services – 0.0%
1	Liberty Latin America Ltd., Series A	9.00%	11
(Cost $11)

Shares	Dividend Rate	Value

Investment Company – 0.0%(c)

Goldman Sachs Central Government Fund - Institutional Shares
6,474	3.703%	6,474
(Cost $6,474)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $196,224,429)		230,858,937

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.8%(c)

Goldman Sachs Financial Square Government Fund – Institutional Shares
1,860,963	3.538%	$1,860,963
(Cost $1,860,963)

TOTAL INVESTMENTS – 101.8% (Cost $198,085,392)		$232,719,900

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.8)%		(4,218,119)

NET ASSETS – 100.0%		$228,501,781

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Russell 2000 E-Mini Index	10	09/18/26	$ 1,522,800	$ 15,382

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS VARIABLE INSURANCE TRUST-STRATEGIC GROWTH FUND

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%

Aerospace & Defense – 2.9%
10,901	Axon Enterprise, Inc.*	$6,111,210
22,811	General Electric Co.	8,525,155

		14,636,365

Automobiles – 1.9%
23,113	Tesla, Inc.*	9,721,328

Banks – 2.0%
70,023	Bank of America Corp.	3,989,911
18,546	JPMorgan Chase & Co.	6,070,662

		10,060,573

Biotechnology – 1.5%
3,290	Argenx SE ADR (Netherlands)*	3,052,363
119,654	Roivant Sciences Ltd.*	4,234,555

		7,286,918

Broadline Retail – 1.0%
20,527	Amazon.com, Inc.*	4,892,405

Commercial Services & Supplies – 0.3%
9,984	Waste Connections, Inc.	1,664,233

Communications Equipment – 1.4%
4,379	Lumentum Holdings, Inc.*	3,757,445
7,333	Motorola Solutions, Inc.	3,045,321

		6,802,766

Construction Materials – 1.2%
10,465	Martin Marietta Materials, Inc.	6,035,165

Consumer Finance – 0.8%
18,548	Capital One Financial Corp.	3,721,100

Consumer Staples Distribution & Retail – 1.2%
6,278	Costco Wholesale Corp.	5,872,881

Diversified Telecommunication Services – 0.2%
5,794	Space Exploration Technologies Corp., Class A*	989,963

Electrical Equipment – 4.5%
12,509	Eaton Corp. PLC	5,330,335
5,473	GE Vernova, Inc.	6,430,009
13,292	Rockwell Automation, Inc.	6,580,603
12,900	Vertiv Holdings Co., Class A	4,319,178

		22,660,125

Electronic Equipment, Instruments & Components – 1.2%
15,627	Coherent Corp.*	6,164,383

Entertainment – 1.3%
9,276	Spotify Technology SA*	4,258,890
9,814	TKO Group Holdings, Inc.	1,975,656

		6,234,546

Financial Services – 2.3%
22,467	Mastercard, Inc., Class A	11,539,051

Ground Transportation – 1.2%
28,528	Old Dominion Freight Line, Inc.	6,179,165

Health Care Equipment & Supplies – 1.6%
37,749	Edwards Lifesciences Corp.*	3,414,775
11,384	Intuitive Surgical, Inc.*	4,527,189

		7,941,964

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – 0.9%
31,136	Guardant Health, Inc.*	$4,671,334

Hotels, Restaurants & Leisure – 1.9%
23,426	DoorDash, Inc., Class A*	4,322,800
72,292	Dutch Bros, Inc., Class A*	5,191,289

		9,514,089

Interactive Media & Services – 16.3%
131,953	Alphabet, Inc., Class A	47,156,043
47,867	Alphabet, Inc., Class C	16,912,847
31,206	Meta Platforms, Inc., Class A	17,578,028

		81,646,918

IT Services – 1.6%
17,837	Cloudflare, Inc., Class A*	4,375,060
14,652	Snowflake, Inc.*	3,728,934

		8,103,994

Machinery – 1.9%
9,062	Caterpillar, Inc.	9,650,124

Oil, Gas & Consumable Fuels – 1.2%
22,065	Targa Resources Corp.	5,916,509

Pharmaceuticals – 4.1%
14,271	Eli Lilly & Co.	17,117,065
14,439	Johnson & Johnson	3,667,073

		20,784,138

Semiconductors & Semiconductor Equipment – 29.2%
35,520	Advanced Micro Devices, Inc.*	20,633,923
12,549	Applied Materials, Inc.	9,072,927
9,748	ARM Holdings PLC ADR*	3,456,349
40,329	Broadcom, Inc.	15,234,280
40,903	KLA Corp.	12,340,844
41,663	Marvell Technology, Inc.	12,410,991
13,044	Micron Technology, Inc.	15,056,559
291,015	NVIDIA Corp.	58,229,191

		146,435,064

Software – 10.3%
10,257	AppLovin Corp., Class A*	5,284,714
74,661	Microsoft Corp.	27,850,046
40,456	Palantir Technologies, Inc., Class A*	4,720,001
31,530	Palo Alto Networks, Inc.*	10,752,361
64,262	Samsara, Inc., Class A*	2,084,017
8,476	Zscaler, Inc.*	1,196,387

		51,887,526

Specialty Retail – 1.4%
12,438	Home Depot, Inc. (The)	4,386,634
13,306	Ross Stores, Inc.	2,832,182

		7,218,816

Technology Hardware, Storage & Peripherals – 3.1%
34,814	Apple, Inc.	10,073,779
8,888	Western Digital Corp.	5,676,943

		15,750,722

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-STRATEGIC GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Trading Companies & Distributors – 1.0%
4,416	United Rentals, Inc.	$5,002,842

TOTAL COMMON STOCKS (Cost $256,640,252)		498,985,007

Shares	Dividend Rate	Value

Investment Company – 2.0%(a)

Goldman Sachs Central Government Fund - Institutional Shares
10,047,472	3.703%	10,047,472
(Cost $10,047,472)

TOTAL INVESTMENTS – 101.4% (Cost $266,687,724)		$509,032,479

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		(7,100,720)

NET ASSETS – 100.0%		$501,931,759

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS VARIABLE INSURANCE TRUST-U.S. EQUITY INSIGHTS FUND

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%

Aerospace & Defense – 2.1%
8,440	Boeing Co. (The)*	$1,827,007
3,734	General Dynamics Corp.	1,322,732
1,633	General Electric Co.	610,301
12,405	Howmet Aerospace, Inc.	3,335,208
15,970	Karman Holdings, Inc.*	797,223

		7,892,471

Automobile Components – 0.1%
14,767	Gentex Corp.	373,162

Automobiles – 2.4%
21,503	Tesla, Inc.*	9,044,162

Banks – 3.4%
14,343	Bank of America Corp.	817,264
21,289	Central BanCo, Inc.	646,760
28,108	JPMorgan Chase & Co.	9,200,592
9,083	PNC Financial Services Group, Inc. (The)	2,236,416

		12,901,032

Beverages – 2.6%
59,625	Coca-Cola Co. (The)	4,845,724
35,154	PepsiCo, Inc.	4,759,851

		9,605,575

Biotechnology – 1.9%
13,324	AbbVie, Inc.	3,352,852
7,599	Vertex Pharmaceuticals, Inc.*	3,774,651

		7,127,503

Broadline Retail – 3.5%
54,508	Amazon.com, Inc.*	12,991,437

Capital Markets – 1.5%
976	Blackrock, Inc.	938,483
1,775	Cboe Global Markets, Inc.	430,739
15,057	CME Group, Inc.	3,325,037
2,272	Coinbase Global, Inc., Class A*	332,144
20,257	Invesco Ltd.	534,582
1,765	MarketAxess Holdings, Inc.	200,310

		5,761,295

Chemicals – 0.3%
2,045	Linde PLC	1,061,232

Commercial Services & Supplies – 0.4%
5,541	Clean Harbors, Inc.*	1,655,374

Communications Equipment – 0.5%
17,085	Cisco Systems, Inc.	2,006,804

Construction & Engineering – 0.6%
170	Comfort Systems USA, Inc.	336,931
1,171	EMCOR Group, Inc.	971,789
4,445	Everus Construction Group, Inc.*	737,648
138	Quanta Services, Inc.	99,366

		2,145,734

Construction Materials – 0.3%
21,316	Amrize Ltd.*	1,136,143

Consumer Finance – 2.2%
6,918	Capital One Financial Corp.	1,387,889

Shares	Description	Value

Common Stocks – (continued)

Consumer Finance – (continued)
31,115	OneMain Holdings, Inc.	$1,897,082
128,565	SoFi Technologies, Inc.*	2,305,170
36,675	Synchrony Financial	2,789,134

		8,379,275

Consumer Staples Distribution & Retail – 2.4%
2,775	Casey’s General Stores, Inc.	2,205,542
1,291	Costco Wholesale Corp.	1,207,692
47,460	Sysco Corp.	3,966,707
12,821	Walmart, Inc.	1,452,107

		8,832,048

Diversified Telecommunication Services – 0.2%
29,269	Comcast Corp., Class A	718,554

Electrical Equipment – 1.6%
13,374	AMETEK, Inc.	3,235,706
14,061	Emerson Electric Co.	2,012,832
2,789	Vertiv Holdings Co., Class A	933,813

		6,182,351

Electronic Equipment, Instruments & Components – 1.0%
4,278	Corning, Inc.	1,092,730
1,468	Fabrinet (Thailand)*	825,133
3,112	Jabil, Inc.	1,199,614
1,560	Littelfuse, Inc.	710,315

		3,827,792

Energy Equipment & Services – 0.1%
7,290	Baker Hughes Co.	404,595
1,917	TechnipFMC PLC (United Kingdom)	127,097

		531,692

Entertainment – 0.7%
17,431	Netflix, Inc.*	1,244,573
9,068	Roku, Inc.*	1,252,654

		2,497,227

Financial Services – 4.3%
15,678	Berkshire Hathaway, Inc., Class B*	7,845,114
27,251	Block, Inc.*	2,071,076
12,521	Mastercard, Inc., Class A	6,430,786

		16,346,976

Food Products – 0.3%
21,235	Tyson Foods, Inc., Class A	1,215,704

Ground Transportation – 1.2%
3,297	Old Dominion Freight Line, Inc.	714,130
3,464	Ryder System, Inc.	913,699
502	Saia, Inc.*	211,423
11,276	XPO, Inc.*	2,314,850

		4,154,102

Health Care Equipment & Supplies – 2.5%
15,527	Align Technology, Inc.*	2,618,784
64,908	Boston Scientific Corp.*	2,770,274
4,928	Cooper Cos., Inc. (The)*	353,387
16,706	GE HealthCare Technologies, Inc.	1,069,351
14,929	Globus Medical, Inc., Class A*	1,179,540

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-U.S. EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
293	Intuitive Surgical, Inc.*	$116,520
6,732	STERIS PLC	1,417,557

		9,525,413

Health Care Providers & Services – 2.9%
661	Chemed Corp.	307,854
38,601	CVS Health Corp.	3,993,273
3,713	Elevance Health, Inc.	1,435,929
10,196	HCA Healthcare, Inc.	3,975,318
581	Molina Healthcare, Inc.*	132,875
2,476	UnitedHealth Group, Inc.	1,029,100

		10,874,349

Health Care REITs – 1.2%
43,362	Healthpeak Properties, Inc. REIT	927,947
15,978	Welltower, Inc. REIT	3,626,527

		4,554,474

Hotel & Resort REITs – 0.1%
16,450	Host Hotels & Resorts, Inc. REIT	390,030

Hotels, Restaurants & Leisure – 2.8%
5,368	Airbnb, Inc., Class A*	768,161
68,953	Aramark	3,923,426
1,527	Cava Group, Inc.*	119,839
17,068	Chipotle Mexican Grill, Inc.*	580,312
820	Expedia Group, Inc.	209,821
4,072	Hilton Worldwide Holdings, Inc.	1,345,633
32,912	Starbucks Corp.	3,363,277
3,749	Viking Holdings Ltd.*	392,408

		10,702,877

Independent Power and Renewable Electricity Producers – 0.1%
797	Talen Energy Corp.*	306,255

Industrial REITs – 0.0%
2,784	Lineage, Inc. REIT	120,408

Insurance – 0.1%
702	Kinsale Capital Group, Inc.	231,526
2,399	Loews Corp.	271,591

		503,117

Interactive Media & Services – 7.2%
12,932	Alphabet, Inc., Class A	4,621,509
41,005	Alphabet, Inc., Class C	14,488,296
11,141	Meta Platforms, Inc., Class A	6,275,614
10,222	Reddit, Inc., Class A*	1,774,335

		27,159,754

IT Services – 0.5%
4,892	Gartner, Inc.*	634,101
3,798	International Business Machines Corp.	1,068,035

		1,702,136

Life Sciences Tools & Services – 0.5%
6,264	IQVIA Holdings, Inc.*	1,210,330
10,974	Tempus AI, Inc., Class A*	635,724

		1,846,054

Machinery – 2.0%
1,143	Caterpillar, Inc.	1,217,181

Shares	Description	Value

Common Stocks – (continued)

Machinery – (continued)
15,279	Illinois Tool Works, Inc.	$4,132,511
1,596	Mueller Industries, Inc.	196,196
14,717	PACCAR, Inc.	1,767,806
390	Parker-Hannifin Corp.	381,467

		7,695,161

Marine Transportation – 0.6%
17,720	Kirby Corp.*	2,409,388

Media – 0.3%
53,599	Trade Desk, Inc. (The), Class A*	969,070

Metals & Mining – 0.5%
	Anglogold Ashanti PLC
11,098	(Australia)	897,717
21,742	Coeur Mining, Inc.	354,829
5,162	Newmont Corp.	482,131

		1,734,677

Oil, Gas & Consumable Fuels – 2.5%
2,934	Antero Resources Corp.*	103,101
6,361	Chevron Corp.	1,054,399
5,501	ConocoPhillips	571,884
23,554	Exxon Mobil Corp.	3,220,303
119,982	Kinder Morgan, Inc.	3,835,825
1,057	Targa Resources Corp.	283,424
1,767	Valero Energy Corp.	460,197

		9,529,133

Personal Care Products – 0.3%
14,463	elf Beauty, Inc.*	1,070,262

Pharmaceuticals – 3.1%
5,237	Eli Lilly & Co.	6,281,415
21,119	Johnson & Johnson	5,363,592

		11,645,007

Semiconductors & Semiconductor Equipment – 17.9%
8,722	Advanced Micro Devices, Inc.*	5,066,697
38,241	Broadcom, Inc.	14,445,538
17,904	Intel Corp.*	2,499,936
2,049	Lattice Semiconductor Corp.*	313,415
1,558	MACOM Technology Solutions Holdings, Inc.*	592,616
11,221	Microchip Technology, Inc.	1,023,355
7,399	Micron Technology, Inc.	8,540,592
326	Monolithic Power Systems, Inc.	450,649
145,097	NVIDIA Corp.	29,032,459
18,890	Texas Instruments, Inc.	5,630,542

		67,595,799

Software – 7.1%
1,699	AppLovin Corp., Class A*	875,376
5,291	Elastic NV*	301,693
23,098	Fortinet, Inc.*	3,548,315
34,590	Microsoft Corp.	12,902,762
15,999	Oracle Corp.	2,344,653
24,935	Palantir Technologies, Inc., Class A*	2,909,166
7,718	Synopsys, Inc.*	3,442,768
5,510	Zoom Communications, Inc.*	475,568

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS VARIABLE INSURANCE TRUST-U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
858	Zscaler, Inc.*	$121,107

		26,921,408

Specialized REITs – 0.6%
7,207	Lamar Advertising Co., Class A REIT	1,124,148
35,724	VICI Properties, Inc. REIT	948,472

		2,072,620

Specialty Retail – 2.7%
766	AutoNation, Inc.*	142,315
6,200	Burlington Stores, Inc.*	1,964,160
2,105	Carvana Co.*	138,551
32,599	O’Reilly Automotive, Inc.*	3,002,042
31,612	TJX Cos., Inc. (The)	4,789,218

		10,036,286

Technology Hardware, Storage & Peripherals – 9.1%
100,504	Apple, Inc.	29,081,838
419	Sandisk Corp.*	952,693
1,774	Seagate Technology Holdings PLC	1,711,910
3,852	Western Digital Corp.	2,460,349

		34,206,790

Textiles, Apparel & Luxury Goods – 0.3%
6,861	Birkenstock Holding PLC (Germany)*(a)	295,229
4,195	Deckers Outdoor Corp.*	416,521
16,414	On Holding AG, Class A (Switzerland)*	581,384

		1,293,134

Shares	Description	Value

Common Stocks – (continued)

Wireless Telecommunication Services – 0.6%
14,292	T-Mobile US, Inc.	$2,397,197

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $251,275,190)		373,648,444

	Dividend Rate

Securities Lending Reinvestment Vehicle – 0.1%(b)

Goldman Sachs Financial Square Government Fund – Institutional Shares
289,250	3.538%	289,250
(Cost $289,250)

TOTAL INVESTMENTS – 99.2% (Cost $251,564,440)		$373,937,694

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		3,060,026

NET ASSETS – 100.0%		$376,997,720

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

 FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	6	09/18/26	$ 2,264,475	$ (23,755)

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Assets and Liabilities June 30, 2026 (Unaudited)

	International Equity Insights Fund	Large Cap Value Fund	Mid Cap Growth Fund	Mid Cap Value Fund

Assets:

Investments in unaffiliated issuers, at value (cost $112,120,539, $231,335,809, $54,866,474 and $413,327,052, respectively)	$133,194,693	$282,304,368	$71,514,307	$485,271,887
Investments in affiliated issuers, at value (cost $498, $104,489, $2,046,905 and $94,648, respectively)	498	104,489	2,046,905	94,648
Cash	1,696,732	591,305	61,005	570,057
Foreign Currency, at value (cost $1,096,769, $–, $– and $–, respectively)	1,094,753	—	—	—
Receivables:
Collateral on certain derivative contracts	800,506	—	—	—
Foreign tax reclaims	497,857	4,831	—	843
Investments sold	289,417	—	1,872,422	6,661,888
Dividends	126,717	153,740	12,353	390,916
Reimbursement from investment adviser	12,051	8,539	8,269	3,969
Fund shares sold	5,529	5,166	5,840	124,322
Securities lending income	25	—	—	31
Variation margin on futures contracts	17,895	—	—	—
Other assets	—	168	2,737	615

Total assets	137,736,673	283,172,606	75,523,838	493,119,176

Liabilities:

Payables:
Due to broker	616,877	—	—	—
Investments purchased	289,469	—	1,818,896	2,367,909
Accrued professional fees	73,125	66,146	65,705	65,409
Management fees	43,730	79,027	23,636	155,842
Fund shares redeemed	20,541	311,906	29,636	795,836
Distribution and Service fees and Transfer Agency fees	5,201	20,221	7,427	16,202
Accrued expenses	39,291	26,839	25,486	84,295

Total liabilities	1,088,234	504,139	1,970,786	3,485,493

Net Assets:

Paid-in capital	96,876,874	178,190,816	51,405,324	339,166,679
Total distributable earnings	39,771,565	104,477,651	22,147,728	150,467,004

NET ASSETS	$136,648,439	$282,668,467	$73,553,052	$489,633,683
Net Assets:
Institutional	$96,848,263	$93,855,525	$4,618,408	$372,068,511
Service	39,800,176	188,812,942	68,934,644	117,565,172
Total Net Assets	$136,648,439	$282,668,467	$73,553,052	$489,633,683
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	8,238,842	9,717,617	364,210	19,705,426
Service	3,367,126	19,534,086	6,022,871	6,140,043
Net asset value, offering and redemption price per share:
Institutional	$11.76	$9.66	$12.68	$18.88
Service	11.82	9.67	11.45	19.15

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Assets and Liabilities (continued) June 30, 2026 (Unaudited)

	Small Cap Equity Insights Fund	Strategic Growth Fund	U.S. Equity Insights Fund

Assets:

Investments in unaffiliated issuers, at value (cost $196,217,955, $256,640,252 and $251,275,190, respectively)(a)	$230,852,463	$498,985,007	$373,648,444
Investments in affiliated issuers, at value (cost $6,474, $10,047,472 and $–, respectively)	6,474	10,047,472	—
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,860,963	—	289,250
Cash	2,293,740	539,024	3,373,630
Receivables:
Dividends	171,510	11,609	125,416
Fund shares sold	167,675	60,831	36,611
Securities lending income	3,418	—	3,209
Foreign tax reclaims	2,224	2,708	1,006
Reimbursement from investment adviser	2,098	9,665	10,543
Investments sold	—	2,657,600	—
Collateral on certain derivative contracts	—	—	165,341
Variation margin on futures contracts	6,622	—	14,498
Other assets	30	289	1,967

Total assets	235,367,217	512,314,205	377,669,915

Liabilities:
Payables:
Fund shares redeemed	4,838,455	277,864	194,059
Payable upon return of securities loaned	1,860,963	—	289,250
Accrued professional fees	67,251	65,835	66,486
Management fees	65,595	136,172	83,363
Distribution and Service fees and Transfer Agency fees	8,840	30,966	7,693
Investments purchased	—	9,829,160	—
Accrued expenses	24,332	42,449	31,344

Total liabilities	6,865,436	10,382,446	672,195

Net Assets:
Paid-in capital	156,466,114	172,804,943	233,528,488
Total distributable earnings	72,035,667	329,126,816	143,469,232

NET ASSETS	$228,501,781	$501,931,759	$376,997,720
Net Assets:
Institutional	$159,148,054	$231,367,319	$332,000,388
Service	69,353,727	270,564,440	44,997,332
Total Net Assets	$228,501,781	$501,931,759	$376,997,720
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	8,849,179	13,239,984	14,457,497
Service	3,923,299	15,819,333	1,938,684
Net asset value, offering and redemption price per share:
Institutional	$17.98	$17.47	$22.96
Service	17.68	17.10	23.21

(a)	Includes loaned securities having a market value of $1,760,159, $– and $279,695 for Small Cap Equity Insights Fund, Strategic Growth Fund and U.S. Equity Insights Fund, respectively.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Operations June 30, 2026 (Unaudited)

	International Equity Insights Fund	Large Cap Value Fund	Mid Cap Growth Fund	Mid Cap Value Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $287,875, $2,748, $– and $–, respectively)	$2,493,332	$2,038,152	$130,797	$3,440,477

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	11,293	39	163	4,682

Dividends — affiliated issuers	748	13,556	23,130	59,726

Total Investment Income	2,505,373	2,051,747	154,090	3,504,885

Expenses:

Management fees	532,342	966,884	278,922	1,786,745

Custody, accounting and administrative services	65,843	26,519	19,283	35,353

Professional fees	65,753	58,810	58,332	58,097

Distribution and/or Service (12b-1) fees	49,209	227,787	74,976	142,252

Printing and mailing costs	15,607	17,228	15,795	—

Trustee fees	13,647	13,770	13,586	13,951

Transfer Agency fees(a)	13,145	26,858	6,412	46,409

Other	3,386	3,361	4,875	4,792

Total expenses	758,932	1,341,217	472,181	2,087,599

Less — expense reductions	(181,324)	(186,572)	(160,300)	(58,626)

Net expenses	577,608	1,154,645	311,881	2,028,973

NET INVESTMENT INCOME (LOSS)	1,927,765	897,102	(157,791)	1,475,912

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	15,065,461	53,694,774	4,709,543	66,400,376

Foreign currency transactions	3,228	14	47	805

Futures contracts	164,174	—	—	—

Forward foreign currency exchange contracts	(8,810)	—	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(799,882)	(9,417,732)	5,762,072	1,232,926

Futures contracts	20,961	—	—	—

Foreign currency translations	(30,364)	(161)	—	(28)

Net realized and unrealized gain	14,414,768	44,276,895	10,471,662	67,634,079

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,342,533	$45,173,997	$10,313,871	$69,109,991

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Institutional	Service
International Equity Insights Fund	$9,208	$3,937
Large Cap Value Fund	8,635	18,223
Mid Cap Growth Fund	414	5,998
Mid Cap Value Fund	35,029	11,380

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Operations (continued) June 30, 2026 (Unaudited)

	Small Cap Equity Insights Fund	Strategic Growth Fund	U.S. Equity Insights Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,067, $1,042 and $1,009, respectively)	$1,488,075	$1,195,828	$1,950,657

Dividends — affiliated issuers	25,392	69,417	—

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	14,040	—	4,026

Total Investment Income	1,527,507	1,265,245	1,954,683

Expenses:

Management fees	699,172	1,608,327	1,139,813

Distribution and/or Service (12b-1) fees	73,506	303,209	55,237

Professional fees	59,922	58,533	59,019

Custody, accounting and administrative services	32,090	36,315	34,455

Transfer Agency fees(a)	19,977	45,305	36,768

Printing and mailing costs	16,995	15,910	13,475

Trustee fees	13,701	13,993	13,899

Other	5,672	7,326	7,477

Total expenses	921,035	2,088,918	1,360,143

Less — expense reductions	(35,157)	(192,075)	(276,883)

Net expenses	885,878	1,896,843	1,083,260

NET INVESTMENT INCOME (LOSS)	641,629	(631,598)	871,423

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	35,561,662	63,167,384	18,613,479

Futures contracts	507,542	—	176,917

Foreign currency transactions	—	5	(4)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	10,114,083	(8,620,314)	(448,853)

Foreign currency translations	—	(90)	—

Futures contracts	99,005	—	(24,804)

Net realized and unrealized gain	46,282,292	54,546,985	18,316,735

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,923,921	$53,915,387	$19,188,158

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Institutional	Service
Small Cap Equity Insights Fund	$14,096	$5,881
Strategic Growth Fund	21,048	24,257
U.S. Equity Insights Fund	32,349	4,419

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets June 30, 2026 (Unaudited)

	International Equity Insights Fund		Large Cap Value Fund

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025

From operations:

Net investment income	$1,927,765	$2,385,170	$897,102	$2,265,050

Net realized gain	15,224,053	16,989,459	53,694,788	30,788,771

Net change in unrealized gain (loss)	(809,285)	17,337,982	(9,417,893)	(6,750,801)

Net increase in net assets resulting from operations	16,342,533	36,712,611	45,173,997	26,303,020

Distributions to shareholders:

From distributable earnings:

Institutional Shares	–	(12,618,389)	–	(12,045,590)

Service Shares	–	(5,558,963)	–	(26,076,765)

Total distributions to shareholders	–	(18,177,352)	–	(38,122,355)

From share transactions:

Proceeds from sales of shares	4,940,575	17,473,431	1,546,627	10,077,718

Reinvestment of distributions	–	18,177,352	–	38,122,355

Cost of shares redeemed	(12,471,879)	(24,396,506)	(29,649,622)	(43,638,709)

Net increase (decrease) in net assets resulting from share transactions	(7,531,304)	11,254,277	(28,102,995)	4,561,364

TOTAL INCREASE (DECREASE)	8,811,229	29,789,536	17,071,002	(7,257,971)

Net Assets:

Beginning of period	$127,837,210	$98,047,674	$265,597,465	$272,855,436

End of period	$136,648,439	$127,837,210	$282,668,467	$265,597,465

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets (continued) June 30, 2026 (Unaudited)

	Mid Cap Growth Fund		Mid Cap Value Fund

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025

From operations:

Net investment income (loss)	$(157,791)	$(262,630)	$1,475,912	$4,233,287

Net realized gain	4,709,590	8,082,458	66,401,181	51,784,291

Net change in unrealized gain (loss)	5,762,072	(3,594,215)	1,232,898	(18,082,256)

Net increase in net assets resulting from operations	10,313,871	4,225,613	69,109,991	37,935,322

Distributions to shareholders:

From distributable earnings:

Institutional Shares	–	(647,552)	–	(38,937,278)

Service Shares	–	(10,316,086)	–	(12,730,385)

Total distributions to shareholders	–	(10,963,638)	–	(51,667,663)

From share transactions:

Proceeds from sales of shares	8,923,969	11,607,162	12,100,108	62,581,796

Reinvestment of distributions	–	10,963,638	–	51,667,663

Cost of shares redeemed	(9,057,986)	(16,953,531)	(37,818,536)	(103,643,998)

Net increase (decrease) in net assets resulting from share transactions	(134,017)	5,617,269	(25,718,428)	10,605,461

TOTAL INCREASE (DECREASE)	10,179,854	(1,120,756)	43,391,563	(3,126,880)

Net Assets:

Beginning of period	$63,373,198	$64,493,954	$446,242,120	$449,369,000

End of period	$73,553,052	$63,373,198	$489,633,683	$446,242,120

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets (continued) June 30, 2026 (Unaudited)

	Small Cap Equity Insights Fund		Strategic Growth Fund

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025

From operations:

Net investment income (loss)	$641,629	$897,569	$(631,598)	$(1,299,880)

Net realized gain	36,069,204	11,128,292	63,167,389	79,311,723

Net change in unrealized gain (loss)	10,213,088	12,745,240	(8,620,404)	(8,672,626)

Net increase in net assets resulting from operations	46,923,921	24,771,101	53,915,387	69,339,217

Distributions to shareholders:

From distributable earnings:

Institutional Shares	–	(10,631,236)	–	(31,726,909)

Service Shares	–	(4,217,779)	–	(37,446,533)

Total distributions to shareholders	–	(14,849,015)	–	(69,173,442)

From share transactions:

Proceeds from sales of shares	23,320,122	26,385,156	50,788,740	90,165,692

Reinvestment of distributions	–	14,849,015	–	69,173,442

Cost of shares redeemed	(20,019,641)	(25,503,539)	(63,593,499)	(125,871,781)

Net increase (decrease) in net assets resulting from share transactions	3,300,481	15,730,632	(12,804,759)	33,467,353

TOTAL INCREASE	50,224,402	25,652,718	41,110,628	33,633,128

Net Assets:

Beginning of period	$178,277,379	$152,624,661	$460,821,131	$427,188,003

End of period	$228,501,781	$178,277,379	$501,931,759	$460,821,131

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets (continued) June 30, 2026 (Unaudited)

	U.S. Equity Insights Fund

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025

From operations:

Net investment income	$871,423	$2,231,723

Net realized gain	18,790,392	36,351,895

Net change in unrealized gain (loss)	(473,657)	15,613,070

Net increase in net assets resulting from operations	19,188,158	54,196,688

Distributions to shareholders:

From distributable earnings:

Institutional Shares	–	(43,615,530)

Service Shares	–	(6,009,559)

Total distributions to shareholders	–	(49,625,089)

From share transactions:

Proceeds from sales of shares	5,692,489	24,114,224

Reinvestment of distributions	–	49,625,089

Cost of shares redeemed	(27,343,619)	(72,299,998)

Net increase (decrease) in net assets resulting from share transactions	(21,651,130)	1,439,315

TOTAL INCREASE (DECREASE)	(2,462,972)	6,010,914

Net Assets:

Beginning of period	$379,460,692	$373,449,778

End of period	$376,997,720	$379,460,692

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Institutional Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023		2022		2021

Per Share Data

Net asset value, beginning of period	$10.39		$8.79	$8.86	$7.66		$9.16		$8.62

Net investment income(a)	0.17		0.22	0.21 (b)	0.20	(c)	0.25	(d)	0.21

Net realized and unrealized gain (loss)	1.20		3.11	0.35	1.23		(1.49)		0.83

Total from investment operations	1.37		3.33	0.56	1.43		(1.24)		1.04

Distributions to shareholders from net investment income	–		(0.29)	(0.29)	(0.23)		(0.26)		(0.27)

Distributions to shareholders from net realized gains	–		(1.44)	(0.34)	–		–		(0.23)

Total distributions	–		(1.73)	(0.63)	(0.23)		(0.26)		(0.50)

Net asset value, end of period	$11.76		$10.39	$8.79	$8.86		$7.66		$9.16

Total Return(e)	13.19%		38.48%	6.13%	18.71%		(13.55)%		12.17%

Net assets, end of period (in 000’s)	$96,848		$88,705	$64,825	$67,221		$59,170		$63,179

Ratio of net expenses to average net assets	0.80	%(f)	0.80%	0.81%	0.82%		0.83%		0.85%

Ratio of total expenses to average net assets	1.08	%(f)	1.12%	1.09%	1.10%		0.99%		1.14%

Ratio of net investment income to average net assets	3.02	%(f)	2.14%	2.19%	2.38	%(c)	3.09	%(d)	2.22%

Portfolio turnover rate(g)	76%		156%	151%	162%		164%		167%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.33% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.45% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Service Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023		2022		2021

Per Share Data

Net asset value, beginning of period	$10.46		$8.84	$8.90	$7.70		$9.20		$8.66

Net investment income(a)	0.15		0.20	0.19 (b)	0.18	(c)	0.22	(d)	0.19

Net realized and unrealized gain (loss)	1.21		3.12	0.35	1.23		(1.48)		0.83

Total from investment operations	1.36		3.32	0.54	1.41		(1.26)		1.02

Distributions to shareholders from net investment income	–		(0.26)	(0.26)	(0.21)		(0.24)		(0.25)

Distributions to shareholders from net realized gains	–		(1.44)	(0.34)	–		–		(0.23)

Total distributions	–		(1.70)	(0.60)	(0.21)		(0.24)		(0.48)

Net asset value, end of period	$11.82		$10.46	$8.84	$8.90		$7.70		$9.20

Total Return(e)	13.00%		38.15%	5.81%	18.43%		(13.72)%		11.81%

Net assets, end of period (in 000’s)	$39,800		$39,132	$33,223	$37,682		$34,154		$44,372

Ratio of net expenses to average net assets	1.05	%(f)	1.05%	1.06%	1.07%		1.09%		1.10%

Ratio of total expenses to average net assets	1.33	%(f)	1.36%	1.34%	1.35%		1.25%		1.40%

Ratio of net investment income to average net assets	2.74	%(f)	1.96%	1.98%	2.14	%(c)	2.74	%(d)	1.97%

Portfolio turnover rate(g)	76%		156%	151%	162%		164%		167%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.33% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.45% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Institutional Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.18		$8.62	$8.43	$8.34	$9.97	$9.27

Net investment income(a)	0.04		0.09	0.12	0.11	0.13	0.11

Net realized and unrealized gain (loss)	1.44		0.84	1.39	0.93	(0.72)	2.09

Total from investment operations	1.48		0.93	1.51	1.04	(0.59)	2.20

Distributions to shareholders from net investment income	–		(0.10)	(0.14)	(0.16)	(0.13)	(0.13)

Distributions to shareholders from net realized gains	–		(1.27)	(1.18)	(0.79)	(0.91)	(1.37)

Total distributions	–		(1.37)	(1.32)	(0.95)	(1.04)	(1.50)

Net asset value, end of period	$9.66		$8.18	$8.62	$8.43	$8.34	$9.97

Total Return(b)	18.09%		10.88%	17.10%	13.01%	(6.37)%	24.13%

Net assets, end of period (in 000’s)	$93,856		$83,354	$85,065	$80,219	$145,165	$179,541

Ratio of net expenses to average net assets	0.70	%(c)	0.70%	0.70%	0.71%	0.70%	0.69%

Ratio of total expenses to average net assets	0.83	%(c)	0.83%	0.81%	0.79%	0.80%	0.79%

Ratio of net investment income to average net assets	0.83	%(c)	0.97%	1.26%	1.33%	1.38%	1.08%

Portfolio turnover rate(d)	68%		81%	57%	58%	46%	54%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Service Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.19		$8.63	$8.44	$8.35	$9.98	$9.27

Net investment income(a)	0.03		0.07	0.10	0.10	0.11	0.09

Net realized and unrealized gain (loss)	1.45		0.84	1.38	0.91	(0.72)	2.09

Total from investment operations	1.48		0.91	1.48	1.01	(0.61)	2.18

Distributions to shareholders from net investment income	–		(0.08)	(0.11)	(0.13)	(0.11)	(0.10)

Distributions to shareholders from net realized gains	–		(1.27)	(1.18)	(0.79)	(0.91)	(1.37)

Total distributions	–		(1.35)	(1.29)	(0.92)	(1.02)	(1.47)

Net asset value, end of period	$9.67		$8.19	$8.63	$8.44	$8.35	$9.98

Total Return(b)	18.07%		10.60%	16.79%	12.71%	(6.57)%	23.93%

Net assets, end of period (in 000’s)	$188,813		$182,244	$187,791	$200,479	$238,371	$307,721

Ratio of net expenses to average net assets	0.93	%(c)	0.93%	0.93%	0.94%	0.93%	0.92%

Ratio of total expenses to average net assets	1.08	%(c)	1.08%	1.06%	1.04%	1.05%	1.04%

Ratio of net investment income to average net assets	0.59	%(c)	0.80%	1.03%	1.12%	1.15%	0.84%

Portfolio turnover rate(d)	68%		81%	57%	58%	46%	54%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Institutional Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.83		$11.97	$10.99	$9.32	$13.05	$13.93

Net investment loss(a)	(0.02)		(0.03)	(0.03)	(0.01)	(0.02)	(0.07)

Net realized and unrealized gain (loss)	1.87		0.94	2.38	1.75	(3.38)	1.71

Total from investment operations	1.85		0.91	2.35	1.74	(3.40)	1.64

Distributions to shareholders from net realized gains	–		(2.05)	(1.37)	(0.07)	(0.33)	(2.52)

Net asset value, end of period	$12.68		$10.83	$11.97	$10.99	$9.32	$13.05

Total Return(b)	17.08%		7.42%	20.48%	18.68%	(26.20)%	11.65%

Net assets, end of period (in 000’s)	$4,618		$4,059	$1,768	$1,408	$1,132	$483

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.83%	0.82%	0.83%

Ratio of total expenses to average net assets	1.24	%(c)	1.24%	1.13%	1.15%	1.20%	1.33%

Ratio of net investment loss to average net assets	(0.36	)%(c)	(0.27)%	(0.22)%	(0.06)%	(0.16)%	(0.47)%

Portfolio turnover rate(d)	78%		83%	73%	63%	59%	50%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Service Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.79		$11.01	$10.21	$8.68	$12.20	$13.19

Net investment loss(a)	(0.03)		(0.05)	(0.04)	(0.02)	(0.03)	(0.09)

Net realized and unrealized gain (loss)	1.69		0.88	2.21	1.62	(3.16)	1.62

Total from investment operations	1.66		0.83	2.17	1.60	(3.19)	1.53

Distributions to shareholders from net realized gains	–		(2.05)	(1.37)	(0.07)	(0.33)	(2.52)

Net asset value, end of period	$11.45		$9.79	$11.01	$10.21	$8.68	$12.20

Total Return(b)	16.85%		7.36%	20.29%	18.45%	(26.30)%	11.48%

Net assets, end of period (in 000’s)	$68,935		$59,314	$62,726	$60,854	$51,286	$76,986

Ratio of net expenses to average net assets	0.98	%(c)	0.98%	0.98%	0.98%	0.98%	0.99%

Ratio of total expenses to average net assets	1.49	%(c)	1.49%	1.38%	1.40%	1.51%	1.43%

Ratio of net investment loss to average net assets	(0.50	)%(c)	(0.43)%	(0.37)%	(0.22)%	(0.36)%	(0.62)%

Portfolio turnover rate(d)	78%		83%	73%	63%	59%	50%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Institutional Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.29		$16.87	$16.01	$14.89	$19.53	$17.23

Net investment income(a)	0.06		0.18	0.16	0.14	0.16	0.09

Net realized and unrealized gain (loss)	2.53		1.38	1.90	1.53	(1.98)	5.20

Total from investment operations	2.59		1.56	2.06	1.67	(1.82)	5.29

Distributions to shareholders from net investment income	–		(0.21)	(0.18)	(0.16)	(0.13)	(0.10)

Distributions to shareholders from net realized gains	–		(1.93)	(1.02)	(0.39)	(2.69)	(2.89)

Total distributions	–		(2.14)	(1.20)	(0.55)	(2.82)	(2.99)

Net asset value, end of period	$18.88		$16.29	$16.87	$16.01	$14.89	$19.53

Total Return(b)	15.90%		9.39%	12.40%	11.42%	(9.99)%	30.95%

Net assets, end of period (in 000’s)	$372,069		$334,357	$331,816	$326,257	$311,440	$383,315

Ratio of net expenses to average net assets	0.81	%(c)	0.82%	0.84%	0.84%	0.83%	0.83%

Ratio of total expenses to average net assets	0.84	%(c)	0.84%	0.84%	0.85%	0.85%	0.85%

Ratio of net investment income to average net assets	0.70	%(c)	1.04%	0.96%	0.96%	0.89%	0.46%

Portfolio turnover rate(d)	87%		96%	62%	92%	75%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Service Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.54		$17.10	$16.21	$15.07	$19.73	$17.39

Net investment income(a)	0.04		0.14	0.12	0.11	0.10	0.04

Net realized and unrealized gain (loss)	2.57		1.40	1.92	1.54	(1.99)	5.24

Total from investment operations	2.61		1.54	2.04	1.65	(1.89)	5.28

Distributions to shareholders from net investment income	–		(0.17)	(0.13)	(0.12)	(0.08)	(0.05)

Distributions to shareholders from net realized gains	–		(1.93)	(1.02)	(0.39)	(2.69)	(2.89)

Total distributions	–		(2.10)	(1.15)	(0.51)	(2.77)	(2.94)

Net asset value, end of period	$19.15		$16.54	$17.10	$16.21	$15.07	$19.73

Total Return(b)	15.78%		9.13%	12.16%	11.11%	(10.23)%	30.57%

Net assets, end of period (in 000’s)	$117,565		$111,886	$117,553	$122,734	$89,460	$169,283

Ratio of net expenses to average net assets	1.06	%(c)	1.07%	1.08%	1.09%	1.08%	1.08%

Ratio of total expenses to average net assets	1.09	%(c)	1.09%	1.09%	1.10%	1.10%	1.10%

Ratio of net investment income to average net assets	0.45	%(c)	0.80%	0.71%	0.73%	0.56%	0.21%

Portfolio turnover rate(d)	87%		96%	62%	92%	75%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Institutional Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023		2022		2021

Per Share Data

Net asset value, beginning of period	$14.28		$13.44	$12.28	$10.40		$13.08		$13.51

Net investment income(a)	0.06		0.09	0.07	0.08	(b)	0.07	(c)	0.05	(d)

Net realized and unrealized gain (loss)	3.64		2.07	2.37	1.92		(2.59)		3.17

Total from investment operations	3.70		2.16	2.44	2.00		(2.52)		3.22

Distributions to shareholders from net investment income	–		(0.11)	(0.14)	(0.12)		(0.04)		(0.08)

Distributions to shareholders from net realized gains	–		(1.21)	(1.14)	–		(0.12)		(3.57)

Total distributions	–		(1.32)	(1.28)	(0.12)		(0.16)		(3.65)

Net asset value, end of period	$17.98		$14.28	$13.44	$12.28		$10.40		$13.08

Total Return(e)	25.91%		16.14%	19.05%	19.28%		(19.38)%		23.79%

Net assets, end of period (in 000’s)	$159,148		$126,484	$114,090	$95,809		$87,877		$108,716

Ratio of net expenses to average net assets	0.81	%(f)	0.81%	0.81%	0.82%		0.81%		0.81%

Ratio of total expenses to average net assets	0.85	%(f)	0.88%	0.87%	0.87%		0.95%		0.93%

Ratio of net investment income to average net assets	0.72	%(f)	0.63%	0.54%	0.75	%(b)	0.65	%(c)	0.34	%(d)

Portfolio turnover rate(g)	90%		153%	158%	152%		163%		172%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.26% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.21% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.22% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Service Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023		2022		2021

Per Share Data

Net asset value, beginning of period	$14.05		$13.25	$12.12	$10.27		$12.93		$13.39

Net investment income(a)	0.04		0.05	0.04	0.06	(b)	0.05	(c)	0.01	(d)

Net realized and unrealized gain (loss)	3.59		2.03	2.34	1.88		(2.58)		3.14

Total from investment operations	3.63		2.08	2.38	1.94		(2.53)		3.15

Distributions to shareholders from net investment income	–		(0.07)	(0.11)	(0.09)		(0.01)		(0.04)

Distributions to shareholders from net realized gains	–		(1.21)	(1.14)	–		(0.12)		(3.57)

Total distributions	–		(1.28)	(1.25)	(0.09)		(0.13)		(3.61)

Net asset value, end of period	$17.68		$14.05	$13.25	$12.12		$10.27		$12.93

Total Return(e)	25.84%		15.82%	18.82%	18.95%		(19.64)%		23.50%

Net assets, end of period (in 000’s)	$69,354		$51,793	$38,534	$27,827		$21,617		$22,114

Ratio of net expenses to average net assets	1.06	%(f)	1.06%	1.06%	1.07%		1.06%		1.06%

Ratio of total expenses to average net assets	1.10	%(f)	1.13%	1.12%	1.12%		1.20%		1.18%

Ratio of net investment income to average net assets	0.47	%(f)	0.39%	0.29%	0.50	%(b)	0.43	%(c)	0.09	%(d)

Portfolio turnover rate(g)	90%		153%	158%	152%		163%		172%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.26% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.21% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.22% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth Fund

	Institutional Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$15.49		$15.39	$12.54	$9.20	$16.63	$15.43

Net investment loss(a)	(0.01)		(0.03)	(0.02)	(0.01)	(0.01)	(0.05)

Net realized and unrealized gain (loss)	1.99		2.81	4.08	3.84	(5.24)	3.46

Total from investment operations	1.98		2.78	4.06	3.83	(5.25)	3.41

Distributions to shareholders from net realized gains	–		(2.68)	(1.21)	(0.49)	(2.18)	(2.21)

Net asset value, end of period	$17.47		$15.49	$15.39	$12.54	$9.20	$16.63

Total Return(b)	12.85%		17.92%	32.37%	41.94%	(32.52)%	21.93%

Net assets, end of period (in 000’s)	$231,367		$213,126	$191,210	$160,030	$122,077	$187,144

Ratio of net expenses to average net assets	0.70	%(c)	0.70%	0.72%	0.75%	0.74%	0.73%

Ratio of total expenses to average net assets	0.79	%(c)	0.79%	0.79%	0.79%	0.82%	0.79%

Ratio of net investment loss to average net assets	(0.15	)%(c)	(0.17)%	(0.13)%	(0.06)%	(0.11)%	(0.27)%

Portfolio turnover rate(d)	37%		54%	39%	47%	29%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth Fund

	Service Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$15.18		$15.17	$12.40	$9.12	$16.55	$15.41

Net investment loss(a)	(0.03)		(0.07)	(0.05)	(0.03)	(0.05)	(0.09)

Net realized and unrealized gain (loss)	1.95		2.76	4.03	3.80	(5.20)	3.44

Total from investment operations	1.92		2.69	3.98	3.77	(5.25)	3.35

Distributions to shareholders from net realized gains	–		(2.68)	(1.21)	(0.49)	(2.18)	(2.21)

Net asset value, end of period	$17.10		$15.18	$15.17	$12.40	$9.12	$16.55

Total Return(b)	12.65%		17.58%	32.09%	41.65%	(32.68)%	21.56%

Net assets, end of period (in 000’s)	$270,564		$247,695	$235,978	$206,721	$115,205	$262,782

Ratio of net expenses to average net assets	0.95	%(c)	0.95%	0.97%	1.00%	0.99%	0.98%

Ratio of total expenses to average net assets	1.04	%(c)	1.04%	1.04%	1.03%	1.07%	1.04%

Ratio of net investment loss to average net assets	(0.39	)%(c)	(0.42)%	(0.38)%	(0.31)%	(0.38)%	(0.52)%

Portfolio turnover rate(d)	37%		54%	39%	47%	29%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Institutional Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$21.79		$21.68	$19.53	$15.88	$20.06	$20.08

Net investment income(a)	0.05		0.14	0.13	0.15	0.15	0.18

Net realized and unrealized gain (loss)	1.12		3.25	5.47	3.63	(4.10)	5.61

Total from investment operations	1.17		3.39	5.60	3.78	(3.95)	5.79

Distributions to shareholders from net investment income	–		(0.16)	(0.15)	(0.13)	(0.14)	(0.19)

Distributions to shareholders from net realized gains	–		(3.12)	(3.30)	–	(0.09)	(5.62)

Total distributions	–		(3.28)	(3.45)	(0.13)	(0.23)	(5.81)

Net asset value, end of period	$22.96		$21.79	$21.68	$19.53	$15.88	$20.06

Total Return(b)	5.37%		15.75%	28.32%	23.81%	(19.74)%	29.41%

Net assets, end of period (in 000’s)	$332,000		$332,935	$326,795	$279,958	$242,239	$317,468

Ratio of net expenses to average net assets	0.56	%(c)	0.56%	0.56%	0.57%	0.56%	0.55%

Ratio of total expenses to average net assets	0.71	%(c)	0.71%	0.70%	0.69%	0.72%	0.71%

Ratio of net investment income to average net assets	0.50	%(c)	0.63%	0.57%	0.83%	0.86%	0.81%

Portfolio turnover rate(d)	112%		198%	204%	201%	203%	206%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Service Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$22.04		$21.90	$19.71	$16.02	$20.23	$20.21

Net investment income(a)	0.03		0.09	0.08	0.11	0.11	0.14

Net realized and unrealized gain (loss)	1.14		3.28	5.51	3.66	(4.13)	5.64

Total from investment operations	1.17		3.37	5.59	3.77	(4.02)	5.78

Distributions to shareholders from net investment income	–		(0.11)	(0.10)	(0.08)	(0.10)	(0.14)

Distributions to shareholders from net realized gains	–		(3.12)	(3.30)	–	(0.09)	(5.62)

Total distributions	–		(3.23)	(3.40)	(0.08)	(0.19)	(5.76)

Net asset value, end of period	$23.21		$22.04	$21.90	$19.71	$16.02	$20.23

Total Return(b)	5.31%		15.49%	28.00%	23.59%	(19.90)%	29.11%

Net assets, end of period (in 000’s)	$44,997		$46,526	$46,655	$43,631	$41,870	$61,849

Ratio of net expenses to average net assets	0.77	%(c)	0.77%	0.77%	0.78%	0.77%	0.77%

Ratio of total expenses to average net assets	0.96	%(c)	0.96%	0.95%	0.94%	0.97%	0.93%

Ratio of net investment income to average net assets	0.29	%(c)	0.42%	0.36%	0.62%	0.64%	0.60%

Portfolio turnover rate(d)	112%		198%	204%	201%	203%	206%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements June 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs International Equity Insights Fund	Institutional and Service	Diversified

Goldman Sachs Large Cap Value Fund	Institutional and Service	Diversified

Goldman Sachs Mid Cap Growth Fund	Institutional and Service	Diversified

Goldman Sachs Mid Cap Value Fund	Institutional and Service	Diversified

Goldman Sachs Small Cap Equity Insights Fund	Institutional and Service	Diversified

Goldman Sachs Strategic Growth Fund	Institutional and Service	Non-Diversified

Goldman Sachs U.S. Equity Insights Fund	Institutional and Service	Diversified

Shares of the Trust are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser (“Investment Adviser”) to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees.

51

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. In-Kind Transactions — Each Fund may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Fund shares are valued in the same manner as they are valued for purposes of computing a Fund’s NAV, in accordance with each Fund’s Valuation Procedures (as defined below), and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Funds’ prospectus.

G. Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to a Fund as cash payments and are included in net realized gain (loss) from investments on the Statements of Operations.

H. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

I. Income Tax Disclosure — The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy

52

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Central Government Fund and Goldman Sachs Financial Square Government Fund (“Underlying Money Market Funds”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

53

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy— The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2026:

International Equity Insights Fund
Investment Type	Level 1	Level 2	Level 3
Assets

Common Stock and/or Other Equity Investments(a)
Africa	$—	$322,393	$—
Asia	65,525	36,866,845	—
Europe	4,360,328	76,040,021	—
North America	1,471,345	4,273,370	—
Oceania	1,374,020	8,420,846	—
Investment Company	498	—	—
Total	$7,271,716	$125,923,475	$—

Derivative Type

Assets
Futures Contracts(b)	$37,408	$—	$—

Liabilities
Futures Contracts(b)	$(3,672)	$—	$—

54

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Large Cap Value Fund
Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(c)
Europe	$757,988	$—	$—
North America	281,546,380	—	—
Investment Company	104,489	—	—
Total	$282,408,857	$—	$—

Mid Cap Growth Fund
Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(c)
Europe	$1,169,895	$—	$—
North America	70,344,412	—	—
Investment Company	2,046,905	—	—
Total	$73,561,212	$—	$—

Mid Cap Value Fund
Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(c)
Europe	$12,156,404	$—	$—
North America	473,115,483	—	—
Investment Company	94,648	—	—
Total	$485,366,535	$—	$—

Small Cap Equity Insights Fund
Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Africa	$327,091	$—	$—
Europe	1,990,694	—	—
North America	228,534,667	11	—
Investment Company	6,474	—	—
Securities Lending Reinvestment Vehicle	1,860,963	—	—
Total	$232,719,889	$11	$—

Derivative Type

Assets

Futures Contracts(b)	$15,382	$—	$—

55

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Strategic Growth Fund
Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(c)
Europe	$3,052,363	$—	$—
North America	495,932,644	—	—
Investment Company	10,047,472	—	—
Total	$509,032,479	$—	$—

U.S. Equity Insights Fund
Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(c)
Asia	$825,133	$—	$—
Europe	1,003,710	—	—
North America	370,921,884	—	—
Oceania	897,717	—	—
Securities Lending Reinvestment Vehicle	289,250	—	—
Total	$373,937,694	$—	$—

Derivative Type

Liabilities
Futures Contracts(b)	$(23,755)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.
(c)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

International Equity Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$37,408	Variation margin on futures contracts	$(3,672)
Small Cap Equity Insights Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$15,382	Variation margin on futures contracts	$—

56

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

U.S. Equity Insights Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(23,755)

1

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of June 30, 2026 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

International Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$164,174	$20,961

Small Cap Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	507,542	99,005

U.S. Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	176,917	(24,804)

For the six months ended June 30, 2026, the relevant values for each derivative type were as follows:

Average number of Contracts(a)
Fund	Futures Contracts
International Equity Insights Fund	19
Small Cap Equity Insights Fund	23
U.S. Equity Insights Fund	6

(a)

Amounts disclosed represent average number of contracts for future contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2026.

57

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate					Effective Rate	Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion
International Equity Insights Fund	0.81%	0.73%	0.69%	0.68%	0.67%	0.81%	0.78%*
Large Cap Value Fund	0.72	0.65	0.62	0.60	0.59	0.72	0.68%*
Mid Cap Growth Fund	0.87	0.87	0.78	0.74	0.73	0.87	0.81%*
Mid Cap Value Fund	0.77	0.77	0.69	0.66	0.65	0.77	0.77%
Small Cap Equity Insights Fund	0.70	0.70	0.63	0.60	0.59	0.70	0.70%
Strategic Growth Fund	0.71	0.64	0.61	0.59	0.58	0.71	0.68%*
U.S. Equity Insights Fund	0.62	0.59	0.56	0.55	0.54	0.62	0.54%*

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

GSAM has agreed to waive a portion of its management fee in order to achieve effective net management fee rates of 0.78%, 0.68%, 0.81%, 0.68% and 0.54% of International Equity Insights Fund, Large Cap Value Fund, Mid Cap Growth Fund, Strategic Growth Fund and U.S. Equity Insights Fund, respectively. These arrangements will remain in effect through at least April 30, 2027 and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds invest in Institutional Shares of the Goldman Sachs Central Government Fund and Goldman Sachs Financial Square Government Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable (if any) by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2026, with respect to the Funds’ investments in an affiliated Underlying Fund GSAM waived $317, $486, $2,123, $665 and $1,101 of the Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Equity Insights Fund, and Strategic Growth Fund management fees, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Service Shares of each Fund, has adopted a

Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Service Shares. For the six months ended June 30, 2026 for the U.S. Equity Insights Fund, Goldman Sachs agreed to waive distribution and services fees so as not to exceed an annual rate of 0.21% of average daily net assets attributable to Service Shares. For the six months ended June 30, 2026 for the Mid Cap Growth Fund, Goldman Sachs agreed to waive distribution and services fees so as not to exceed an annual percentage rate of 0.15% of the average daily net assets attributable to Service Shares. These distribution and service fee waivers will remain in place through at least April 30, 2027, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Trustees.

C. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate of 0.02% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive its transfer agency fee attributable to the Service Shares of the Large Cap Value Fund. This arrangement will remain in place through at least April 30, 2027, and prior to such date Goldman Sachs may not terminate the arrangement without approval of the Board of Trustees.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds are 0.004%, 0.004%, 0.004%, 0.024%, 0.094%, 0.004% and 0.004%, respectively. These Other Expense limitations will remain in place through at least April 30, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Distribution and Service Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

International Equity Insights Fund	$19,716	$–	$–	$161,608	$181,324

Large Cap Value Fund	54,033	18,223	–	114,316	186,572

Mid Cap Growth Fund	19,722	–	29,990	110,588	160,300

Mid Cap Value Fund	2,123	–	–	56,503	58,626

Small Cap Equity Insights Fund	665	–	–	34,492	35,157

Strategic Growth Fund	69,059	–	–	123,016	192,075

U.S. Equity Insights Fund	147,073	–	8,838	120,972	276,883

E. Line of Credit Facility — As of June 30, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2026, the Funds did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

F. Other Transactions with Affiliates — For the six months ended June 30, 2026, Goldman Sachs earned $1,726, $1,184, $4,028, $162 and $1,615 in brokerage commissions from portfolio transactions, on behalf of the VIT Large Cap Value Fund, VIT Mid Cap Growth Fund, VIT Mid Cap Value Fund, VIT Small Cap Equity Insights Fund and VIT Strategic Growth Fund, respectively.

The following table provides information about the Funds’ investment in the Goldman Sachs Central Government Fund and Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2026:

International Equity Insights Fund

Underlying Fund	Beginning value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares

	$–	$2,260,597	$2,260,099	$498	498	$748

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Large Cap Value Fund

Underlying Fund	Beginning value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares

	$–	$6,688,465	$6,583,976	$104,489	104,489	$5,792

Goldman Sachs Financial Square Government Fund - Institutional Shares

	1,494,932	11,276,298	12,771,230	–	–	7,764

Total	$1,494,932	$17,964,763	$19,355,206	$104,489		$13,556

Mid Cap Growth Fund

Underlying Fund	Beginning value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares

	–	8,029,079	5,982,174	2,046,905	2,046,905	12,950

Goldman Sachs Financial Square Government Fund - Institutional Shares

	1,911,362	7,370,857	9,282,219	–	–	10,180

Total	$1,911,362	$15,399,936	$15,264,393	$2,046,905		$23,130

Mid Cap Value Fund

Underlying Fund	Beginning value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares

	–	15,174,592	15,079,944	94,648	94,648	14,008

Goldman Sachs Financial Square Government Fund - Institutional Shares

	4,349,549	28,971,334	33,320,883	–	–	45,718

Total	$4,349,549	$44,145,926	$48,400,827	$94,648		$59,726

Small Cap Equity Insights Fund

Underlying Fund	Beginning value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares

	$–	$6,919,390	$6,912,916	$6,474	6,474	$10,561

Goldman Sachs Financial Square Government Fund - Institutional Shares

	837,768	10,840,115	11,677,883	–	–	14,831

Total	$837,768	$17,759,505	$18,590,799	$6,474		$25,392

Strategic Growth Fund

Underlying Fund	Beginning value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares

	$–	$41,814,686	$31,767,214	$10,047,472	10,047,472	$43,881

Goldman Sachs Financial Square Government Fund - Institutional Shares

	1,845,032	17,973,956	19,818,988	–	–	25,536

Total	$1,845,032	$59,788,642	$51,586,202	$10,047,472		$69,417

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal period ended June 30, 2026, were as follows:

Fund	Purchases	Sales

International Equity Insights Fund	$99,427,044	$106,681,734

Large Cap Value Fund	183,050,758	208,584,135

Mid Cap Growth Fund	49,911,693	50,277,785

Mid Cap Value Fund	400,602,498	424,201,542

Small Cap Equity Insights Fund	189,471,742	178,759,187

Strategic Growth Fund	169,013,928	183,771,424

U.S. Equity Insights Fund	360,475,286	381,508,854

7. SECURITIES LENDING

The Large Cap Value, Mid Cap Growth, Mid Cap Value and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the International Equity Insights, Small Cap Equity Insights and U.S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will, and BNY may, exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNY are unable to purchase replacement securities, GSAL and/or BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

7. SECURITIES LENDING (continued)

bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds, GSAL and BNY received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2026, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended June 30, 2026

			Amounts Payable to
	Earnings of GSAL	Amounts Received	Goldman Sachs
	Relating to	by the Funds	Upon Return of
	Securities	from Lending to	Securities Loaned as of
Fund	Loaned	Goldman Sachs	June 30, 2026

International Equity Insights Fund	$1,252	$—	$—

Small Cap Equity Insights Fund	1,452	315	7,470

U.S. Equity Insights Fund	369	—	—

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended June 30, 2026.

	Beginning value as	Purchases	Proceeds	Ending value as
Fund	of December 31, 2025	at Cost	from Sales	of June 30, 2026

International Equity Insights Fund	$552,960	$2,120,285	$(2,673,245)	$—

Mid Cap Value Fund	1,695,525	10,770,651	(12,466,176)	—

Small Cap Equity Insights Fund	1,589,036	18,016,653	(17,744,726)	1,860,963

U.S. Equity Insights Fund	—	6,747,045	(6,457,795)	289,250

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2025, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	International
	Equity Insights	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap Equity
	Fund	Fund	Fund	Fund	Insights Fund

Timing differences — (Real Estate Investment Trusts, late year ordinary loss deferral, and post October loss deferral)	$—	$(578,969)	$(160,014)	$186,780	$1,211

	Strategic Growth	U.S. Equity
	Fund	Insights Fund

Timing differences — (Real Estate Investment Trusts, late year ordinary loss deferral, and post October loss deferral)	$—	$33,034

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

8. TAX INFORMATION (continued)

As of June 30, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	International Equity
	Insights Fund	Large Cap Value Fund	Mid Cap Growth Fund

Tax Cost	$112,920,691	$232,403,679	$57,237,811

Gross unrealized gain	25,723,297	56,724,189	17,577,953

Gross unrealized loss	(5,448,797)	(6,719,011)	(1,214,303)

Net unrealized gain (loss)	$20,274,500	$50,005,178	$16,363,650

		Small Cap Equity
	Mid Cap Value Fund	Insights Fund	Strategic Growth Fund

Tax Cost	$416,354,915	$199,147,156	$267,176,827

Gross unrealized gain	83,267,514	41,768,173	247,971,391

Gross unrealized loss	(14,255,894)	(8,195,429)	(6,115,739)

Net unrealized gain (loss)	$69,011,620	$33,572,744	$241,855,652

			U.S. Equity Insights
			Fund

Tax Cost			$253,309,886

Gross unrealized gain			130,923,126

Gross unrealized loss			(10,295,318)

Net unrealized gain (loss)			$120,627,808

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures and foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

9. OTHER RISKS (continued)

prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investment Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Tax Diversification Risk — The Fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code (the “Diversification Requirements”). In order for the Fund to qualify for “look through” treatment under the Diversification Requirements, Fund shares must be sold only to persons permitted to hold shares, directly or indirectly (each, a “Permitted Investor”), under Section 817 of the Code and Treasury Regulation 1.817-5(f), as supplemented by published rulings and procedures issued thereunder by the Internal Revenue Service (“IRS”). To the extent an investor in Fund shares no longer qualifies as a Permitted Investor, and such investor fails to restore its status as a Permitted Investor or obtain a waiver or closing agreement with respect to such failure from the IRS, the Fund may no longer qualify for “look through” treatment. Therefore, in testing compliance with the Diversification Requirements, an investor in the Fund, such as, for example, an insurance company separate account, no longer would be able to look through the Fund to its underlying investments. Instead, the Fund would be considered a single investment for purposes of the Diversification Requirements. A failure to satisfy

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

9. OTHER RISKS (continued)

the Diversification Requirements (whether resulting from investors in Fund shares or otherwise) could have significant adverse tax consequences for variable contract owners whose contract values are determined by investment in the Fund. See “Taxation” in the Statement of Additional Information for more information.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	International Equity Insights Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	334,854	$3,739,599	968,139	$ 9,680,897

Reinvestment of distributions	—	—	1,251,824	12,618,389

Shares redeemed	(637,590)	(7,051,475)	(1,055,974)	(10,752,816)

	(302,736)	(3,311,876)	1,163,989	11,546,470

Service Shares

Shares sold	104,184	1,200,976	794,150	7,792,534

Reinvestment of distributions	—	—	547,681	5,558,963

Shares redeemed	(479,775)	(5,420,404)	(1,357,994)	(13,643,690)

	(375,591)	(4,219,428)	(16,163)	(292,193)

NET INCREASE (DECREASE) IN SHARES	(678,327)	$(7,531,304)	1,147,826	$ 11,254,277

	Large Cap Value Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	153,468	$1,343,913	561,363	$ 4,897,610

Reinvestment of distributions	—	—	1,483,447	12,045,590

Shares redeemed	(628,023)	(5,499,770)	(1,719,482)	(14,528,282)

	(474,555)	(4,155,857)	325,328	2,414,918

65

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Service Shares

Shares sold	23,045	$202,714	597,288	$ 5,180,108

Reinvestment of distributions	—	—	3,203,534	26,076,765

Shares redeemed	(2,730,174)	(24,149,852)	(3,307,739)	(29,110,427)

	(2,707,129)	(23,947,138)	493,083	2,146,446

NET INCREASE (DECREASE) IN SHARES	(3,181,684)	$(28,102,995)	818,411	$ 4,561,364

	Mid Cap Growth Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	10,952	$131,059	210,291	$ 2,583,810

Reinvestment of distributions	—	—	59,137	647,552

Shares redeemed	(21,427)	(246,811)	(42,493)	(560,457)

	(10,475)	(115,752)	226,935	2,670,905

Service Shares

Shares sold	846,497	8,792,910	809,462	9,023,352

Reinvestment of distributions	—	—	1,043,081	10,316,086

Shares redeemed	(884,501)	(8,811,175)	(1,489,053)	(16,393,074)

	(38,004)	(18,265)	363,490	2,946,364

NET INCREASE (DECREASE) IN SHARES	(48,479)	$(134,017)	590,425	$ 5,617,269

	Mid Cap Value Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	600,615	$10,482,223	937,206	$ 15,716,954

Reinvestment of distributions	—	—	2,419,968	38,937,278

Shares redeemed	(1,418,717)	(25,037,683)	(2,507,127)	(43,104,726)

	(818,102)	(14,555,460)	850,047	11,549,506

Service Shares

Shares sold	90,102	1,617,885	2,730,181	46,864,842

Reinvestment of distributions	—	—	779,093	12,730,385

Shares redeemed	(714,128)	(12,780,853)	(3,620,682)	(60,539,272)

	(624,026)	(11,162,968)	(111,408)	(944,045)

NET INCREASE (DECREASE) IN SHARES	(1,442,128)	$(25,718,428)	738,639	$ 10,605,461

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Equity Insights Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	924,149	$14,711,584	966,011	$13,223,597

Reinvestment of distributions	—	—	753,454	10,631,237

Shares redeemed	(931,964)	(15,216,070)	(1,353,206)	(18,361,213)

	(7,815)	(504,486)	366,259	5,493,621

Service Shares

Shares sold	542,503	8,608,538	992,031	13,161,559

Reinvestment of distributions	—	—	303,656	4,217,778

Shares redeemed	(304,408)	(4,803,571)	(519,499)	(7,142,326)

	238,095	3,804,967	776,188	10,237,011

NET INCREASE IN SHARES	230,280	$3,300,481	1,142,447	$15,730,632

	Strategic Growth Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	232,399	$3,616,056	1,035,017	$14,879,855

Reinvestment of distributions	—	—	2,032,473	31,726,909

Shares redeemed	(748,600)	(11,882,970)	(1,734,326)	(27,956,155)

	(516,201)	(8,266,914)	1,333,164	18,650,609

Service Shares

Shares sold	3,063,185	47,172,684	5,000,977	75,285,837

Reinvestment of distributions	—	—	2,447,485	37,446,533

Shares redeemed	(3,558,171)	(51,710,529)	(6,693,742)	(97,915,626)

	(494,986)	(4,537,845)	754,720	14,816,744

NET INCREASE (DECREASE) IN SHARES	(1,011,187)	$(12,804,759)	2,087,884	$33,467,353

	U.S. Equity Insights Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	236,900	$5,212,966	1,016,147	$22,432,936

Reinvestment of distributions	—	—	2,013,644	43,615,530

Shares redeemed	(1,060,744)	(23,046,078)	(2,821,196)	(64,023,741)

	(823,844)	(17,833,112)	208,595	2,024,725

67

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity Insights Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Service Shares

Shares sold	21,730	$479,523	76,445	$ 1,681,288

Reinvestment of distributions	—	—	274,159	6,009,559

Shares redeemed	(193,655)	(4,297,541)	(369,924)	(8,276,257)

	(171,925)	(3,818,018)	(19,320)	(585,410)

NET INCREASE (DECREASE) IN SHARES	(995,769)	$(21,651,130)	189,275	$ 1,439,315

68

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs International Equity Insights Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Strategic Growth Fund, and Goldman Sachs U.S. Equity Insights Fund (the “Funds”) are investment portfolios of Goldman Sachs Variable Insurance Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2027 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-17, 2026 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;

(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and

(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;

(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and in the case of the Mid Cap Value Fund and U.S. Equity Insights Fund, a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;

(e)	fee and expense information for the Fund, including:

(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;

(ii)	the Fund’s expense trends over time; and

(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;

(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;

(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;

(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending (in the case of the International Equity Insights Fund, Small Cap Equity Insights Fund, and U.S. Equity Insights Fund), portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;

71

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices (in the case of the Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, and Strategic Growth Fund), other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;

(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2025, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2026. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the performance of the Mid Cap Value Fund and U.S. Equity Insights Fund to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. In the case of International Equity Insights Fund, Small Cap Equity Insights Fund, and U.S. Equity Insights Fund, they noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the International Equity Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2026. They also noted that in April 2018 the International Equity Insights Fund had been repositioned from the Strategic International Equity Fund, which involved changes to the Fund’s investment strategy and portfolio management. The Trustees observed that the Large Cap Value Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the five-year period and underperformed for the one-, three-, and ten-year periods ended March 31, 2026. They noted that the Mid Cap Growth Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2026. They further noted that the Mid Cap Growth Fund had experienced certain portfolio management changes in 2025. The Trustees considered that the Mid Cap Value Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five-, and ten-year periods and in the third quartile for the one- and three-year periods, and had outperformed the Fund’s benchmark index for the five- and ten-year periods and underperformed for the one- and three-year periods ended March 31, 2026. They noted that the Small Cap Equity Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2026. The Trustees observed that the Strategic Growth Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2026. They considered that the Strategic Growth Fund had experienced certain portfolio management changes in 2024 and 2025. The Trustees noted that the U.S. Equity Insights Fund had placed in the top half of the Fund’s peer group for the three- and five-year periods and in the third quartile for the one- and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2026.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of Mid Cap Value Fund that would have the effect of decreasing expenses of Service Class Shares of the Fund, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

73

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2025 and 2024, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	International
Average Daily	Equity Insights	Large Cap Value	Strategic Growth	U.S. Equity
Net Assets	Fund	Fund	Fund	Insights Fund

First $1 billion	0.81%	0.72%	0.71%	0.62%

Next $1 billion	0.73	0.65	0.64	0.59

Next $3 billion	0.69	0.62	0.61	0.56

Next $3 billion	0.68	0.60	0.59	0.55

Over $8 billion	0.67	0.59	0.58	0.54

Average Daily	Mid Cap Growth	Mid Cap Value	Small Cap Equity
Net Assets	Fund	Fund	Insights Fund

First $2 billion	0.87%	0.77%	0.70%

Next $3 billion	0.78	0.69	0.63

Next $3 billion	0.74	0.66	0.60

Over $8 billion	0.73	0.65	0.59

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee (with respect to the International Equity Insights Fund, Large Cap Value Fund, Mid Cap Growth Fund, Strategic Growth Fund, and U.S. Equity Insights Fund) and to limit certain expenses of the Funds that exceed specified levels as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the Distribution and Service fees paid by the Mid Cap Growth Fund and U.S. Equity Insights Fund, and the transfer agency fees paid by the Large Cap Value Fund and Strategic Growth Fund. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, and Strategic Growth Fund; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for the International Equity Insights Fund, Small Cap Equity Insights Fund, and U.S. Equity Insights Fund and fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral or cash collateral, as applicable, is invested; (f) the Investment Adviser’s ability to

74

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the ability of the International Equity Insights Fund, Small Cap Equity Insights Fund, and U.S. Equity Insights Fund to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2027.

75

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN L.P. SACHS ASSET MANAGEMENT, Investment Adviser 200 West Street, New York New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. VITEQTYSAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Variable Insurance Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 24, 2022.

(a)(2)	Not applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Variable Insurance Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Variable Insurance Trust

Date:	August 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Variable Insurance Trust

Date:	August 26, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Variable Insurance Trust

Date:	August 26, 2026